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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         February 28, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Disciplined LargeCap Fund
ING Financial Services Fund
ING LargeCap Value Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING MidCap Value Choice Fund
ING SmallCap Value Choice Fund
ING Convertible Fund
ING Equity and Bond Fund
ING Real Estate Fund
ING Principal Protection Fund
ING Principal Protection Fund II
ING Principal Protection Fund III
ING Principal Protection Fund IV
ING Principal Protection Fund V
ING Principal Protection Fund VI
ING Principal Protection Fund VII
ING Principal Protection Fund VIII
ING Principal Protection Fund IX
ING Principal Protection Fund X
ING Principal Protection Fund XI
ING Principal Protection Fund XII

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING LargeCap Growth Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.9%
		Advertising: 2.1%
72,800		Omnicom Group, Inc.	$6,629,896
			6,629,896
		Aerospace/Defense: 1.3%
37,500		General Dynamics Corp.	3,950,625
			3,950,625
		Apparel: 1.1%
64,260	@	Coach, Inc.	3,568,358
			3,568,358
		Auto Parts and Equipment: 1.0%
50,660		Johnson Controls, Inc.	2,994,006
			2,994,006
		Biotechnology: 0.8%
43,540	@	Genzyme Corp.	2,442,159
			2,442,159
		Commercial Services: 6.7%
116,690	@, @@	Accenture Ltd. - Class A	2,981,430
200,170	@, L	Apollo Group, Inc.	14,740,518
38,080	L	Moody’s Corp.	3,195,293
			20,917,241
		Computers: 9.5%
322,800	@	Dell, Inc.	12,941,052
92,670	@, L	Lexmark Intl., Inc.	7,425,647
143,170	@, @@, L	Research In Motion Ltd.	9,464,969
			29,831,668
		Distribution/Wholesale: 2.7%
146,650	L	CDW Corp.	8,427,976
			8,427,976
		Diversified Financial Services: 7.2%
48,370	L	Capital One Financial Corp.	3,709,012
67,700		Citigroup, Inc.	3,230,644
452,848		Countrywide Financial Corp.	15,736,468
			22,676,124
		Healthcare-Products: 3.4%
206,930	L	Medtronic, Inc.	10,785,192
			10,785,192
		Healthcare-Services: 3.3%
39,320		Aetna, Inc.	5,741,507
39,220	@	WellPoint, Inc.	4,787,193
			10,528,700

PORTFOLIO OF INVESTMENTS

ING LargeCap Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Builders: 1.5%
78,020		Lennar Corp. Class A	$4,745,176
			4,745,176
		Insurance: 1.5%
45,860		Marsh & McLennan Cos., Inc.	1,497,329
36,730		Progressive Corp.	3,199,183
			4,696,512
		Internet: 9.6%
271,770	@	eBay, Inc.	11,642,627
24,090	@, L	Google, Inc.	4,528,679
432,250	@, L	Yahoo!, Inc.	13,948,707
			30,120,013
		Media: 3.6%
99,810	@, L	Comcast Corp.	3,179,947
250,550	@, L	XM Satellite Radio Holdings, Inc.	8,258,128
			11,438,075
		Miscellaneous Manufacturing: 5.3%
100,260		Danaher Corp.	5,431,084
323,720		General Electric Co.	11,394,944
			16,826,028
		Oil and Gas: 2.8%
127,640	@@	Petro-Canada	7,127,418
32,700	@@	Petroleo Brasileiro SA – Petrobras ADR	1,595,760
			8,723,178
		Pharmaceuticals: 14.7%
162,360		Abbott Laboratories	7,466,936
304,560	@@	AstraZeneca PLC ADR	12,103,213
166,770	@, @@, L	Elan Corp. PLC ADR	1,334,160
132,700		Eli Lilly & Co.	7,431,200
105,190	@	Forest Laboratories, Inc.	4,491,613
99,350	@	Gilead Sciences, Inc.	3,432,543
86,900	@@, L	Sanofi-Aventis ADR	3,468,179
340,000		Schering-Plough Corp.	6,443,000
			46,170,844
		Retail: 3.8%
74,840	@, L	Autozone, Inc.	7,251,996
158,640		PETsMART, Inc.	4,838,520
			12,090,516
		Savings and Loans: 1.1%
53,890	L	Golden West Financial Corp.	3,335,252
			3,335,252
		Software: 12.2%
267,000	@	Electronic Arts, Inc.	17,218,829
196,150		First Data Corp.	8,046,073
301,800		Microsoft Corp.	7,599,324
61,520	@, L	Pixar, Inc.	5,501,734
			38,365,960

PORTFOLIO OF INVESTMENTS

ING LargeCap Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares				Value

		Telecommunications: 3.7%
68,020	@@	America Movil SA de CV ADR		$3,992,774
439,560	@	Cisco Systems, Inc.		7,657,135
				11,649,909
		Total Common Stock
		(Cost $270,071,812)		310,913,408

Principal Amount				Value

SHORT-TERM INVESTMENTS: 13.5%
		Securities Lending Collateralcc:13.5%
$42,503,110		The Bank of New York Institutional
		Cash Reserves Fund		$42,503,110
		Total Short-Term Investments
		(Cost $42,503,110)		42,503,110
		Total Investments In Securities
		(Cost $312,574,922)*	112.4%	$353,416,518
		Other Assets and Liabilities—Net	(12.4)	(38,879,317)
		Net Assets	100.0%	$314,537,201
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	*	Cost for federal income tax purposes is $319,480,383.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$42,401,292
		Gross Unrealized Depreciation		(8,465,157)
		Net Unrealized Appreciation		$33,936,135

PORTFOLIO OF INVESTMENTS

ING MidCap Opportunities Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 100.0%
		Advertising: 0.7%
42,200	@, L	Getty Images, Inc.	$3,010,548
			3,010,548
		Apparel: 3.1%
149,400	@, L	Coach, Inc.	8,296,182
109,500	L	Polo Ralph Lauren Corp.	4,314,300
			12,610,482
		Auto Parts and Equipment: 1.3%
98,800		BorgWarner, Inc.	5,211,700
			5,211,700
		Banks: 0.5%
32,600		Zions Bancorporation	2,154,860
			2,154,860
		Biotechnology: 2.0%
148,820	@, L	Celgene Corp.	4,073,948
85,000	@, L	Charles River Laboratories Intl., Inc.	3,918,500
			7,992,448
		Building Materials: 1.5%
130,500		American Standard Cos., Inc.	5,976,900
			5,976,900
		Coal: 1.7%
72,900		Peabody Energy Corp.	7,078,590
			7,078,590
		Commercial Services: 3.8%
120,300	@, L	Alliance Data Systems Corp.	4,745,835
100,000	@, L	CoStar Group, Inc.	3,683,000
64,000	@	Education Management Corp.	1,876,480
122,461	@, L	Laureate Education, Inc.	5,313,583
			15,618,898
		Computers: 3.2%
63,100	@	Anteon Intl. Corp.	2,395,276
121,600	@	CACI Intl., Inc.	6,561,536
21,517	@	Micros Systems, Inc.	697,796
140,700	@, L	palmOne, Inc.	3,351,474
			13,006,082
		Distribution/Wholesale: 1.0%
135,056		Hughes Supply, Inc.	4,139,466
			4,139,466
		Diversified Financial Services: 0.8%
321,800	@	Ameritrade Holding Corp.	3,420,734
			3,420,734

PORTFOLIO OF INVESTMENTS

ING MidCap Opportunities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 1.2%
129,700		Ametek, Inc.	$4,972,698
			4,972,698
		Electronics: 2.3%
66,250	@	Benchmark Electronics, Inc.	2,154,450
147,000	@	Waters Corp.	7,180,950
			9,335,400
		Hand/Machine Tools: 1.0%
87,500		Stanley Works	4,046,875
			4,046,875
		Healthcare-Products: 7.8%
29,600		Beckman Coulter, Inc.	2,085,320
90,000	@	Gen-Probe, Inc.	4,581,900
108,900	@, L	Inamed Corp.	7,424,802
151,200	@, L	Patterson Cos., Inc.	7,502,544
150,530	@	St. Jude Medical, Inc.	5,885,723
117,400	@, L	Varian Medical Systems, Inc.	4,218,182
			31,698,471
		Healthcare-Services: 5.1%
14,400		Aetna Inc.	2,102,688
88,450	@, L	Amsurg Corp.	2,136,952
184,500	@	Community Health Systems, Inc.	5,972,265
47,300	L	Quest Diagnostics, Inc.	4,701,620
114,800	@, L	WellChoice, Inc.	5,929,420
			20,842,945
		Home Furnishings: 1.4%
50,600	L	Harman Intl. Industries, Inc.	5,675,802
			5,675,802
		Household Products/Wares: 1.2%
150,600	@, L	Yankee Candle Co., Inc.	4,662,576
			4,662,576
		Insurance: 2.3%
26,700		AMBAC Financial Group, Inc.	2,076,726
55,100		MBIA, Inc.	3,228,860
96,700	@, L	ProAssurance Corp.	3,916,350
			9,221,936
		Internet: 2.2%
155,200	@, L	Akamai Technologies, Inc.	1,708,752
742,000	@	TIBCO Software, Inc.	7,241,920
			8,950,672
		Iron/Steel: 1.5%
99,500		Nucor Corp.	6,202,830
			6,202,830
		Leisure Time: 1.1%
63,500		Polaris Industries, Inc.	4,431,665
			4,431,665

PORTFOLIO OF INVESTMENTS

ING MidCap Opportunities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 1.5%
91,300	L	Harrah’s Entertainment, Inc.	$5,988,367
			5,988,367
		Machinery-Diversified: 2.1%
140,000		Rockwell Automation, Inc.	8,701,000
			8,701,000
		Miscellaneous Manufacturing: 4.7%
98,500	L	Danaher Corp.	5,335,745
70,800		Donaldson Co., Inc.	2,257,812
29,200		ITT Industries, Inc.	2,568,140
115,500		Pentair, Inc.	4,786,320
64,200	L	Roper Industries, Inc.	4,147,320
			19,095,337
		Office/Business Equipment: 1.0%
256,800	@, L	Xerox Corp.	4,006,080
			4,006,080
		Oil and Gas: 9.4%
63,730		Apache Corp.	4,007,342
399,300	L	Chesapeake Energy Corp.	8,660,817
53,300		Murphy Oil Corp.	5,332,132
70,400		Patina Oil & Gas Corp.	2,834,304
348,600		Patterson-UTI Energy, Inc.	8,715,000
190,575	L	XTO Energy, Inc.	8,674,974
			38,224,569
		Oil and Gas Services: 1.9%
93,000		BJ Services Co.	4,646,280
50,500	@	Smith Intl., Inc.	3,245,130
			7,891,410
		Packaging and Containers: 1.2%
202,700	@	Owens-Illinois, Inc.	5,045,203
			5,045,203
		Retail: 13.6%
51,400	@, L	Advance Auto Parts, Inc.	2,589,532
159,550	L	Applebees Intl., Inc.	4,548,771
282,800	@, L	Chico’s FAS, Inc.	8,328,459
129,800	@, L	Copart, Inc.	3,024,340
234,400		Foot Locker, Inc.	6,399,120
211,300	L	Michaels Stores, Inc.	6,738,357
88,700		MSC Industrial Direct Co.	2,869,445
197,200	@, L	Pacific Sunwear of California, Inc.	5,079,872
158,600		PETsMART, Inc.	4,837,300
102,000		Regis Corp.	4,018,800
209,500	@	Sonic Corp.	7,058,055
			55,492,051
		Savings and Loans: 2.8%
130,700		Independence Community Bank Corp.	5,203,167
274,400	L	Sovereign Bancorp, Inc.	6,294,736
			11,497,903

PORTFOLIO OF INVESTMENTS

ING MidCap Opportunities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares				Value

		Semiconductors: 2.0%
97,500	@, L	Advanced Micro Devices, Inc.		$1,701,375
91,500	@, L	Altera Corp.		1,897,710
117,400		Linear Technology Corp.		4,585,644
				8,184,729
		Software: 5.0%
109,900		Adobe Systems, Inc.		6,786,325
135,300	@, L	Avid Technology, Inc.		9,051,570
71,700	@	Dun & Bradstreet Corp.		4,406,682
				20,244,577
		Telecommunications: 3.1%
260,200	@	Comverse Technology, Inc.		6,039,242
99,300	@	Polycom, Inc.		1,607,667
294,658	@, L	Tekelec		5,003,293
				12,650,202
		Textiles: 1.9%
88,000	@, L	Mohawk Industries, Inc.		7,897,120
				7,897,120
		Transportation: 3.1%
66,100	L	CH Robinson Worldwide, Inc.		3,622,280
97,900	@	Forward Air Corp.		4,335,012
102,250		J.B. Hunt Transport Services, Inc.		4,825,178
				12,782,470
		Total Common Stock
		(Cost $312,345,262)		407,963,596

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 24.1%

		Repurchase Agreement: 0.5%
$2,242,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $2,242,162 to be received upon repurchase (Collateralized by Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $2,289,110, due 02/16/07)		$2,242,000
		Total Repurchase Agreement
		(Cost $2,242,000)		2,242,000
		Securities Lending Collateralcc: 23.6%
96,284,638		The Bank of New York Institutional
		Cash Reserves Fund		96,284,638
		Total Securities Lending Collateral
		(Cost $96,284,638)		96,284,638
		Total Short-Term Investments
		(Cost $98,526,638)		98,526,638
		Total Investments In Securities
		(Cost $410,871,900)*	124.1%	$506,490,234
		Other Assets and Liabilities—Net	(24.1)	(98,373,447)
		Net Assets	100.0%	$408,116,787

PORTFOLIO OF INVESTMENTS

ING MidCap Opportunities Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned Securities, a portion or all of the security is on loan at 02/28/05.
	*	Cost for federal income tax purposes is $410,915,814.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$101,069,713
		Gross Unrealized Depreciation	(5,495,293)
		Net Unrealized Appreciation	$95,574,420

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.4%
		Banks: 4.9%
48,959		East-West Bancorp, Inc.	$1,760,566
11,177	@, L	Silicon Valley Bancshares	489,776
202,700		Southwest Bancorp of Texas, Inc.	3,861,435
83,100	L	Westamerica Bancorporation	4,328,679
			10,440,456
		Biotechnology: 3.1%
51,400	@, L	Celgene Corp.	1,407,075
141,100	@, L	Integra LifeSciences Holdings Corp.	5,233,399
			6,640,474
		Commercial Services: 4.4%
88,300	@, L	CoStar Group, Inc.	3,252,090
34,900	@	Education Management Corp.	1,023,268
46,609	@	iPayment, Inc.	2,006,051
70,257	@, L	Laureate Education, Inc.	3,048,451
			9,329,860
		Computers: 6.8%
41,600	@, L	Anteon Intl. Corp.	1,579,136
83,200	@, L	CACI Intl., Inc.	4,489,472
114,600		Jack Henry & Associates, Inc.	2,274,810
81,200	@	Micros Systems, Inc.	2,633,316
79,000	@, L	palmOne, Inc.	1,881,780
72,300	@, L	Synaptics, Inc.	1,727,247
			14,585,761
		Distribution/Wholesale: 3.1%
35,664		Hughes Supply, Inc.	1,093,102
164,950		SCP Pool Corp.	5,614,898
			6,708,000

		Electrical Components and Equipment: 1.4%
116,401	@, L	Intermagnetics General Corp.	3,069,494
			3,069,494
		Electronics: 2.7%
68,442	@, L	Benchmark Electronics, Inc.	2,225,734
31,800	@, L	Dionex Corp.	1,830,408
71,400	@, L	Measurement Specialties, Inc.	1,806,420
			5,862,562
		Entertainment: 6.6%
75,300	@	Penn National Gaming, Inc.	4,545,108
127,300	@, L	Scientific Games Corp.	3,274,156
188,433	@, L	Shuffle Master, Inc.	6,173,065
			13,992,329

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 9.4%
137,700	@, L	Arthrocare Corp.	$3,968,514
85,300	@	Gen-Probe, Inc.	4,342,623
89,300	@	Inamed Corp.	6,088,474
30,533	@	Intuitive Surgical, Inc.	1,439,631
90,201	@, L	Kyphon, Inc.	2,217,141
39,008	@, L	Laserscope	1,307,938
63,100	@	Quinton Cardiology Systems, Inc.	614,594
			19,978,915
		Healthcare-Services: 5.4%
181,800	@, L	Amsurg Corp.	4,392,288
54,000	@, L	Pediatrix Medical Group, Inc.	3,700,620
81,340	@, L	United Surgical Partners Intl., Inc.	3,339,820
			11,432,728
		Home Builders: 1.0%
61,498	L	Thor Industries, Inc.	2,189,329
			2,189,329
		Household Products/Wares: 1.4%
97,600	@, L	Yankee Candle Co., Inc.	3,021,696
			3,021,696
		Insurance: 2.9%
54,900	@, L	Philadelphia Consolidated Holding Co.	4,171,302
50,700	@, L	ProAssurance Corp.	2,053,350
			6,224,652
		Internet: 4.9%
83,100	@, L	Akamai Technologies, Inc.	914,931
68,900	@	Infospace, Inc.	2,856,594
79,400	@, L	Openwave Systems, Inc.	1,013,144
221,200	@	TIBCO Software, Inc.	2,158,912
279,700	@, L	ValueClick, Inc.	3,538,205
			10,481,786
		Leisure Time: 1.1%
34,300	L	Polaris Industries, Inc.	2,393,797
			2,393,797
		Lodging: 2.4%
84,800	L	Station Casinos, Inc.	5,167,712
			5,167,712
		Miscellaneous Manufacturing: 2.7%
148,086	@, L	Ceradyne, Inc.	4,457,389
24,570	@	CUNO, Inc.	1,380,834
			5,838,223
		Oil and Gas: 6.6%
75,000		Patina Oil & Gas Corp.	3,019,500
100,100	@, L	Southwestern Energy Co.	6,106,100
107,000	@, L	Unit Corp.	4,898,460
			14,024,060
		Pharmaceuticals: 2.9%
144,500	@, L	HealthExtras, Inc.	2,345,235
190,998	@, L	VCA Antech, Inc.	3,835,240
			6,180,475

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 14.6%
95,000		Applebees Intl., Inc.	$2,708,450
125,360	@, L	Chico’s FAS, Inc.	3,691,852
58,600	@	Copart, Inc.	1,365,380
90,400	@, L	Dave & Buster’s, Inc.	1,782,688
100,400	@, L	Dick’s Sporting Goods, Inc.	3,599,340
112,200	@, L	GameStop Corp.	2,177,802
51,400		MSC Industrial Direct Co.	1,662,790
192,542	@, L	Pacific Sunwear of California, Inc.	4,959,881
72,800	@	Petco Animal Supplies, Inc.	2,580,032
49,400		Regis Corp.	1,946,360
137,950	@	Sonic Corp.	4,647,535
			31,122,110
		Semiconductors: 2.5%
46,300	@, L	Formfactor, Inc.	1,063,511
260,600	@	Silicon Image, Inc.	3,002,112
30,000	@	Tessera Technologies, Inc.	1,222,200
			5,287,823
		Software: 4.9%
87,500	@, L	Avid Technology, Inc.	5,853,750
42,300		Global Payments, Inc.	2,348,496
123,031	@	Witness Systems, Inc.	2,301,910
			10,504,156
		Storage/Warehousing: 0.1%
6,410	@	Mobile Mini, Inc.	238,708
			238,708
		Telecommunications: 2.2%
57,044	@	Polycom, Inc.	923,542
146,500	@, L	Powerwave Technologies, Inc.	1,003,525
158,091	@, L	Tekelec	2,684,386
			4,611,453
		Transportation: 1.4%
67,820	@	Forward Air Corp.	3,003,070
			3,003,070
		Total Common Stock
		(Cost $146,743,537)	212,329,629

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 27.5%
		Repurchase Agreement: 0.2%
$491,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $491,035 to be received upon repurchase (Collateralized by Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $503,704, due 02/16/07)		$491,000
		Total Repurchase Agreement
		(Cost $491,000)		491,000
		Securities Lending Collateralcc: 27.3%
58,227,481		The Bank of New York Institutional
		Cash Reserves Fund		58,227,481
		Total Securities Lending Collateral
		(Cost $58,227,481)		58,227,481
		Total Short-Term Investments
		(Cost $58,718,481)		58,718,481
		Total Investments In Securities
		(Cost $205,462,018)*	126.9%	$271,048,110
		Other Assets and Liabilities—Net	(26.9)	(57,416,788)
		Net Assets	100.0%	$213,631,322
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned Securities, a portion or all of the security is on loan at 02/28/05.
	*	Cost for federal income tax purposes is $205,502,932.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$69,179,102
		Gross Unrealized Depreciation		(3,633,924)
		Net Unrealized Appreciation		$65,545,178

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.6%
		Aerospace/Defense: 2.0%
3,350		Boeing Co.	$184,150
6,150		Lockheed Martin Corp.	364,202
3,772		Northrop Grumman Corp.	199,539
2,200		United Technologies Corp.	219,736
			967,627
		Agriculture: 2.1%
8,500		Altria Group, Inc.	558,025
11,750		Archer-Daniels-Midland Co.	283,175
3,541		UST, Inc.	193,516
			1,034,716
		Apparel: 1.3%
3,700	@	Coach, Inc.	205,461
3,850		Nike, Inc.	334,758
2,100		VF Corp.	125,496
			665,715
		Auto Manufacturers: 1.2%
25,650	L	Ford Motor Co.	324,473
3,300		PACCAR, Inc.	248,358
			572,831
		Banks: 6.9%
26,650		Bank of America Corp.	1,243,222
3,700		Comerica, Inc.	211,196
7,550		KeyCorp	249,150
9,634		National City Corp.	344,608
7,600		U.S. Bancorp	226,100
13,350		Wachovia Corp.	707,683
7,050		Wells Fargo & Co.	418,629
			3,400,588
		Beverages: 1.7%
10,050		Coca-Cola Co.	430,140
650		Molson Coors Brewing Co.	45,195
7,050		PepsiCo, Inc.	379,713
			855,048
		Biotechnology: 0.6%
5,200	@	Amgen, Inc.	320,372
			320,372
		Chemicals: 1.6%
3,800		Dow Chemical Co.	209,570
4,050		E.I. du Pont de Nemours & Co.	215,865
3,400		PPG Industries, Inc.	244,630
3,200		Sherwin-Williams Co.	141,760
			811,825
		Commercial Services: 1.0%
2,600		Equifax, Inc.	79,014
3,400		H&R Block, Inc.	181,220
6,300		McKesson Corp.	235,242
			495,476

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 6.9%
9,700	@	Apple Computer, Inc.	$435,142
19,600	@	Dell, Inc.	785,764
29,750	@	EMC Corp.	376,635
12,237		Hewlett-Packard Co.	254,530
11,550		International Business Machines Corp.	1,069,298
7,100	@	Network Appliance, Inc.	213,071
12,700	@, X	Seagate Technology	—
61,600	@, L	Sun Microsystems, Inc.	259,952
			3,394,392
		Cosmetics/Personal Care: 3.0%
10,000		Gillette Co.	502,500
18,250		Procter & Gamble Co.	968,893
			1,471,393
		Distribution/Wholesale: 0.2%
1,950		W.W. Grainger, Inc.	122,421
			122,421
		Diversified Financial Services: 6.8%
5,100		American Express Co.	276,165
2,350		Bear Stearns Cos., Inc.	233,825
4,250		CIT Group, Inc.	171,488
20,950		Citigroup, Inc.	999,733
8,900		Countrywide Financial Corp.	309,275
6,900	@	E*TRADE Financial Corp.	91,563
3,900		Fannie Mae	227,994
7,500		Freddie Mac	465,000
3,750		Merrill Lynch & Co., Inc.	219,675
4,400		Morgan Stanley	248,468
6,000	@, L	Providian Financial Corp.	102,900
			3,346,086
		Electric: 2.7%
13,500	@	AES Corp.	225,990
3,700		Constellation Energy Group, Inc.	190,439
13,250		Duke Energy Corp.	357,618
2,700		Exelon Corp.	122,472
3,150	L	Southern Co.	101,178
4,100		TXU Corp.	312,625
			1,310,322
		Electronics: 0.3%
3,100		PerkinElmer, Inc.	68,758
3,350	@	Thermo Electron Corp.	91,991
			160,749
		Food: 1.1%
6,800		Kellogg Co.	299,200
3,828	L	Wm. Wrigley Jr. Co.	254,792
			553,992
		Forest Products and Paper: 0.1%
1,493		MeadWestvaco Corp.	46,820
			46,820

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Gas: 0.4%
4,750		Sempra Energy	$190,000
			190,000
		Hand/Machine Tools: 0.3%
1,700		Black & Decker Corp.	140,964
			140,964
		Healthcare-Products: 3.7%
4,600		Becton Dickinson & Co.	275,402
19,450		Johnson & Johnson	1,275,920
4,900		Medtronic, Inc.	255,388
			1,806,710
		Healthcare-Services: 2.9%
2,300		Aetna, Inc.	335,846
3,250	@	Humana, Inc.	108,128
6,250		UnitedHealth Group, Inc.	569,750
3,550	@	WellPoint, Inc.	433,313
			1,447,037
		Insurance: 5.4%
10,500		American Intl. Group, Inc.	701,399
3,400		Chubb Corp.	268,974
2,600		CIGNA Corp.	236,080
3,600		Lincoln National Corp.	168,660
3,609		Loews Corp.	257,250
9,450		MetLife, Inc.	387,828
283	L	MGIC Investment Corp.	17,755
3,427		Principal Financial Group	133,722
6,700		Prudential Financial, Inc.	381,900
2,450		Safeco Corp.	116,841
			2,670,409
		Internet: 1.4%
5,600	@	eBay, Inc.	239,904
11,850	@	Symantec Corp.	260,818
5,850	@	Yahoo!, Inc.	188,780
			689,502
		Leisure Time: 0.3%
2,700		Carnival Corp.	146,826
			146,826
		Lodging: 0.5%
4,200		Marriott Intl., Inc.	269,220
			269,220
		Machinery-Diversified: 0.6%
1,000		Cummins, Inc.	73,410
3,800		Rockwell Automation, Inc.	236,170
			309,580
		Media: 2.6%
3,250		McGraw-Hill Cos., Inc.	298,513
10,850		News Corp.	180,544
18,450	@	Time Warner, Inc.	317,893
7,300		Viacom, Inc.	254,770
8,700		Walt Disney Co.	243,078
			1,294,798

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Mining: 0.4%
2,000		Phelps Dodge Corp.	$212,900
			212,900
		Miscellaneous Manufacturing: 5.5%
7,200		3M Co.	604,368
42,700	S	General Electric Co.	1,503,040
3,550		Honeywell Intl., Inc.	134,794
2,387		Textron, Inc.	184,634
8,150	@@	Tyco Intl., Ltd.	272,862
			2,699,698
		Oil and Gas: 10.4%
1,800		Amerada Hess Corp.	180,720
3,750		Anadarko Petroleum Corp.	288,225
5,800		Burlington Resources, Inc.	287,854
14,450		ChevronTexaco Corp.	897,055
5,528		ConocoPhillips	613,000
6,750		Devon Energy Corp.	315,833
33,550		Exxon Mobil Corp.	2,124,050
1,500		Sunoco, Inc.	148,650
4,100		Valero Energy Corp.	292,084
			5,147,471
		Packaging and Containers: 0.2%
2,050		Ball Corp.	91,020
			91,020
		Pharmaceuticals: 3.7%
2,250		AmerisourceBergen Corp.	134,775
5,950		Cardinal Health, Inc.	348,373
7,500	@, L	Caremark Rx, Inc.	287,100
8,950		Merck & Co., Inc.	283,715
30,440		Pfizer, Inc.	800,267
			1,854,230
		Retail: 8.9%
5,200		Best Buy Co., Inc.	280,904
7,000		Costco Wholesale Corp.	326,130
3,000		Darden Restaurants, Inc.	80,400
14,100		Gap, Inc.	300,753
17,950		Home Depot, Inc.	718,359
5,600		J.C. Penney Co., Inc. Holding Co.	249,144
1,500		Lowe’s Cos., Inc.	88,170
13,950		McDonald’s Corp.	461,466
8,550		Staples, Inc.	269,496
3,800		Target Corp.	193,116
17,050		Wal-Mart Stores, Inc.	879,950
11,000		Walgreen Co.	471,130
2,400		Wendy’s Intl., Inc.	90,840
			4,409,858
		Semiconductors: 1.4%
25,550		Intel Corp.	612,689
900	@	Qlogic Corp.	36,261
1,200		Texas Instruments, Inc.	31,764
			680,714

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares				Value

		Software: 4.3%
4,250		Adobe Systems, Inc.		$262,438
5,100	@	BMC Software, Inc.		76,245
6,450	@	Compuware Corp.		43,602
43,700		Microsoft Corp.		1,100,366
46,900	@	Oracle Corp.		605,479
5,100	@, L	Parametric Technology Corp.		29,325
				2,117,455
		Telecommunications: 5.3%
9,000		Alltel Corp.		514,800
50,100	@	Cisco Systems, Inc.		872,742
10,400		Motorola, Inc.		162,864
6,600		QUALCOMM, Inc.		238,326
3,000		Scientific-Atlanta, Inc.		92,700
20,000		Verizon Communications, Inc.		719,400
				2,600,832
		Toys/Games/Hobbies: 0.1%
3,350		Hasbro, Inc.		70,752
				70,752
		Transportation: 0.8%
3,900		FedEx Corp.		381,342
				381,342
		Total Common Stock
		(Cost $44,429,730)		48,761,691

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 3.0%
		Repurchase Agreement: 0.7%
$376,000

Goldman Sachs Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $376,027 to be received upon repurchase (Collateralized by $390,000 Federal Home Loan Bank, 2.375%, Market Value plus accrued interest $386,680, due 02/15/06)

				$376,000
		Total Repurchase Agreement
		(Cost $376,000)		376,000
		Securities Lending Collateralcc:2.3%
1,118,239		The Bank of New York Institutional
		Cash Reserves Fund		1,118,239
		Total Securities Lending Collateral
		(Cost $1,118,239)		1,118,239
		Total Short-Term Investments
		(Cost $1,494,239)		1,494,239
		Total Investments In Securities
		(Cost $45,923,969)*	101.6%	$50,255,930
		Other Assets and Liabilities—Net	(1.6)	(797,033)
		Net Assets	100.0%	$49,458,897

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at 02/28/05.

	L	Loaned security, a portion or all of the security is on loan at 02/28/05.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $46,178,619.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$5,301,294
		Gross Unrealized Depreciation	(1,223,983)
		Net Unrealized Appreciation	$4,077,311

Information concerning open futures contracts for the ING Disciplined LargeCap Fund at February 28, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain
S&P 500	2	$602,050	3/21/2005	$5,857

PORTFOLIO OF INVESTMENTS

ING Financial Services Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 96.9%
		Banks: 26.5%
277,307		Bank of America Corp.	$12,936,372
120,733		City National Corp.	8,264,174
98,111		Cullen/Frost Bankers, Inc.	4,560,199
182,800		Northern Trust Corp.	7,723,300
215,000		Prosperity Bancshares, Inc.	5,936,150
237,238		The Bank of New York Co., Inc.	7,176,450
335,719		U.S. Bancorp	9,987,640
99,787		Wachovia Corp.	5,289,709
238,007		Wells Fargo & Co.	14,132,855
87,386		Zions Bancorporation	5,776,215
			81,783,064
		Diversified Financial Services: 42.6%
149,904	@	Affiliated Managers Group, Inc.	9,707,783
117,800		American Express Co.	6,378,870
82,700		Capital One Financial Corp.	6,341,436
150,700		CIT Group, Inc.	6,080,745
411,200		Citigroup, Inc.	19,622,463
204,374		Countrywide Financial Corp.	7,101,997
297,251	@	E*TRADE Financial Corp.	3,944,521
120,826		Fannie Mae	7,063,488
56,820		Franklin Resources, Inc.	3,988,196
136,700		Freddie Mac	8,475,400
95,777		Goldman Sachs Group, Inc.	10,420,537
238,241		J.P. Morgan Chase & Co.	8,707,709
79,179		Lehman Brothers Holdings, Inc.	7,219,541
122,767		MBNA Corp.	3,114,599
153,254		Merrill Lynch & Co., Inc.	8,977,619
177,950		Morgan Stanley	10,048,836
68,965		T. Rowe Price Group, Inc.	4,233,761
			131,427,501
		Home Builders: 2.4%
167,601		DR Horton, Inc.	7,334,220
			7,334,220
		Insurance: 21.5%
138,345	@@	ACE Ltd.	6,150,819
121,200		AFLAC, Inc.	4,645,596
96,759		Allstate Corp.	5,194,023
184,871		American Intl. Group, Inc.	12,349,383
93,681	@@	Endurance Specialty Holdings Ltd.	3,349,096
99,459		Hartford Financial Services Group, Inc.	7,156,075
80,373		MetLife, Inc.	3,298,508
164,285		PMI Group, Inc.	6,612,471
98,000		Prudential Financial, Inc.	5,586,000
60,386		Radian Group, Inc.	2,918,455
94,201	@@	RenaissanceRe Holdings Ltd.	4,485,852
124,573		St. Paul Travelers Cos., Inc.	4,773,637
			66,519,915
		Software: 3.9%
189,900		First Data Corp.	7,789,698
112,724	@	Fiserv, Inc.	4,276,749
			12,066,447
		Total Common Stock (Cost $242,912,654)	299,131,147

PORTFOLIO OF INVESTMENTS

ING Financial Services Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 3.5%
		Repurchase Agreement: 3.5%
$10,744,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $10,744,776 to be received upon repurchase (Collateralized by $10,990,000 Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $10,961,792, due 02/16/07)		$10,744,000
		Total Short-Term Investments (Cost $10,744,000)		10,744,000
		Total Investments In Securities (Cost $253,656,654)*	100.4%	$309,875,147
		Other Assets and Liabilities—Net	(0.4)	(1,240,477)
		Net Assets	100.0%	$308,634,670
	@	Non-income producing security
	@@	Foreign issuer
	*	Cost for federal income tax purposes is $253,821,419.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$59,820,383
		Gross Unrealized Depreciation		(3,766,655)
		Net Unrealized Appreciation		$56,053,728

PORTFOLIO OF INVESTMENTS

ING LargeCap Value Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 96.3%
		Agriculture: 4.2%
19,650		Altria Group, Inc.	$1,290,022
4,570		Reynolds American, Inc.	374,512
			1,664,534
		Auto Manufacturers: 6.7%
103,890		Ford Motor Co.	1,314,209
37,000		General Motors Corp.	1,319,790
			2,633,999
		Auto Parts and Equipment: 1.8%
104,320		Delphi Corp.	716,678
			716,678
		Computers: 9.4%
56,490		Electronic Data Systems Corp.	1,203,236
57,740		Hewlett-Packard Co.	1,200,992
184,190	@	Sun Microsystems, Inc.	777,282
65,520	@	Unisys Corp.	503,194
			3,684,704
		Diversified Financial Services: 4.3%
17,660		CIT Group, Inc.	712,581
27,140		J.P. Morgan Chase & Co.	991,967
			1,704,548
		Environmental Control: 0.7%
9,420		Waste Management, Inc.	275,441
			275,441
		Food: 11.2%
64,490		Albertson’s, Inc.	1,443,931
83,100	@	Kroger Co.	1,494,969
80,130	@	Safeway, Inc.	1,474,392
			4,413,292
		Healthcare-Services: 2.0%
70,580	@	Tenet Healthcare Corp.	770,028
			770,028
		Housewares: 1.9%
33,810		Newell Rubbermaid, Inc.	753,625
			753,625
		Insurance: 8.8%
38,840		AON Corp.	951,968
13,670		Loews Corp.	974,398
28,400		Marsh & McLennan Cos., Inc.	927,260
16,740		Nationwide Financial Services	616,032
			3,469,658

PORTFOLIO OF INVESTMENTS

ING LargeCap Value Fund	as of February 28, 2005 (Unaudited)(continued)

Shares				Value

		Office/Business Equipment: 2.4%
60,980	@	Xerox Corp.		$951,288
				951,288
		Pharmaceuticals: 17.1%
63,870		Bristol-Myers Squibb Co.		1,598,666
51,480		Merck & Co., Inc.		1,631,916
58,050		Pfizer, Inc.		1,526,135
78,380		Schering-Plough Corp.		1,485,301
11,470		Wyeth		468,205
				6,710,223
		Pipelines: 3.1%
96,880		El Paso Corp.		1,194,530
				1,194,530
		Retail: 1.8%
37,220	@	Office Depot, Inc.		716,485
				716,485
		Semiconductors: 3.6%
122,200	@	Micron Technology, Inc.		1,405,300
				1,405,300
		Telecommunications: 14.2%
57,730		BellSouth Corp.		1,489,434
332,350	@	Lucent Technologies, Inc.		1,020,315
58,990		SBC Communications, Inc.		1,418,710
16,230		Sprint Corp.		384,326
35,520		Verizon Communications, Inc.		1,277,654
				5,590,439
		Toys/Games/Hobbies: 1.9%
34,640		Mattel, Inc.		724,669
				724,669
		Transportation: 1.2%
7,620		Union Pacific Corp.		483,489
				483,489
		Total Common Stock (Cost $37,285,218)		37,862,930
		Total Investments In Securities (Cost $37,285,218)*	96.3%	$37,862,930
		Other Assets and Liabilities-Net	3.7	1,448,483
		Net Assets	100.0%	$39,311,413
	@	Non-income producing security
	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,227,571
		Gross Unrealized Depreciation		(1,649,859)
		Net Unrealized Appreciation		$577,712

PORTFOLIO OF INVESTMENTS

ING MidCap Value Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%
		Agriculture: 3.3%
172,194		Loews Corp.	$5,637,632
			5,637,632
		Airlines: 2.4%
326,840	@, L	AMR Corp.	2,774,872
296,400	@, L	Delta Air Lines, Inc.	1,375,296
			4,150,168
		Apparel: 3.0%
476,310	@, @@	Tommy Hilfiger Corp.	5,096,517
			5,096,517
		Auto Parts and Equipment: 12.5%
99,060	L	American Axle & Manufacturing Holdings, Inc.	2,617,165
196,910		ArvinMeritor, Inc.	3,319,903
120,900		Dana Corp.	1,743,378
386,800	L	Delphi Corp.	2,657,316
440,620	@, L	Goodyear Tire & Rubber Co.	6,371,365
721,610	L	Visteon Corp.	4,842,003
			21,551,130
		Chemicals: 5.9%
96,690	L	Great Lakes Chemical Corp.	2,581,623
87,680		Lubrizol Corp.	3,737,798
171,300	L	Sensient Technologies Corp.	3,741,192
			10,060,613
		Commercial Services: 7.7%
330,300	@	Convergys Corp.	4,951,197
49,000		Kelly Services, Inc.	1,447,950
67,800	@	Rent-A-Center, Inc.	1,759,410
683,580	@	Service Corp. Intl.	5,154,193
			13,312,750
		Computers: 7.2%
323,580	@, L	Synopsys, Inc.	5,856,798
847,490	@	Unisys Corp.	6,508,723
			12,365,521
		Diversified Financial Services: 0.6%
24,000		CIT Group, Inc.	968,400
			968,400
		Electric: 0.0%
162,000	@, L	Mirant Corp.	47,628
			47,628
		Electronics: 1.4%
302,700	@, L	Kemet Corp.	2,473,059
			2,473,059

PORTFOLIO OF INVESTMENTS

ING MidCap Value Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Food: 5.5%
44,000	L	Albertson’s, Inc.	$985,160
349,030	@	Del Monte Foods Co.	3,696,228
233,320	@, L	Safeway, Inc.	4,293,088
818,464	L	Winn-Dixie Stores, Inc.	497,217
			9,471,693
		Healthcare-Services: 4.0%
635,180	@, L	Tenet Healthcare Corp.	6,929,814
			6,929,814
		Home Furnishings: 3.0%
334,400		Maytag Corp.	5,096,256
			5,096,256
		Household Products/Wares: 2.5%
207,610		Tupperware Corp.	4,253,929
			4,253,929
		Insurance: 12.9%
108,500	@	Allmerica Financial Corp.	3,884,300
273,560		Assured Guaranty Ltd.	5,181,227
62,460	@	CNA Financial Corp.	1,796,974
69,400		Nationwide Financial Services	2,553,920
285,550	L	Phoenix Cos., Inc.	3,660,751
306,050	L	UnumProvident Corp.	5,178,366
			22,255,538
		Miscellaneous Manufacturing: 2.3%
78,600		Teleflex, Inc.	3,958,296
			3,958,296
		Office/Business Equipment: 3.1%
498,920		IKON Office Solutions, Inc.	5,263,606
			5,263,606
		Pipelines: 3.6%
498,883		El Paso Corp.	6,151,227
			6,151,227
		Retail: 4.2%
135,000	@, L	Payless Shoesource, Inc.	1,582,200
248,220	@, L	Toys R US, Inc.	5,676,791
			7,258,991
		Semiconductors: 5.1%
4,580,690	@	Agere Systems, Inc.	7,420,718
111,958	@, L	Micron Technology, Inc.	1,287,517
			8,708,235
		Telecommunications: 8.1%
1,539,550	@	3Com Corp.	5,511,589
66,550		CenturyTel, Inc.	2,238,742
994,030	@	Cincinnati Bell, Inc.	4,373,732
246,000	@, L	Tellabs, Inc.	1,744,140
			13,868,203
		Total Common Stock (Cost $175,238,115)	168,879,206

PORTFOLIO OF INVESTMENTS

ING MidCap Value Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 18.4%
		Securities Lending Collateralcc: 18.4%
$31,531,759		The Bank of New York Institutional Cash Reserves Fund		$31,531,759
		Total Short-Term Investments (Cost $31,531,759)		31,531,759
		Total Investments In Securities (Cost $206,769,874)*	116.7%	$200,410,965
		Other Assets and Liabilities—Net	(16.7)	(28,724,307)
		Net Assets	100.0%	$171,686,658
	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	*	Cost for federal income tax purposes is $206,818,063.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$18,022,442
		Gross Unrealized Depreciation		(24,429,540)
		Net Unrealized Depreciation		$(6,407,098)

PORTFOLIO OF INVESTMENTS

ING SmallCap Value Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.6%
		Airlines: 1.9%
685,520	@, L	Delta Air Lines, Inc.	$3,180,813
			3,180,813
		Apparel: 3.9%
132,150		Russell Corp.	2,390,594
386,440	@, @@	Tommy Hilfiger Corp.	4,134,908
			6,525,502
		Auto Parts and Equipment: 10.5%
153,780		ArvinMeritor, Inc.	2,592,731
351,779	@, L	Goodyear Tire & Rubber Co.	5,086,723
182,590	L	Superior Industries Intl., Inc.	4,834,983
747,480	L	Visteon Corp.	5,015,591
			17,530,028
		Chemicals: 8.5%
95,260	L	Great Lakes Chemical Corp.	2,543,442
98,105	@@	Octel Corp.	1,910,104
138,197	@	PolyOne Corp.	1,257,593
194,590		Sensient Technologies Corp.	4,249,846
303,430		Wellman, Inc.	4,156,991
			14,117,976
		Commercial Services: 3.5%
125,430		Kelly Services, Inc.	3,706,457
281,980	@	Service Corp. Intl.	2,126,129
			5,832,586
		Computers: 2.1%
195,000	@, L	Electronics for Imaging, Inc.	3,231,150
61,400	@	Gateway, Inc.	288,580
			3,519,730
		Electrical Components and Equipment: 2.3%
157,780		Belden CDT, Inc.	3,789,876
			3,789,876
		Electronics: 2.9%
600,040	@, L	Kemet Corp.	4,902,327
			4,902,327
		Food: 3.5%
125,440	@	Del Monte Foods Co.	1,328,410
675,960	@, L	Interstate Bakeries Corp.	3,616,386
1,385,637	@, L	Winn-Dixie Stores, Inc.	841,774
			5,786,570
		Forest Products and Paper: 1.1%
53,700	L	Neenah Paper, Inc.	1,888,092
			1,888,092

PORTFOLIO OF INVESTMENTS

ING SmallCap Value Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Hand/Machine Tools: 1.1%
90,220		Starrett (L.S.) Co.	$1,839,586
			1,839,586
		Healthcare-Services: 2.0%
659,900	@, L	OCA, Inc.	3,273,104
			3,273,104
		Home Builders: 3.3%
224,729		Coachmen Industries, Inc.	3,368,688
200,900	@	National RV Holdings, Inc.	2,119,495
			5,488,183
		Home Furnishings: 3.8%
236,800		Kimball International, Inc.	3,383,872
193,150		Maytag Corp.	2,943,606
			6,327,478
		Household Products/Wares: 7.4%
88,800	L	American Greetings Corp.	2,187,144
787,290	@, L	Playtex Products, Inc.	6,715,583
166,230		Tupperware Corp.	3,406,053
			12,308,780
		Insurance: 10.5%
73,900	@	Allmerica Financial Corp.	2,645,620
212,200	@@	Assured Guaranty Ltd.	4,019,068
29,990		Kansas City Life Insurance Co.	1,432,023
172,088	@	KMG America Corp.	1,627,952
46,020		Landamerica Financial Group, Inc.	2,519,135
18,745	@	National Western Life Insurance Co.	3,266,316
155,260	L	Phoenix Cos., Inc.	1,990,433
			17,500,547
		Iron/Steel: 0.0%
4,154	L	Ryerson Tull, Inc.	59,610
			59,610
		Leisure Time: 2.4%
272,900	L	Callaway Golf Co.	3,662,318
19,800	@, L	K2, Inc.	283,734
			3,946,052
		Machinery-Diversified: 4.9%
26,040		Nacco Industries, Inc.	2,895,648
135,290		Tecumseh Products Co.	5,303,368
			8,199,016
		Miscellaneous Manufacturing: 1.7%
33,453		Federal Signal Corp.	526,550
184,881		Myers Industries, Inc.	2,412,697
			2,939,247
		Pipelines: 1.2%
504,090	@, L	Dynegy, Inc.	2,097,014
			2,097,014

PORTFOLIO OF INVESTMENTS

ING SmallCap Value Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 7.5%
102,160	L	Dillard’s, Inc.	$2,380,328
74,138		Lone Star Steakhouse & Saloon, Inc.	1,972,071
415,820	@, L	Payless ShoeSource, Inc.	4,873,410
184,600	@, L	Shopko Stores, Inc.	3,232,346
			12,458,155
		Semiconductors: 1.6%
1,638,000	@	Agere Systems, Inc.	2,653,560
			2,653,560
		Software: 1.8%
156,160	@	SPSS, Inc.	3,029,504
			3,029,504
		Telecommunications: 8.2%
1,148,660	@	3Com Corp.	4,112,203
563,046	@	Adaptec, Inc.	3,062,970
1,466,233	@	Cincinnati Bell, Inc.	6,451,425
			13,626,598
		Total Common Stock (Cost $163,835,121)	162,819,934

PORTFOLIO OF INVESTMENTS

ING SmallCap Value Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 17.3%
		Securities Lending Collateralcc: 17.3%
$28,792,171		The Bank of New York Institutional Cash Reserves Fund		$28,792,171
		Total Short-Term Investments (Cost $28,792,171)		28,792,171
		Total Investments In Securities (Cost $192,627,292)*	114.9%	$191,612,105
		Other Assets and Liabilities—Net	(14.9)	(24,843,906)
		Net Assets	100.0%	$166,768,199
	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	*	Cost for federal income tax purposes is $192,667,183.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$17,233,946
		Gross Unrealized Depreciation		(18,289,024)
		Net Unrealized Depreciation		$(1,055,078)

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 47.1%
		Agriculture: 0.5%
400		Archer-Daniels-Midland Co.	$9,640
			9,640
		Chemicals: 1.6%
600	@@	DSM NV ADR	10,682
1,200	@	Mosaic Co.	19,752
			30,434
		Computers: 1.5%
5,300	@	Maxtor Corp.	29,362
			29,362
		Electric: 5.0%
600		Alliant Energy Corp.	16,050
400		American Electric Power Co., Inc.	13,360
500		DTE Energy Co.	22,110
600		Idacorp, Inc.	17,346
1,800	@@	Korea Electric Power Corp.	25,200
			94,066
		Electronics: 0.8%
200	@@	Kyocera Corp. ADR	14,920
			14,920
		Environmental Control: 1.8%
4,200	@	Allied Waste Industries, Inc.	34,524
			34,524
		Food: 3.0%
1,400	@	Del Monte Foods Co.	14,826
1,200	@	Kroger Co.	21,588
1,200		Tyson Foods, Inc.	20,424
			56,838
		Forest Products and Paper: 0.6%
800	@@	Sappi Ltd. ADR	10,736
			10,736
		Insurance: 2.3%
1,300		AON Corp.	31,863
400	@	CNA Financial Corp.	11,508
			43,371
		Machinery-Construction and Mining: 0.5%
300	@@	Komatsu Ltd. ADR	9,021
			9,021
		Machinery-Diversified: 3.4%
2,000	@	AGCO Corp.	38,940
500		Lindsay Manufacturing Co.	11,620
700	@@	Metso Oyj ADR	13,118
			63,678

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Mining: 15.1%
1,650	@@	AngloGold Ashanti Ltd. ADR	$59,351
1,800	@	Apex Silver Mines Ltd.	33,984
2,000	@@	Barrick Gold Corp.	49,800
4,100	@, @@	Bema Gold Corp.	12,177
3,700	@, @	Eldorado Gold Corp.	11,433
1,900	@, @@	Gammon Lake Resources, Inc.	10,906
600	@@	Inco Ltd.	24,900
2,000	@, @@	Lihir Gold Ltd. ADR	36,540
500	@@	Lonmin PLC ADR	9,937
1,800	@@	Noranda, Inc.	33,372
4,300	@, @@	Orezone Resources, Inc.	5,590
			287,990
		Miscellaneous Manufacturing: 0.6%
400		Trinity Industries, Inc.	11,520
			11,520
		Oil and Gas: 1.9%
500	@@	Nexen, Inc.	25,240
200		Unocal Corp.	10,820
			36,060
		Oil and Gas Services: 1.4%
600	@@	Technip SA ADR	26,712
			26,712
		Real Estate Investment Trusts: 0.6%
1,300		MFA Mortgage Investments, Inc.	10,985
			10,985
		Retail: 1.0%
5,600	@	Rite Aid Corp.	19,600
			19,600
		Telecommunications: 1.1%
900	@@	KT Corp. ADR	20,889
			20,889
		Transportation: 4.4%
1,500	@@	CP Ships Ltd.	20,700
1,000		Union Pacific Corp.	63,450
			84,150
		Total Common Stock (Cost $842,698)	894,496
PREFERRED STOCK: 0.5%
		Mining: 0.5%
200	@	Freeport-McMoRan Copper & Gold, Inc.	8,770

		Total Preferred Stock (Cost $8,549)	8,770

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

CONVERTIBLE CORPORATE BONDS: 6.3%
		Electronics: 0.2%
$3,000		FEI Co., 5.500% due 08/15/08		$3,038
				3,038
		Environmental Control: 0.8%
18,000		Allied Waste North America, 4.250, due 04/15/34		15,728
				15,728
		Insurance: 1.6%
30,000		Loews Corp., 3.125, due 09/15/07		29,775
				29,775
		Semiconductors: 3.7%
32,000		International Rectifier Corp., 4.250, due 07/15/07		31,960
41,000		Triquint Semiconductor, Inc., 4.000, due 03/01/07		40,025
				71,985
		Total Convertible Corporate Bonds (Cost $120,216)		120,526
		Total Investments In Securities (Cost $971,463)*	53.9%	$1,023,792
		Other Assets and Liabilities—Net	46.1%	876,030
		Net Assets	100.0%	$1,899,822
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is the same as for financial
		statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$55,374
		Gross Unrealized Depreciation		(3,046)
		Net Unrealized Appreciation		$52,329

			PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund			as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 81.2%
		Auto Parts and Equipment: 1.4%
1,000	@	Commercial Vehicle Group, Inc.	$21,940
			21,940
		Banks: 1.2%
1,400	@	Bancorp, Inc.	19,488
			19,488
		Building Materials: 1.4%
600		York Intl. Corp.	23,202
			23,202
		Chemicals: 4.3%
1,900	@@	Agrium, Inc.	34,390
200		Georgia Gulf Corp.	10,562
1,200	@	PolyOne Corp.	10,920
300		Valspar Corp.	13,845
			69,717
		Commercial Services: 1.0%
500	@@	Ritchie Bros Auctioneers, Inc.	15,495
			15,495
		Computers: 4.4%
4,900	@	Maxtor Corp.	27,146
15,100	@	Quantum Corp.	43,639
			70,785
		Distribution/Wholesale: 0.9%
700	@	Beacon Roofing Supply, Inc.	14,847
			14,847
		Diversified Financial Services: 1.6%
700		IndyMac Bancorp, Inc.	25,193
			25,193
		Electrical Components and Equipment: 2.0%
2,700	@	General Cable Corp.	32,157
			32,157
		Electronics: 1.0%
700	@	Excel Technology, Inc.	16,065
			16,065
		Engineering and Construction: 2.4%
900	@@	Chicago Bridge & Iron Co. NV	39,069
			39,069
		Environmental Control: 2.5%
2,000	@	Aleris Intl., Inc.	40,140
			40,140

			PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Food: 2.6%
4,000	@	Del Monte Foods Co.	$42,360
			42,360
		Forest Products and Paper: 8.3%
2,000	@	Buckeye Technologies, Inc.	23,940
1,400		P. H. Glatfelter Co.	20,748
3,500	@@	Sappi Ltd. ADR	46,969
2,700		Wausau-Mosinee Paper Corp.	40,716
			132,373
		Hand/Machine Tools: 2.4%
800		Kennametal, Inc.	39,264
			39,264
		Insurance: 1.0%
1,800	@	PMA Capital Corp.	16,290
			16,290
		Iron/Steel: 5.1%
2,250		Gibraltar Industries, Inc.	55,508
600		Reliance Steel & Aluminum Co.	27,420
			82,928
		Machinery-Diversified: 3.6%
2,700		Sauer-Danfoss, Inc.	57,780
			57,780
		Mining: 2.4%
1,200	@	Century Aluminum Co.	39,012
			39,012
		Miscellaneous Manufacturing: 3.0%
2,100	@	Griffon Corp.	48,300
			48,300
		Oil and Gas: 7.7%
1,200	@	Denbury Resources, Inc.	40,764
2,300		Range Resources Corp.	58,052
200	@	Southwestern Energy Co.	12,200
500	@	TODCO	12,595
			123,611
		Oil and Gas Services: 3.4%
7,000	@	Stolt Offshore SA ADR	54,950
			54,950
		Packaging and Containers: 1.9%
600		Packaging Corp. of America	14,712
1,000	@	Smurfit-Stone Container Corp.	16,630
			31,342
		Real Estate Investment Trusts: 6.9%
1,900		Anthracite Capital, Inc.	22,686
2,600		HomeBanc Corp.	25,142

			PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund			as of February 28, 2005 (Unaudited)(continued)

Shares				Value

2,300		New York Mortgage Trust, Inc.		23,897
450		RAIT Investment Trust		12,083
600		Saxon Capital, Inc.		10,776
1,800		Sunset Financial Resources, Inc.		17,550
				112,134
		Retail: 2.3%
2,100		Casey’s General Stores, Inc.		37,884
				37,884
		Savings and Loans: 1.3%
1,300	@	Franklin Bank Corp.		21,255
				21,255
		Semiconductors: 2.2%
3,700	@	Mattson Technology, Inc.		36,260
				36,260
		Textiles: 1.2%
4,700	@	Quaker Fabric Corp.		19,834
				19,834
		Transportation: 1.8%
1,250	@	Marten Transport Ltd.		28,813
				28,813
		Total Investments In Securities
		(Cost $1,276,918)*	81.2%	$1,312,488
		Other Assets and Liabilities—Net	18.8	304,701
		Net Assets	100.0%	$1,617,189

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$60,909
		Gross Unrealized Depreciation		(25,339)
		Net Unrealized Appreciation		$35,570

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 9.7%
		Biotechnology: 0.2%
324,000	@, L	XOMA Ltd.	$466,560
			466,560
		Diversified Financial Services: 0.8%
34,944		Gabelli Asset Management, Inc.	1,546,621
			1,546,621
		Food: 0.6%
35,000	@	Dean Foods Co.	1,209,250
			1,209,250
		Healthcare-Services: 1.1%
17,000	@	WellPoint, Inc.	2,075,020
			2,075,020
		Investment Companies: 2.9%
45,000	L	SPDR Trust Series 1	5,428,350
			5,428,350
		Miscellaneous Manufacturing: 0.7%
36,000		General Electric Co.	1,267,200
			1,267,200
		Retail: 1.5%
18,000		Wal-Mart Stores, Inc.	928,980
48,000		Wendy’s Intl., Inc.	1,816,800
			2,745,780
		Software: 0.7%
61,500	@, L	Open Solutions, Inc.	1,254,600
			1,254,600
		Telecommunications: 1.2%
60,000		QUALCOMM, Inc.	2,166,600
			2,166,600
		Total Common Stock
		(Cost $13,799,768)	18,159,981
PREFERRED STOCK: 20.0%
		Auto Manufacturers: 2.8%
55,000		Ford Motor Co. Capital Trust II	2,733,500
105,000		General Motors Corp.	2,569,750
			5,303,250
		Chemicals: 0.9%
29,700		Huntsman Corp.	1,745,469
			1,745,469

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.2%
1,920	#	NRG Energy, Inc.	$2,186,400
			2,186,400
		Food: 1.3%
97,500		Albertson’s, Inc.	2,339,025
			2,339,025
		Insurance: 5.8%
950	@@, #	Fortis Insurance	1,030,722
45,000		Hartford Financial Services Group, Inc.	3,018,150
67,200		Reinsurance Group of America	4,031,999
118,000	@	Travelers Property Casualty Corp.	2,731,700
			10,812,571
		Media: 2.3%
25,000	@	Comcast Corp.	1,232,500
25,200	@	Emmis Communications Corp.	1,154,916
1,985		News Corp. Finance Trust II	1,977,060
			4,364,476
		Mining: 1.1%
1,900	L	Freeport-McMoRan Copper & Gold, Inc.	1,954,625
			1,954,625
		Pharmaceuticals: 0.3%
11,400		Omnicare, Inc.	592,800
			592,800
		Real Estate Investment Trusts: 1.1%
83,000		FelCor Lodging Trust, Inc.	2,059,230
			2,059,230
		Savings and Loans: 1.0%
39,200		Sovereign Capital Trust II	1,925,700
			1,925,700
		Sovereign: 1.1%
20		Fannie Mae	2,046,933
			2,046,933
		Telecommunications: 1.1%
2,000	@	Lucent Technologies Capital Trust I	2,142,250
51,932	@, I, X,**	Winstar Communications, Inc.	5
			2,142,255
		Total Preferred Stock
		(Cost $37,945,168)	37,472,734

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 67.9%
		Advertising: 1.1%
$2,000,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	$2,052,500
			2,052,500
		Aerospace/Defense: 1.6%
3,460,000		Spacehab, Inc., 8.000%, due 10/15/07	2,949,650
			2,949,650
		Airlines: 0.4%
1,000,000	L	Northwest Airlines Corp., 7.625%, due 11/15/23	693,750
			693,750
		Apparel: 1.1%
1,950,000	L	Reebok Intl. Ltd., 2.000%, due 05/01/24	2,110,875
			2,110,875
		Auto Parts and Equipment: 1.0%
4,000,000	L	Lear Corp., 4.400%, due 02/20/22	1,925,000
			1,925,000
		Chemicals: 0.4%
960,000		Hercules Trust II, 6.500%, due 06/30/29	792,000
			792,000
		Commercial Services: 2.1%
1,920,000	#	BearingPoint, Inc., 2.500%, due 12/15/24	1,948,800
2,000,000	#, L	Euronet Worldwide, Inc., 1.625%, due 12/15/24	2,087,500
			4,036,300
		Computers: 0.7%
1,500,000		Electronics for Imaging, 1.500%, due 06/01/23	1,404,375
			1,404,375
		Distribution/Wholesale: 2.0%
3,500,000		Costco Wholesale Corp., 0.000%, due 08/19/17	3,714,375
			3,714,375
		Diversified Financial Services: 2.9%
980,000	@@, #, L	AngloGold Holdings PLC, 2.375%, due 02/27/09	949,375
4,875,000		Lehman Brothers Holdings, Inc., 1.000%, due 09/16/10	4,405,781
			5,355,156
		Electric: 2.6%
2,000,000	L	Centerpoint Energy, Inc., 3.750%, due 05/15/23	2,290,000
2,000,000	L	PPL Energy Supply LLC, 2.625%, due 05/15/23	2,265,000
237,000	#	Unisource Energy Corp., 4.500%, due 03/01/35	244,703
			4,799,703
		Electrical Components and Equipment: 3.4%
1,000,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	1,033,000
2,725,000		Advanced Energy Industries, Inc., 5.250%, due 11/15/06	2,673,906
3,000,000	L	GrafTech Intl. Ltd., 1.625%, due 01/15/24	2,632,500
			6,339,406
		Electronics: 3.9%
1,500,000	@@, L	Flextronics Intl. Ltd., 1.000%, due 08/01/10	1,623,750
3,000,000		Flir Systems, Inc., 3.000%, due 06/01/23	4,721,250
100,000,000	@@, L	Sony Corp., 0.000%, due 12/18/08	961,882
			7,306,882

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Entertainment: 0.9%
$2,500,000	L	International Game Technology, 1.340%, due 01/29/33	$1,725,000
			1,725,000
		Environmental Control: 1.6%
3,500,000	L	Allied Waste Industries, Inc., 4.250%, due 04/15/34	3,058,125
			3,058,125
		Healthcare-Products: 1.6%
2,900,000		Advanced Medical Optics, Inc., 2.500%, due 07/15/24	2,976,125
			2,976,125
		Insurance: 2.6%
1,970,000		AmerUs Group Co., 2.000%, due 03/06/32	2,775,238
2,000,000		PMA Capital Corp., 6.500%, due 09/30/22	2,165,000
			4,940,238
		Internet: 1.6%
2,000,000		Digital River, Inc., 1.250%, due 01/01/24	2,035,000
1,000,000	#	Shanda Interactive Entertainment Ltd., 0.000%, due 10/15/14	1,008,750
			3,043,750
		Leisure Time: 1.7%
2,000,000		Carnival Corp., 1.132%, due 04/29/33	1,670,000
2,000,000		Royal Caribbean Cruises Ltd., 1.740%, due 05/18/21	1,512,500
			3,182,500
		Lodging: 1.8%
2,000,000	L	Hilton Hotels Corp., 3.375%, due 04/15/23	2,260,000
1,000,000	L	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	1,211,250
			3,471,250
		Media: 3.3%
2,460,000	L	Citadel Broadcasting Corp., 1.875%, due 02/15/11	2,118,675
2,000,000		Liberty Media Corp., 3.500%, due 01/15/31	1,702,500
2,400,000	@@	ZEE Telefilms Ltd., 0.500%, due 04/29/09	2,323,471
			6,144,646
		Mining: 3.6%
1,500,000	@@, L	Inco Ltd., 0.000%, due 03/29/21	1,666,875
1,985,000	@@	Inco Ltd., 1.000%, due 03/14/23	2,779,000
2,000,000	@@, L	Placer Dome, Inc., 2.750%, due 10/15/23	2,257,500
			6,703,375
		Miscellaneous Manufacturing: 2.4%
3,000,000	@@, #	Tyco Intl. Group SA, 2.750%, due 01/15/18	4,458,750
			4,458,750
		Oil and Gas: 2.6%
1,998,000		Devon Energy Corp., 4.900%, due 08/15/08	2,417,580
2,000,000	@@, L	Formosa Petrochemical Corp., 0.000%, due 06/30/11	2,449,918
			4,867,498
		Oil and Gas Services: 0.6%
1,000,000	@@	Schlumberger Ltd., 2.125%, due 06/01/23	1,127,500
			1,127,500

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Packaging and Containers: 1.1%
$2,000,000	#, L	Sealed Air Corp., 3.000%, due 06/30/33	$2,022,500
			2,022,500
		Pharmaceuticals: 7.2%
2,000,000	#	Abgenix, Inc., 1.750%, due 12/15/11	1,862,500
1,990,000	L	Amylin Pharmaceuticals, Inc., 2.250%, due 06/30/08	1,965,125
1,920,000	#	Dov Pharmaceutical, Inc., 2.500%, due 01/15/25	1,826,400
1,920,000	#	Isolagen, Inc., 3.500%, due 11/01/24	2,124,000
3,000,000		NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,681,249
2,000,000		Teva Pharmaceutical Finance LLC, 0.500%, due 02/01/24	1,990,000
1,000,000	@@	Wockhardt Ltd., 0.000%, due 10/25/09	1,043,511
			13,492,785
		Savings and Loans: 2.0%
3,870,000	#	Ocwen Financial Corp., 3.250%, due 08/01/24	3,705,525
			3,705,525
		Semiconductors: 4.2%
3,000,000	L	Advanced Micro Devices, Inc., 4.750%, due 02/01/22	3,105,000
2,000,000		Cypress Semiconductor Corp., 1.250%, due 06/15/08	2,280,000
3,000,000		Pixelworks, Inc., 1.750%, due 05/15/24	2,486,250
			7,871,250
		Software: 0.5%
1,690,000	+, #	Open Solutions, Inc., 1.467%, due 02/02/35	914,713
			914,713
		Telecommunications: 2.6%
1,000,000		Nextel Partners, Inc., 1.500%, due 11/15/08	1,610,000
1,470,000	L	Primus Telecommunications Group, Inc., 5.750%, due 02/15/07	1,299,113
1,980,000	L	RF Micro Devices, Inc., 1.500%, due 07/01/10	1,910,700
			4,819,813
		Transportation: 2.8%
3,000,000	@@, #, L	OMI Corp., 2.875%, due 12/01/24	3,063,750
1,250,000		Yellow Roadway Corp., 5.000%, due 08/08/23	2,195,313
			5,259,063
		Total Convertible Corporate Bonds
		(Cost $118,651,114)	127,264,378

CORPORATE BONDS/NOTES: 2.1%
		Diversified Financial Services: 0.6%
1,000,000	+, L	American Express Co., 1.850%, due 12/01/33	1,051,250
			1,051,250
		Software: 1.5%
2,850,000	#	Sybase, Inc., 1.750%, due 02/22/25	2,878,500
			2,878,500
		Total Corporate Bonds/Notes
		(Cost $3,885,000)	3,929,750
		Total Long-Term Investments
		(Cost $174,281,050)	186,826,843

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 25.1%
		Securities Lending Collateralcc: 25.1%
$47,124,101		The Bank of New York Institutional
		Cash Reserves Fund		$47,124,101
		Total Short-Term Investments
		(Cost $47,124,101)		47,124,101
		Total Investments In Securities
		(Cost $221,405,151)*	124.8%	$233,950,944
		Other Assets and Liabilities—Net	(24.8)	(46,503,914)
		Net Assets	100.0%	$187,447,030
	@	Non-income producing security
	@@	Foreign issuer
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	**	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $221,595,547.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,636,220
		Gross Unrealized Depreciation		(6,280,823)
		Net Unrealized Appreciation		$12,355,397

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
Illiquid Securities		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
WinStar Communications, Inc.	51,932	11/6/98	$2,364,096	$5	0.0%

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 58.2%
		Aerospace/Defense: 1.8%
2,970		Boeing Co.	$163,261
4,240		General Dynamics Corp.	446,684
5,185		United Technologies Corp.	517,878
			1,127,823
		Agriculture: 0.6%
5,590		Altria Group, Inc.	366,984
			366,984
		Auto Manufacturers: 0.6%
4,880		PACCAR, Inc.	367,269
			367,269
		Banks: 3.5%
9,255		Bank of America Corp.	431,746
15,035		North Fork Bancorporation, Inc.	433,158
16,370		U.S. Bancorp	487,008
6,000		Wachovia Corp.	318,060
8,030		Wells Fargo & Co.	476,821
			2,146,793
		Beverages: 0.7%
8,030		PepsiCo, Inc.	432,496
			432,496
		Biotechnology: 1.1%
4,575	@	Amgen, Inc.	281,866
10,765	@	Biogen Idec, Inc.	416,067
			697,933
		Chemicals: 3.1%
6,330		Air Products & Chemicals, Inc.	396,385
7,100		Dow Chemical Co.	391,565
9,455		E.I. du Pont de Nemours & Co.	503,951
8,465		Praxair, Inc.	379,486
5,085		Sherwin-Williams Co.	225,266
			1,896,653
		Commercial Services: 0.9%
26,640		Cendant Corp.	589,277
			589,277
		Computers: 2.7%
11,285	@	Dell, Inc.	452,416
37,315	@	EMC Corp.	472,408
7,930		International Business Machines Corp.	734,159
			1,658,983
		Cosmetics/Personal Care: 0.7%
8,540		Procter & Gamble Co.	453,389
			453,389

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 8.1%
23,485		Citigroup, Inc.	$1,120,703
22,165		Countrywide Financial Corp.	770,234
37,740	@	E*TRADE Financial Corp.	500,810
5,490		Fannie Mae	320,945
9,050		Goldman Sachs Group, Inc.	984,640
13,220		J.P. Morgan Chase & Co.	483,191
8,950		Lehman Brothers Holdings, Inc.	816,061
1,209	@, I, X	North Atlantic Trading Co., Inc.	1
			4,996,585
		Electric: 0.8%
11,285		Consolidated Edison, Inc.	482,434
			482,434
		Electronics: 0.5%
4,585		Parker Hannifin Corp.	301,693
			301,693
		Healthcare-Products: 1.7%
10,065		Johnson & Johnson	660,264
4,261	@	Zimmer Holdings, Inc.	366,020
			1,026,284
		Healthcare-Services: 0.6%
3,255	@	WellPoint, Inc.	397,305
			397,305
		Hotels and Motels: 0.4%
4,980		Starwood Hotels & Resorts Worldwide, Inc.	285,055
			285,055
		Insurance: 2.3%
13,605		American Intl. Group, Inc.	908,814
6,405		Chubb Corp.	506,700
			1,415,514
		Investment Companies: 1.1%
12,610	@	iShares Goldman Sachs Semiconductor Index Fund	677,914
			677,914
		Leisure Time: 1.6%
10,475		Carnival Corp.	569,630
6,710		Harley-Davidson, Inc.	415,215
			984,845
		Lodging: 0.9%
8,565		Marriott Intl., Inc.	549,017
			549,017
		Media: 0.8%
16,675	@	Comcast Corp.	531,266
			531,266
		Mining: 0.7%
13,525		Alcoa, Inc.	434,423
			434,423

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 5.0%
9,560		3M Co.	$802,466
4,045		Eaton Corp.	282,139
37,825		General Electric Co.	1,331,440
19,805	@@	Tyco Intl., Ltd.	663,071
			3,079,116
		Oil and Gas: 4.0%
10,675		ChevronTexaco Corp.	662,704
19,520		Exxon Mobil Corp.	1,235,810
10,015	@, @@	Nabors Industries, Ltd.	574,861
			2,473,375
		Oil and Gas Services: 1.3%
16,500		Baker Hughes, Inc.	780,120
			780,120
		Pharmaceuticals: 5.0%
6,000		Abbott Laboratories	275,940
4,280		Allergan, Inc.	321,770
11,440	@	Barr Pharmaceuticals, Inc.	546,146
3,965		Eli Lilly & Co.	222,040
13,420		Merck & Co., Inc.	425,414
27,440		Pfizer, Inc.	721,397
20,000	@@	Teva Pharmaceutical Industries ADR	602,200
			3,114,907
		Retail: 3.2%
9,600		CVS Corp.	478,368
8,340		Nordstrom, Inc.	448,358
7,320		Target Corp.	372,002
12,810		Wal-Mart Stores, Inc.	661,125
			1,959,853
		Semiconductors: 0.8%
20,130		Intel Corp.	482,717
			482,717
		Software: 1.4%
35,790		Microsoft Corp.	901,192
			901,192
		Telecommunications: 2.3%
13,525	@	Avaya, Inc.	189,350
26,945	@	Cisco Systems, Inc.	469,382
10,065		QUALCOMM, Inc.	363,447
16,675		SBC Communications, Inc.	401,034
			1,423,213
		Total Common Stock
		(Cost $31,737,545)	36,034,428

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.3%
		Banks: 0.2%
12	#	DG Funding Trust	$130,951
			130,951
		Diversified Financial Services: 0.1%
1,575	@	National Rural Utilities Cooperative Finance Corp.	39,227
			39,227
		Electric: 0.0%
1,025	S	TECO Energy, Inc.	26,089
			26,089
		Total Preferred Stock
		(Cost $195,828)	196,267
WARRANTS: 0.0%
		Building Materials: 0.0%
400	@, I, #, X	Dayton Superior Corp., Expires 06/15/09	4
			4
		Telecommunications: 0.0%
500	@, I, X	Iridium World Communications, Inc., Expires 07/15/05	—
			—
		Total Warrants
		(Cost $57,953)	4

Principal
Amount			Value

CORPORATE BONDS: 10.0%
		Airlines: 0.1%
$90,000	S	American Airlines, Inc., 7.324%, due 10/15/09	$74,493
			74,493
		Auto Manufacturers: 0.0%
22,000		General Motors Corp., 8.375%, due 07/15/33	21,669
			21,669
		Banks: 2.8%
40,000	@@	Australia & New Zealand Banking Group Ltd., 2.400%, due	35,283
28,000	@@, S	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	30,940
72,000	@@, S	Banco Santander Chile SA, 7.375%, due 07/18/12	82,058
48,000	@@, S, #	Banco Santander Chile/Pre-merger with Banco Santiago SA,	47,691
		2.800%, due 12/09/09
40,000	@@	Bank of Ireland, 2.770%, due 12/29/49	35,128
30,000	@@	Bank of Nova Scotia, 3.255%, due 08/31/85	24,950
64,000		BankAmerica Capital II, 8.000%, due 12/15/26	69,860
43,000	@@, #, +	Danske Bank A/S, 5.914%, due 12/29/49	45,503
50,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	42,625
53,000		FBS Capital I, 8.090%, due 11/15/26	57,322
45,000	@@, #, S	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	44,461
45,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	48,366
150,000	@@	HSBC Bank PLC, 2.839%, due 06/29/49	131,554
80,000	@@	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	71,846
80,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	69,441
71,000	#, S	M & T Bank Corp., 3.850%, due 04/01/13	69,566
51,000		Mellon Capital I, 7.720%, due 12/01/26	54,871
60,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	52,939
90,000	@@	National Westminster Bank PLC, 2.563%, due 11/29/49	77,542
24,000		NB Capital Trust, 7.830%, due 12/15/26	25,558
23,000		NB Capital Trust IV, 8.250%, due 04/15/27	25,345
58,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	58,885

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund			as of February 28, 2005 (Unaudited)(continued)
Principal
Amount			Value

$107,000	#, C, +	Rabobank Capital Funding Trust, 5.254%, due 12/29/49	$106,627
70,000	@@	Royal Bank of Canada, 2.750%, due 06/29/85	59,847
30,000	@@	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	26,698
20,000	@@	Societe Generale, 2.719%, due 11/29/49	17,390
120,000	@@, C	Standard Chartered PLC, 2.813%, due 11/29/49	100,516
70,000	@@	Standard Chartered PLC, 2.838%, due 12/29/49	58,800
40,000	@@	Westpac Banking Corp., 2.338%, due 09/30/49	34,212
155,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	152,997
			1,758,821
		Beverages: 0.2%
57,000	@@,S	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	67,659
80,000	#, S	Miller Brewing Co., 4.250%, due 08/15/08	79,859
			147,518
		Chemicals: 0.2%
22,000	@@, #, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	23,069
66,000		Union Carbide Corp., 7.750%, due 10/01/96	68,914
			91,983
		Diversified Financial Services: 1.4%
20,817	@@, #, S	Arcel Finance Ltd., 5.984%, due 02/01/09	21,450
47,000	@@, #, S	Arcel Finance Ltd., 6.361%, due 05/01/12	46,861
46,000	@@, #, S	Arcel Finance Ltd., 7.048%, due 09/01/11	47,301
122,000	@@, #, S	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	123,526
51,000		Citigroup Capital II, 7.750%, due 12/01/36	54,595
91,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	98,067
8,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	8,489
30,000	@@	Financiere CSFB NV, 2.688%, due 03/29/49	25,322
30,000	S	Ford Motor Credit Co., 5.700%, due 01/15/10	29,453
24,000	S	Ford Motor Credit Co., 7.000%, due 10/01/13	24,697
55,000		Goldman Sachs Group Inc, 0.000%, due 03/02/10	54,999
45,000		JPM Capital Trust I, 7.540%, due 01/15/27	48,584
56,000		JPM Capital Trust II, 7.950%, due 02/01/27	60,382
72,000	#, XX	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	72,527
98,284	@@, #, S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	99,676
34,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	38,084
			854,013
		Electric: 1.7%
119,000	@@, S	AES Gener SA, 7.500%, due 03/25/14	121,380
74,842	#, S	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due 11/15/2007	84,478

8,344	#, S	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due 11/15/2007	9,804

89,855		CE Generation LLC, 7.416%, due 12/15/18	94,753
37,000	S	Consumers Energy Co., 5.150%, due 02/15/17	36,758
81,000	S	Consumers Energy Co., 4.250%, due 04/15/08	80,824
45,000	@@, S	Empresa Nacional de Electricidad SA/Chile, 8.350%, due 08/01/13	52,292
29,000	@@, S	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	34,682
47,000	S	FirstEnergy Corp., 6.450%, due 11/15/11	50,880
47,000		Firstenergy Corp., 7.375%, due 11/15/31	55,388
38,000	#, S	Juniper Generation LLC, 6.790%, due 12/31/14	37,435
69,000	S	Monongahela Power Co., 7.360%, due 01/15/10	75,653
66,000		Ohio Power Co., 6.375%, due 07/15/33	69,674
8,046	#, S	Power Contract Financing LLC, 5.200%, due 02/01/06	8,129

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

$48,000	#, S	Power Contract Financing LLC, 6.256%, due 02/01/10	$49,493
18,094		PPL Montana LLC, 8.903%, due 07/02/20	20,820
31,619	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	32,926
63,000	S	TXU Corp., 4.446%, due 11/16/06	63,301
44,000	#	TXU Corp., 6.550%, due 11/15/34	45,033
			1,023,703
		Food: 0.4%
35,000	S	Kroger Co., 7.250%, due 06/01/09	38,543
65,000	S	Safeway, Inc., 4.800%, due 07/16/07	65,535
45,000	S	Supervalu, Inc., 7.875%, due 08/01/09	50,776
89,000	S	Tyson Foods, Inc., 7.250%, due 10/01/06	93,462
			248,316
		Gas: 0.1%
67,000	#, S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	70,745
			70,745
		Home Builders: 0.1%
45,000		DR Horton, Inc., 5.250%, due 02/15/15	43,971
4,000	S	Technical Olympic USA, Inc., 9.000%, due 07/01/10	4,350
			48,321
		Insurance: 0.3%
26,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	31,831
53,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	53,266
88,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	96,362
			181,459
		Media: 0.2%
75,000	S	Clear Channel Communications, Inc., 3.125%, due 02/01/07	73,420
48,000	S	COX Communications, Inc., 6.850%, due 01/15/18	51,063
			124,483
		Mining: 0.1%
66,000	@@, S	WMC Finance USA, 5.125%, due 05/15/13	65,520
			65,520
		Oil and Gas: 0.6%
59,000	S	Amerada Hess Corp., 6.650%, due 08/15/11	64,678
30,000	@@, #, S	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	29,033
53,000	@@	Husky Energy, Inc., 6.150%, due 06/15/19	55,920
104,000	#, S	Pemex Project Funding Master Trust, 3.790%, due 06/15/10	107,899
37,000	S	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	47,027
26,000	@@, #, S	Tengizchevroil Finance Co S.ar.1, 6.124%, due 11/15/14	26,488
40,000	S	Valero Energy Corp., 4.750%, due 06/15/13	39,559
			370,604
		Packaging and Containers: 0.1%
52,000	#, S	Sealed Air Corp., 5.375%, due 04/15/08	53,264
			53,264
		Pipelines: 0.1%
40,000		KN Capital Trust III, 7.630%, due 04/15/28	46,362
			46,362
		Real Estate: 0.4%
200,000		Toll Road Investors, 13.200%, due 02/15/45	31,488
70,000	S	EOP Operating LP, 7.750%, due 11/15/07	76,000
61,000	S	Liberty Property LP, 7.750%, due 04/15/09	67,949
56,000		Liberty Property LP, 5.125%, due 03/02/15	55,480
7,000	S	Liberty Property LP, 6.950%, due 12/01/06	7,371
			238,288

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Real Estate Investment Trusts: 0.5%
$11,000	S	Liberty Property Trust, 6.375%, due 08/15/12	$11,905
99,000	S	Rouse Co., 7.200%, due 09/15/12	106,093
50,000	S	Rouse Co., 8.000%, due 04/30/09	54,151
54,000	S	Simon Property Group LP, 4.875%, due 03/18/10	54,283
96,000	S	Simon Property Group LP, 6.375%, due 11/15/07	101,074
			327,506
		Retail: 0.1%
72,000	S	May Department Stores Co., 3.950%, due 07/15/07	71,361
			71,361
		Savings and Loans: 0.1%
48,000		Great Western Financial, 8.206%, due 02/01/27	52,258
			52,258
		Telecommunications: 0.4%
66,000	S	BellSouth Corp., 4.200%, due 09/15/09	65,382
43,000	+, S	Sprint Capital Corp., 4.780%, due 08/17/06	43,470
40,000		Sprint Capital Corp., 6.875%, due 11/15/28	44,272
15,000	S	Sprint Capital Corp., 8.375%, due 03/15/12	17,976
46,000	S	Verizon Global Funding Corp., 7.250%, due 12/01/10	51,964
53,000	S	Verizon Virginia, Inc., 4.625%, due 03/15/13	51,445
500,000	I, X, **	Winstar Communications, Inc., 0.000%, due 04/15/10	50
			274,559
		Transportation: 0.1%
42,000	@@, #, S	MISC Capital Ltd., 6.125%, due 07/01/14	45,035
			45,035
		Total Corporate Bonds
		(Cost $6,539,309)	6,190,281

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.4%

		Federal Home Loan Bank: 0.4%
270,000		3.250%, due 12/17/07	265,493
		Federal Home Loan Mortgage Corporation: 4.7%
501,000		2.700%, due 03/16/07	490,937
408,889		3.240%, due 04/15/32	412,364
361,000		4.500%, due 10/15/12	362,778
88,247		4.500%, due 04/01/14	87,614
54,000		5.500%, due 03/15/19	55,367
537,000		5.500%, due 04/01/33	541,027
91,000		5.875%, due 03/21/11	96,871
86,216		6.000%, due 04/01/14	89,873
200,049		6.000%, due 01/15/29	207,000
224,516		6.000%, due 01/15/29	231,502
138,000		6.000%, due 01/15/29	142,641
174,539		6.500%, due 12/01/31	181,891
			2,899,865
		Federal National Mortgage Association: 9.1%
270,000		2.875%, due 05/19/08	260,815
141,000		4.750%, due 12/25/42	141,478
220,000		5.000%, due 03/01/19	221,513
2,172,000		5.000%, due 03/15/34	2,140,777
130,000		5.250%, due 08/01/12	133,757
5,070		5.500%, due 03/01/18	5,194

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

$663,000		5.500%, due 03/01/33	$668,593
184,591		6.000%, due 08/01/16	192,342
63,240		6.000%, due 10/01/18	65,891
244,435		6.000%, due 07/25/29	252,731
103,361		6.000%, due 07/25/29	106,897
147,172		6.000%, due 04/25/31	152,549
422,000		6.000%, due 03/15/34	432,946
110,000		6.625%, due 11/15/10	122,580
506,000		6.500%, due 03/15/34	527,030
31,604		7.500%, due 09/01/30	33,848
59,649		7.500%, due 06/25/32	63,150
77,805		7.500%, due 01/25/48	82,479
			5,604,570
		Government National Mortgage Association: 0.2%
152,985		6.500%, due 06/15/29	160,769
			160,769
		Total U.S. Government Agency Obligations
		(Cost $8,955,340)	8,930,697

U.S. TREASURY OBLIGATIONS: 6.8%
		U.S. Treasury Bonds: 5.8%
254,000	S	3.125%, due 01/31/07	251,976
287,000	S	3.375%, due 02/15/08	284,108
1,837,000	S	3.500%, due 02/15/10	1,796,960
99,000	S	4.000%, due 02/15/15	96,185
113,000	S	5.375%, due 02/15/31	124,282
170,000	S	5.500%, due 08/15/28	186,940
279,000	S	6.000%, due 02/15/26	323,128
205,000	S	7.250%, due 05/15/16	254,512
228,000	S	10.375%, due 11/15/12	266,636
			3,584,727
		U.S. Treasury Notes: 0.7%
389,000	S	4.250%, due 08/15/14	385,551
66,000	S	5.000%, due 08/15/11	69,179
			454,730
		U.S. Treasury STRIP: 0.3%
325,000	S	4.700%, due 05/15/16	194,170
			194,170
		Total U.S. Treasury Obligations
		(Cost $4,288,028)	4,233,627

ASSET-BACKED SECURITIES: 2.9%
		Automobile Asset-Backed Securities: 0.3%
95,000		Capital One Auto Finance Trust, 3.180%, due 09/15/10	93,362
50,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	48,514
40,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	39,195
			181,071
		Credit Card Asset-Backed Securities: 0.5%
55,000		Bank One Issuance Trust, 4.540%, due 09/15/10	55,246
55,000		Capital One Master Trust, 4.900%, due 03/15/10	56,169
95,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	97,371
75,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	76,668
			285,454
		Home Equity Asset-Backed Securities: 2.0%
80,953		Asset Backed Funding Certificates, 2.930%, due 11/25/33	80,987

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund			as of February 28, 2005 (Unaudited)(continued)
Principal
Amount			Value

$146,460		Bayview Financial Acquisition Trust, 3.170%, due 09/28/43	$146,796
211,513		Centex Home Equity, 2.930%, due 01/25/34	211,819
286,851		Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	291,528
236,000		GSAA Trust, 5.242%, due 05/25/35	236,034
95,964		Merrill Lynch Mortgage Investors, Inc., 3.010%, due 07/25/34	96,359
35,593		Residential Asset Mortgage Products, Inc., 2.960%, due 06/25/33	35,660
121,755	+	Residential Asset Securities Corp., 2.960%, due 12/25/33	122,037
			1,221,220
		Other Asset-Backed Securities: 0.1%
29,349		Amortizing Residential Collateral Trust, 3.150%, due 05/25/32	29,358
11,000		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	10,907
7,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	6,977
46,094		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.950%, due 07/25/33	46,202
			93,444
		Total Asset-backed Securities
		(Cost $1,780,973)	1,781,189

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.4%
		Commercial Mortgage-Backed Securities: 2.3%
81,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	80,584
79,000		COMM, 3.600%, due 03/10/39	76,981
303,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	299,574
40,000		CS First Boston Mortgage Securities Corp., 7.520%, due 04/14/62	45,579
215,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	228,436
60,000	#	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	64,218
570,000	S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	631,849
			1,427,221
		Other Asset-Backed Securities: 0.5%
91,965		First Horizon Asset Back Trust, 2.940%, due 10/25/34	92,274
200,000	XX	GMACC, 5.273%, due 02/18/25	201,164
8,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,937
8,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,937
			309,312
		Whole Loan Collateral PAC: 1.0%
123,658		GSR Mortgage Loan Trust, 3.050%, due 10/25/32	123,741
178,674		MASTR Alternative Loans Trust, 3.050%, due 11/25/33	178,829
98,652		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	102,847
236,229		Washington Mutual, 3.050%, due 03/25/34	236,800
			642,217
		Whole Loan Collaterallized Mortgage Obligations: 7.6%
193,523		Banc of America Funding Corp, 5.750%, due 09/20/34	195,625
304,425		Bank of America Alternative Loan Trust, 3.100%, due 12/25/33	304,871
129,811		Bank of America Mortgage Securities, 3.100%, due 12/25/33	130,025
109,135		Bank of America Mortgage Securities, 5.000%, due 12/25/18	109,204
66,529		Bank of America Mortgage Securities, 5.250%, due 11/25/19	67,306

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund			as of February 28, 2005 (Unaudited)(continued)
Principal
Amount			Value

$62,200		Bank of America Mortgage Securities, 5.500%, due 11/25/33	$62,074
108,128		Citicorp Mortgage Securities, Inc., 3.150%, due 10/25/33	107,694
67,421	S	Countrywide Alternative Loan Trust, 3.050%, due 07/25/18	67,571
103,414		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	103,478
186,000	XX	Countrywide Home Loan Mortgage Pass Through Trust, 2.820%, due 03/25/35	186,000
114,583		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	114,655
99,000		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, due 11/25/34	103,492
114,000		CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	113,218
164,000		First Horizon Alternative Mortgage Securities, 5.500%, due 03/25/2035	165,977
130,865		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	131,366
230,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	236,039
46,000	#	GSMPS Mortgage Loan Trust, 0.000%, due 03/25/35	45,960
93,309		Homebanc Mortgage Trust, 3.080%, due 08/25/29	93,685
156,081		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	159,389
109,000		MASTR Alternative Loans Trust, 5.750%, due 09/25/34	112,143
194,061		MASTR Alternative Loans Trust, 6.000%, due 09/25/34	197,821
88,823		MASTR Asset Securitization Trust, 3.100%, due 11/25/33	89,063
77,678		MLCC Mortgage Investors, Inc., 3.010%, due 04/25/29	77,775
131,420		Prime Mortgage Trust, 5.250%, due 11/25/19	132,907
125,236	S	Residential Accredit Loans, Inc., 3.100%, due 03/25/18	125,657
99,000		Residential Asset Securitization Trust, 5.500%, due 11/25/34	99,221
143,000		Residential Funding Mtg. Sec I, 5.750%, due 09/25/34	145,870
556,439		Thornburg Mortgage Securities Trust, 3.000%, due 12/25/33	556,743
103,676		Thornburg Mortgage Securities Trust, 3.020%, due 09/25/34	103,914
135,990		Washington Mutual, Inc., 6.000%, due 06/25/34	138,625
75,000		Washington Mutual, Inc., 2.854%, due 01/25/45	75,070
172,408		Wells Fargo Mortgage Backed Securities Trust, 3.150%, due 02/25/34	172,329
130,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	125,213
			4,649,980
		Total Collateralized Mortgage Obligations
		(Cost $7,085,157)	7,028,730

MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
25,000	S	City of New York NY, 5.000%, due 11/01/08	26,631
25,000	S	City of New York NY, 5.000%, due 11/01/11	27,256
25,000	S	City of New York NY, 5.000%, due 11/01/15	27,216
		Total Municipal Bonds
		(Cost $81,944)	81,103

OTHER BONDS: 0.4%
		Sovereign: 0.4%
59,000	@@, S	Dominican Republic Intl. Bond, 9.040%, due 01/23/13	54,575
71,000	@@, +	Russian Federation Intl. Bond, 5.000%, due 03/31/30	75,018

$28,000	@@, S	Turkey Government Intl. Bond, 12.375%, due 06/15/09	$35,000
14,000	@@, #, S	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	15,453
50,847	@@, S, XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	61,396
15,000	@@, S	Venezuela Government Intl. Bond, 8.500%, due 10/08/14	15,413
		Total Other Bonds
		(Cost $233,304)	256,855

PORTFOLIO OF INVESTMENTS

ING Equity and Bond Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 3.1%
		Repurchase Agreement: 3.1%
1,916,000	S	Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $1,916,138 to be received upon repurchase (Collateralized by $1,965,000 Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $1,959,957, due 02/16/07)		1,916,000
		Total Short-term Investments
		(Cost $1,916,000)		1,916,000

		Total Investments In Securities
		(Cost $62,871,381)*	107.7%	$66,649,181
		Other Assets and Liabilities—Net	(7.7)	(4,761,507)
		Net Assets	100.0%	$61,887,674

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at February, 28, 2005.
	I	Illiquid security
	**	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund's valuation procedures.
	*	Cost for federal income tax purposes is $62,889,375.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,282,936
		Gross Unrealized Depreciation		(1,523,130)
		Net Unrealized Appreciation		$3,759,806

Information concerning open futures for ING Equity and Bond Fund at February 28, 2005 is shown below:

	No. of	Notional Market	Expiration	Unrealized
	Contracts	Value	Date	Gain (Loss)
Short Contracts
U.S. 2 Year Treasury Note	3	$(624,609)	04/05/05	$4,907
U.S. 10 Year Treasury Note	9	(988,875)	06/30/05	(1,170)
		$(1,613,484)		$3,737
Long Contracts
U.S. Long Bond	13	$1,460,469	06/30/05	$(12,151)

Pursuant to guidelines adopted by the Fund's Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Dayton Superior Corp.	400	8/31/01	$7,446	$4	0.0%
Iridium World Communications, Inc.	500	8/31/01	50,507	—	0.0%
North Atlantic Trading Co.	1,209	8/31/01	12	1	0.0%
WinStar Communications, Inc.	500000	1/10/01	386,500	50	0.0%
			$444,465	$55	0.0%

PORTFOLIO OF INVESTMENTS

ING Real Estate Fund	as of February 28, 2005 (Unaudited)

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 92.3%
		Apartments: 15.1%
200,600	L	Archstone-Smith Trust	$6,786,298
102,800	L	AvalonBay Communities, Inc.	7,144,600
149,200	L	Camden Property Trust	6,922,880
114,300	@, L	Education Realty Trust, Inc.	1,931,670
67,600		Gables Residential Trust	2,378,168
71,800	L	Post Properties, Inc.	2,315,550
364,500		United Dominion Realty Trust, Inc.	8,055,450
			35,534,616
		Diversified: 6.1%
113,600		American Campus Communities, Inc.	2,396,960
204,900	L	Liberty Property Trust	8,495,154
49,600	L	Vornado Realty Trust	3,407,520
			14,299,634
		Health Care: 1.5%
302,100		Omega Healthcare Investors, Inc.	3,474,150
			3,474,150
		Hotels: 5.2%
502,300	L	Host Marriott Corp.	8,026,754
60,100		LaSalle Hotel Properties	1,811,414
150,000		Strategic Hotel Capital, Inc.	2,464,500
			12,302,668
		Office Property: 25.2%
173,000	L	Arden Realty, Inc.	5,942,550
195,800	L	Boston Properties, Inc.	11,708,840
176,450		Corporate Office Properties Trust SBI MD	4,667,103
149,900	L	Equity Office Properties Trust	4,522,483
216,900	L	Maguire Properties, Inc.	5,671,935
127,300	L	Prentiss Properties Trust	4,466,957
155,200		Reckson Associates Realty Corp.	4,741,360
170,700	L	SL Green Realty Corp.	9,624,066
444,200		Trizec Properties, Inc.	7,973,390
			59,318,684
		Regional Malls: 15.9%
66,200		CBL & Associates Properties, Inc.	4,932,562
159,700		General Growth Properties, Inc.	5,573,530
116,800	L	Macerich Co.	6,682,128
148,500		Mills Corp.	8,019,000
195,800		Simon Property Group, Inc.	12,131,768
			37,338,988
		Shopping Centers: 10.8%
143,500		Acadia Realty Trust	2,281,650
169,800		Developers Diversified Realty Corp.	7,102,734
131,300		Kite Realty Group Trust	1,989,195
118,900		Pan Pacific Retail Properties, Inc.	6,914,035
137,400	L	Regency Centers Corp.	7,007,400
			25,295,014

PORTFOLIO OF INVESTMENTS

ING Real Estate Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Storage: 4.0%
185,000		Extra Space Storage, Inc.	$2,571,500
125,300	L	Public Storage, Inc.	6,836,368
			9,407,868
		Warehouse: 8.5%
122,500		AMB Property Corp.	4,755,450
117,779		Catellus Development Corp.	3,251,878
301,100	L	ProLogis	11,971,736
			19,979,064

Total Real Estate Investment Trusts

		(Cost $171,200,445)

216,950,686

COMMON STOCK: 5.8%

		Hotels and Motels: 5.8%
102,800		Hilton Hotels Corp.	2,164,968
201,400	L	Starwood Hotels & Resorts Worldwide, Inc.	11,528,136
		Total Common Stock
		(Cost $9,378,607)	13,693,104
		Total Long-Term Investments
		(Cost $180,579,052)	230,643,790

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 10.1%
		Securities Lending Collateralcc:10.1%
$23,705,081		The Bank of New York Institutional
		Cash Reserves Fund		$23,705,081
		Total Short-Term Investments
		(Cost $23,705,081)		23,705,081
		Total Investments In Securities
		(Cost $204,284,133)*	108.2%	$254,348,871
		Other Assets and Liabilities—Net	(8.2)	(19,265,206)
		Net Assets	100.0%	$235,083,665
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at 02/28/05.
	*	Cost for federal income tax purposes is $202,842,909.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$51,974,703
		Gross Unrealized Depreciation		(468,741)
		Net Unrealized Appreciation		$51,505,962

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 16.4%
		Advertising: 0.0%
1,550	@	Interpublic Group of Cos., Inc.	$20,367
650		Omnicom Group, Inc.	59,196
			79,563
		Aerospace/Defense: 0.3%
3,920		Boeing Co.	215,482
700		General Dynamics Corp.	73,745
80		Goodrich Corp.	2,962
350		L-3 Communications Holdings, Inc.	25,235
2,050		Lockheed Martin Corp.	121,401
1,100		Northrop Grumman Corp.	58,190
1,600		Raytheon Co.	61,184
610		Rockwell Collins, Inc.	28,091
1,800		United Technologies Corp.	179,784
			766,074
		Agriculture: 0.3%
7,090		Altria Group, Inc.	465,458
2,970		Archer-Daniels-Midland Co.	71,577
950		Monsanto Co.	55,841
500		Reynolds American, Inc.	40,975
1,050		UST, Inc.	57,383
			691,234
		Airlines: 0.0%
1,050		Southwest Airlines Co.	14,543
			14,543
		Apparel: 0.1%
1,150	@	Coach, Inc.	63,860
700		Jones Apparel Group, Inc.	22,239
610		Liz Claiborne, Inc.	25,803
1,220		Nike, Inc.	106,078
260		Reebok Intl., Ltd.	11,482
650		VF Corp.	38,844
			268,306
		Auto Manufacturers: 0.1%
10,580		Ford Motor Co.	133,837
400		General Motors Corp.	14,268
900		PACCAR, Inc.	67,734
			215,839
		Auto Parts and Equipment: 0.0%
630		Johnson Controls, Inc.	37,233
			37,233
		Banks: 1.1%
1,290		AmSouth Bancorporation	32,224
18,888		Bank of America Corp.	881,124
1,900		BB&T Corp.	74,385
800		Comerica, Inc.	45,664

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

400		Compass Bancshares, Inc.	$18,164
430		First Horizon National Corp.	18,297
180		Huntington Bancshares, Inc.	4,054
1,580		KeyCorp	52,140
400		M & T Bank Corp.	39,604
750		Marshall & Ilsley Corp.	30,368
1,450		Mellon Financial Corp.	41,586
3,240		National City Corp.	115,894
1,550		North Fork Bancorporation, Inc.	44,656
750		Northern Trust Corp.	31,688
990		PNC Financial Services Group, Inc.	52,114
1,606		Regions Financial Corp.	51,810
1,090		State Street Corp.	47,797
1,220		SunTrust Banks, Inc.	88,377
454		Synovus Financial Corp.	12,331
2,600		The Bank of New York Co., Inc.	78,650
6,330		U.S. Bancorp	188,317
7,339		Wachovia Corp.	389,039
5,800		Wells Fargo & Co.	344,403
340		Zions Bancorporation	22,474
			2,705,160
		Beverages: 0.4%
2,790		Anheuser-Busch Cos., Inc.	132,386
380		Brown-Forman Corp.	19,342
8,370		Coca-Cola Co.	358,235
1,600		Coca-Cola Enterprises, Inc.	34,160
150		Molson Coors Brewing Co.	10,430
1,070		Pepsi Bottling Group, Inc.	29,125
5,680		PepsiCo, Inc.	305,925
			889,603
		Biotechnology: 0.1%
4,362	@	Amgen, Inc.	268,742
1,150	@	Biogen Idec, Inc.	44,448
350	@	Genzyme Corp.	19,632
200	@	Millipore Corp.	9,052
			341,874
		Building Materials: 0.1%
670		American Standard Cos., Inc.	30,686
1,400		Masco Corp.	47,208
450		Vulcan Materials Co.	26,037
			103,931
		Chemicals: 0.3%
750		Air Products & Chemicals, Inc.	46,965
250		Ashland, Inc.	16,323
3,350		Dow Chemical Co.	184,752
3,700		E.I. du Pont de Nemours & Co.	197,209
300		Eastman Chemical Co.	17,322
350		Ecolab, Inc.	11,099
150		Engelhard Corp.	4,538
340		International Flavors & Fragrances, Inc.	14,039
1,080		PPG Industries, Inc.	77,706
1,320		Praxair, Inc.	59,176
690		Rohm & Haas Co.	33,237
650		Sherwin-Williams Co.	28,795
300		Sigma-Aldrich Corp.	18,483
			709,644
		Commercial Services: 0.2%
570	@	Apollo Group, Inc.	41,975

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

3,600		Cendant Corp.	$79,631
410		Equifax, Inc.	12,460
730		H&R Block, Inc.	38,909
1,450		McKesson Corp.	54,143
500		Moody’s Corp.	41,955
1,650		Paychex, Inc.	52,685
800		R.R. Donnelley & Sons Co.	26,568
880		Robert Half Intl., Inc.	25,670
			373,996
		Computers: 0.9%
100	@	Affiliated Computer Services, Inc.	5,170
4,700	@	Apple Computer, Inc.	210,842
650	@	Computer Sciences Corp.	30,050
14,600	@	Dell, Inc.	585,313
1,800		Electronic Data Systems Corp.	38,340
11,100	@	EMC Corp.	140,526
1,200	@	Gateway, Inc.	5,640
10,267		Hewlett-Packard Co.	213,553
7,770		International Business Machines Corp.	719,346
420	@	Lexmark Intl., Inc.	33,655
600	@	NCR Corp.	23,394
1,650	@	Network Appliance, Inc.	49,517
19,500	@	Sun Microsystems, Inc.	82,290
1,030	@	Sungard Data Systems, Inc.	26,893
1,200	@	Unisys Corp.	9,216
			2,173,745
		Cosmetics/Personal Care: 0.6%
405		Alberto-Culver Co.	21,169
1,650		Avon Products, Inc.	70,571
2,550		Colgate-Palmolive Co.	134,946
5,700		Gillette Co.	286,425
1,670		Kimberly-Clark Corp.	110,187
14,980		Procter & Gamble Co.	795,288
			1,418,586
		Distribution/Wholesale: 0.0%
1,050		Genuine Parts Co.	45,444
550		W.W. Grainger, Inc.	34,529
			79,973
		Diversified Financial Services: 1.1%
4,380		American Express Co.	237,176
500		Bear Stearns Cos., Inc.	49,750
840		Capital One Financial Corp.	64,411
4,650		Charles Schwab Corp.	48,825
950		CIT Group, Inc.	38,333
18,000		Citigroup, Inc.	858,959
2,800		Countrywide Financial Corp.	97,300
1,350	@	E*TRADE Financial Corp.	17,915
3,360		Fannie Mae	196,425
350		Federated Investors, Inc.	10,339
850		Franklin Resources, Inc.	59,662
2,280		Freddie Mac	141,360
1,650		Goldman Sachs Group, Inc.	179,520
850		Janus Capital Group, Inc.	11,926
1,250		Lehman Brothers Holdings, Inc.	113,975
4,205		MBNA Corp.	106,681
3,210		Merrill Lynch & Co., Inc.	188,042
3,690		Morgan Stanley	208,373
900	@	Providian Financial Corp.	15,435
1,410		SLM Corp.	68,808
450		T. Rowe Price Group, Inc.	27,626
			2,740,841

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.5%
4,000	@	AES Corp.	$66,960
700		Ameren Corp.	36,029
1,530		American Electric Power Co., Inc.	51,102
1,000		CenterPoint Energy, Inc.	11,980
150		Cinergy Corp.	6,068
850		Consolidated Edison, Inc.	36,338
700		Constellation Energy Group, Inc.	36,029
1,150		Dominion Resources, Inc.	82,835
600		DTE Energy Co.	26,532
5,650		Duke Energy Corp.	152,493
1,390		Edison Intl.	45,147
750		Entergy Corp.	51,840
2,340		Exelon Corp.	106,142
250		FirstEnergy Corp.	10,310
600		FPL Group, Inc.	47,610
1,050		NiSource, Inc.	23,772
1,480	@	PG&E Corp.	52,066
300		Pinnacle West Capital Corp.	12,525
630		PPL Corp.	34,360
900		Progress Energy, Inc.	39,006
150		Public Service Enterprise Group, Inc.	8,183
2,490		Southern Co.	79,979
750		TECO Energy, Inc.	11,918
1,400		TXU Corp.	106,749
1,850		Xcel Energy, Inc.	32,782
			1,168,755
		Electrical Components and Equipment: 0.0%
1,410		Emerson Electric Co.	93,511
			93,511
		Electronics: 0.1%
1,550	@	Agilent Technologies, Inc.	37,199
730		Applera Corp. - Applied Biosystems Group	14,994
400	@	Fisher Scientific Intl.	24,260
580	@	Jabil Circuit, Inc.	14,912
400		Parker Hannifin Corp.	26,320
650		PerkinElmer, Inc.	14,417
750	@	Sanmina-SCI Corp.	4,163
3,650	@	Solectron Corp.	18,068
250		Tektronix, Inc.	7,230
800	@	Thermo Electron Corp.	21,968
450	@	Waters Corp.	21,983
			205,514
		Engineering and Construction: 0.0%
300		Fluor Corp.	18,825
			18,825
		Environmental Control: 0.0%
1,840		Waste Management, Inc.	53,802
			53,802
		Food: 0.2%
250		Albertson’s, Inc.	5,598
1,400		Campbell Soup Co.	38,780
1,750		ConAgra Foods, Inc.	47,810
1,250		General Mills, Inc.	65,463
1,170		H.J. Heinz Co.	44,039
850		Hershey Foods Corp.	53,550

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,260		Kellogg Co.	$55,440
1,000	@	Kroger Co.	17,990
500		McCormick & Co., Inc.	18,995
1,600	@	Safeway, Inc.	29,440
2,540		Sara Lee Corp.	56,896
530		SUPERVALU, Inc.	16,838
1,000		Wm. Wrigley Jr. Co.	66,559
			517,398
		Forest Products and Paper: 0.1%
900		Georgia-Pacific Corp.	32,229
1,780		International Paper Co.	66,483
550		Louisiana-Pacific Corp.	14,449
1,100		MeadWestvaco Corp.	34,496
600		Plum Creek Timber Co., Inc.	22,530
200		Temple-Inland, Inc.	16,040
900		Weyerhaeuser Co.	60,237
			246,464
		Gas: 0.0%
660		KeySpan Corp.	26,103
990		Sempra Energy	39,600
			65,703
		Hand/Machine Tools: 0.0%
410		Black & Decker Corp.	33,997
140		Snap-On, Inc.	4,634
410		Stanley Works	18,963
			57,594
		Healthcare-Products: 0.7%
200		Bausch & Lomb, Inc.	14,158
800		Baxter Intl., Inc.	28,528
1,430		Becton Dickinson & Co.	85,614
800		Biomet, Inc.	33,776
2,770	@	Boston Scientific Corp.	90,468
540		C.R. Bard, Inc.	35,910
1,120		Guidant Corp.	82,197
13,900		Johnson & Johnson	911,840
4,050		Medtronic, Inc.	211,086
1,220	@	St. Jude Medical, Inc.	47,702
300		Stryker Corp.	14,898
850	@	Zimmer Holdings, Inc.	73,015
			1,629,192
		Healthcare-Services: 0.4%
910		Aetna Inc.	132,878
1,450		HCA, Inc.	68,455
750	@	Humana, Inc.	24,953
450	@	Laboratory Corp. Of America Holdings	21,551
350		Manor Care, Inc.	11,925
350		Quest Diagnostics, Inc.	34,790
3,810		UnitedHealth Group, Inc.	347,319
1,740	@	WellPoint, Inc.	212,383
			854,254
		Home Builders: 0.0%
110		Centex Corp.	6,995
			6,995
		Home Furnishings: 0.0%
640		Leggett & Platt, Inc.	17,709

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

370		Whirlpool Corp.	$23,587
			41,296
		Household Products/Wares: 0.1%
350		Avery Dennison Corp.	21,245
720		Clorox Co.	43,229
630		Fortune Brands, Inc.	51,030
			115,504
		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	21,176
			21,176
		Insurance: 0.8%
990	@@	ACE Ltd.	44,015
1,720		AFLAC, Inc.	65,928
2,300		Allstate Corp.	123,464
370		AMBAC Financial Group, Inc.	28,779
9,050		American Intl. Group, Inc.	604,539
1,120		Chubb Corp.	88,603
820		CIGNA Corp.	74,456
609		Cincinnati Financial Corp.	27,241
1,050		Hartford Financial Services Group, Inc.	75,548
160		Jefferson-Pilot Corp.	7,834
550		Lincoln National Corp.	25,768
1,050		Loews Corp.	74,844
520		MBIA, Inc.	30,472
3,350		MetLife, Inc.	137,483
300		MGIC Investment Corp.	18,822
1,070		Principal Financial Group	41,751
660		Progressive Corp.	57,486
2,370		Prudential Financial, Inc.	135,090
630		Safeco Corp.	30,045
2,250		St. Paul Travelers Cos., Inc.	86,220
480		Torchmark Corp.	25,013
1,100		UnumProvident Corp.	18,612
650	@@	XL Capital Ltd.	48,750
			1,870,763
		Internet: 0.2%
4,600	@	eBay, Inc.	197,064
4,200	@	Symantec Corp.	92,442
4,800	@	Yahoo!, Inc.	154,896
			444,402
		Iron/Steel: 0.0%
500		Nucor Corp.	31,170
750		United States Steel Corp.	46,770
			77,940
		Leisure Time: 0.1%
340		Brunswick Corp.	15,858
2,100		Carnival Corp.	114,198
1,000		Harley-Davidson, Inc.	61,880
500		Sabre Holdings Corp.	10,540
			202,476
		Lodging: 0.1%
330		Harrah’s Entertainment, Inc.	21,645
1,230		Hilton Hotels Corp.	25,904
1,050		Marriott Intl., Inc.	67,305
650		Starwood Hotels & Resorts Worldwide, Inc.	37,206
			152,060

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Construction and Mining: 0.0%
250		Caterpillar, Inc.	$23,763
			23,763
		Machinery-Diversified: 0.1%
200		Cummins, Inc.	14,682
880		Deere & Co.	62,576
790		Rockwell Automation, Inc.	49,099
			126,357
		Media: 0.4%
1,550	@	Comcast Corp.	50,453
160		Gannett Co., Inc.	12,600
1,060		McGraw-Hill Cos., Inc.	97,361
220		Meredith Corp.	10,096
500		New York Times Co.	18,330
1,850		News Corp.	30,784
15,900	@	Time Warner, Inc.	273,956
420		Tribune Co.	17,107
5,860		Viacom, Inc.	204,514
7,070		Walt Disney Co.	197,536
			912,737
		Mining: 0.0%
470		Phelps Dodge Corp.	50,032
			50,032
		Miscellaneous Manufacturing: 0.9%
2,650		3M Co.	222,441
260		Cooper Industries Ltd.	18,036
1,000		Danaher Corp.	54,170
700		Dover Corp.	27,069
960		Eastman Kodak Co.	32,630
480		Eaton Corp.	33,480
36,680		General Electric Co.	1,291,135
2,820		Honeywell Intl., Inc.	107,075
1,050		Illinois Tool Works, Inc.	94,238
570	@@	Ingersoll-Rand Co.	48,023
250		ITT Industries, Inc.	21,988
400		Pall Corp.	10,828
520		Textron, Inc.	40,222
6,800	@@	Tyco Intl., Ltd.	227,664
			2,228,999
		Office/Business Equipment: 0.0%
720		Pitney Bowes, Inc.	33,019
3,290	@	Xerox Corp.	51,324
			84,343
		Oil and Gas: 1.6%
480		Amerada Hess Corp.	48,192
1,250		Anadarko Petroleum Corp.	96,075
1,094		Apache Corp.	68,791
2,120		Burlington Resources, Inc.	105,216
10,250		ChevronTexaco Corp.	636,319
3,316		ConocoPhillips	367,711
1,840		Devon Energy Corp.	86,094
400		EOG Resources, Inc.	36,448
31,190		Exxon Mobil Corp.	1,974,638
500		Kerr-McGee Corp.	38,830

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

970		Marathon Oil Corp.	$45,920
100		Noble Corp.	5,707
1,220		Occidental Petroleum Corp.	85,729
400		Sunoco, Inc.	39,640
950	@	Transocean, Inc.	46,056
1,000		Unocal Corp.	54,100
1,200		Valero Energy Corp.	85,488
			3,820,954
		Oil and Gas Services: 0.1%
1,100		Baker Hughes, Inc.	52,008
500		BJ Services Co.	24,980
1,350		Halliburton Co.	59,360
			136,348
		Packaging and Containers: 0.0%
540		Ball Corp.	23,975
340		Bemis Co.	10,146
880	@	Pactiv Corp.	19,897
250	@	Sealed Air Corp.	13,068
			67,086
		Pharmaceuticals: 0.8%
1,100		Abbott Laboratories	50,589
450		Allergan, Inc.	33,831
350		AmerisourceBergen Corp.	20,965
6,500		Bristol-Myers Squibb Co.	162,695
2,450		Cardinal Health, Inc.	143,448
2,600	@	Caremark Rx, Inc.	99,528
800		Eli Lilly & Co.	44,800
250	@	Express Scripts, Inc.	18,823
1,310	@	Forest Laboratories, Inc.	55,937
1,500	@	Gilead Sciences, Inc.	51,825
550	@	Hospira, Inc.	16,280
980	@	King Pharmaceuticals, Inc.	9,359
949	@	Medco Health Solutions, Inc.	42,155
7,600		Merck & Co., Inc.	240,919
26,134		Pfizer, Inc.	687,062
4,600		Wyeth	187,772
			1,865,988
		Pipelines: 0.0%
1,850		El Paso Corp.	22,811
150		Kinder Morgan, Inc.	12,026
1,750		Williams Cos., Inc.	32,952
			67,789
		Real Estate Investment Trusts: 0.1%
700		Archstone-Smith Trust	23,681
1,300		Equity Office Properties Trust	39,221
950		Equity Residential	31,170
600		ProLogis	23,856
710		Simon Property Group, Inc.	43,991
			161,919
		Retail: 1.2%
950	@	Autonation, Inc.	18,554
1,000	@	Bed Bath & Beyond, Inc.	37,520
1,500		Best Buy Co., Inc.	81,030
950		Circuit City Stores, Inc.	14,849
2,200		Costco Wholesale Corp.	102,498
1,310		CVS Corp.	65,277
600		Darden Restaurants, Inc.	16,080

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

600		Family Dollar Stores, Inc.	$19,752
770		Federated Department Stores, Inc.	43,467
4,270		Gap, Inc.	91,079
10,400		Home Depot, Inc.	416,207
1,600		J.C. Penney Co., Inc. Holding Co.	71,184
1,330		Limited Brands, Inc.	31,627
2,670		Lowe’s Cos., Inc.	156,942
950		May Department Stores Co.	32,785
5,900		McDonald’s Corp.	195,171
450		Nordstrom, Inc.	24,192
1,730	@	Office Depot, Inc.	33,303
240		RadioShack Corp.	7,094
300		Sears Roebuck and Co.	14,979
2,920		Staples, Inc.	92,038
1,900	@	Starbucks Corp.	98,439
3,050		Target Corp.	155,001
1,630		TJX Cos., Inc.	39,805
950	@	Toys R US, Inc.	21,727
14,670		Wal-Mart Stores, Inc.	757,118
6,050		Walgreen Co.	259,121
510		Wendy’s Intl., Inc.	19,304
970		Yum! Brands, Inc.	47,317
			2,963,460
		Savings and Loans: 0.1%
1,000		Golden West Financial Corp.	61,890
3,120		Washington Mutual, Inc.	130,915
			192,805
		Semiconductors: 0.4%
1,800	@	Altera Corp.	37,332
1,340		Analog Devices, Inc.	49,205
5,740	@	Applied Materials, Inc.	100,450
450	@	Broadcom Corp.	14,513
1,186	@	Freescale Semiconductor, Inc.	22,747
22,050		Intel Corp.	528,758
650	@	KLA-Tencor Corp.	32,117
1,050		Linear Technology Corp.	41,013
450		Maxim Integrated Products, Inc.	19,359
1,300		National Semiconductor Corp.	25,935
300	@	Qlogic Corp.	12,087
1,200		Texas Instruments, Inc.	31,764
			915,280
		Software: 0.8%
810		Adobe Systems, Inc.	50,018
1,120		Autodesk, Inc.	33,286
1,920		Automatic Data Processing, Inc.	82,483
1,210	@	BMC Software, Inc.	18,090
850	@	Citrix Systems, Inc.	19,125
2,041		Computer Associates Intl., Inc.	55,291
1,900	@	Compuware Corp.	12,844
1,050	@	Electronic Arts, Inc.	67,715
2,824		First Data Corp.	115,840
760	@	Fiserv, Inc.	28,834
1,250		IMS Health, Inc.	30,438
650	@	Intuit, Inc.	27,820
300	@	Mercury Interactive Corp.	13,764
37,650		Microsoft Corp.	948,026
2,100	@	Novell, Inc.	11,004
30,130	@	Oracle Corp.	388,978
2,650	@	Siebel Systems, Inc.	22,605
1,380	@	Veritas Software Corp.	33,424
			1,959,585

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.8%
1,480		Alltel Corp.	$84,656
1,038		AT&T Corp.	20,168
1,350	@	Avaya, Inc.	18,900
6,300		BellSouth Corp.	162,540
680		CenturyTel, Inc.	22,875
22,570	@	Cisco Systems, Inc.	393,169
710	@	Comverse Technology, Inc.	16,479
1,800	@	Corning, Inc.	20,646
14,100	@	Lucent Technologies, Inc.	43,287
7,950		Motorola, Inc.	124,497
3,750	@	Nextel Communications, Inc.	110,363
5,750		QUALCOMM, Inc.	207,633
11,400		SBC Communications, Inc.	274,170
770		Scientific-Atlanta, Inc.	23,793
4,950		Sprint Corp.	117,216
1,720	@	Tellabs, Inc.	12,195
9,340		Verizon Communications, Inc.	335,960
			1,988,547
		Textiles: 0.0%
550		Cintas Corp.	24,079
			24,079
		Toys/Games/Hobbies: 0.0%
920		Hasbro, Inc.	19,430
1,400		Mattel, Inc.	29,288
			48,718
		Transportation: 0.2%
1,310		Burlington Northern Santa Fe Corp.	65,854
750		CSX Corp.	30,983
1,400		FedEx Corp.	136,891
1,750		Norfolk Southern Corp.	62,808
270		Ryder System, Inc.	11,464
850		Union Pacific Corp.	53,933
780		United Parcel Service, Inc.	60,442
			422,375
		Total Common Stock
		(Cost $29,912,297)	39,514,933

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 80.0%
		Federal National Mortgage Association: 80.0%
$5,000,000		3.710%, due 07/24/06		$4,751,480
200,000,000		3.790%, due 10/11/06		188,338,600
		Total U.S. Government Agency Obligations
		(Cost $190,808,791)		193,090,080
U.S. TREASURY OBLIGATIONS: 3.5%
		U.S. Treasury STRIP: 3.5%
4,599,000		3.350%, due 05/15/06		4,419,492
4,373,000		3.590%, due 02/15/07		4,081,417
		Total U.S. Treasury Obligations
		(Cost $8,494,655)		8,500,909
		Total Long-Term Investments
		(Cost $229,215,743)		241,105,922
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
1,624,000		Goldman Sachs Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $1,624,117 to be received upon repurchase (Collateralized by $1,675,000 Federal Home Loan Bank, 2.375%, Market Value plus accrued interest $1,660,742, due 02/15/06)		1,624,000
		Total Short-Term Investments
		(Cost $1,624,000)		1,624,000
		Total Investments In Securities
		(Cost $230,839,743)*	100.6%	$242,729,922
		Other Assets and Liabilities—Net	(0.6)	(1,405,483)
		Net Assets	100.0%	$241,324,439
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $233,886,630.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,236,591
		Gross Unrealized Depreciation		(393,299)
		Net Unrealized Appreciation		$8,843,292

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 13.7%
		Advertising: 0.0%
1,250	@	Interpublic Group of Cos., Inc.	$16,425
800		Omnicom Group, Inc.	72,856
			89,281
		Aerospace/Defense: 0.3%
4,670		Boeing Co.	256,710
850		General Dynamics Corp.	89,548
330		Goodrich Corp.	12,220
500		L-3 Communications Holdings, Inc.	36,050
2,460		Lockheed Martin Corp.	145,681
1,650		Northrop Grumman Corp.	87,285
1,950		Raytheon Co.	74,568
540		Rockwell Collins, Inc.	24,867
2,240		United Technologies Corp.	223,731
			950,660
		Agriculture: 0.2%
8,470		Altria Group, Inc.	556,055
3,550		Archer-Daniels-Midland Co.	85,555
1,150		Monsanto Co.	67,597
650		Reynolds American, Inc.	53,268
1,250		UST, Inc.	68,313
			830,788
		Airlines: 0.0%
1,250		Southwest Airlines Co.	17,313
			17,313
		Apparel: 0.1%
1,350	@	Coach, Inc.	74,966
600		Jones Apparel Group, Inc.	19,062
530		Liz Claiborne, Inc.	22,419
1,430		Nike, Inc.	124,338
250		Reebok Intl., Ltd.	11,040
800		VF Corp.	47,808
			299,633
		Auto Manufacturers: 0.1%
12,340		Ford Motor Co.	156,101
450		General Motors Corp.	16,052
1,240		PACCAR, Inc.	93,322
			265,475
		Auto Parts and Equipment: 0.0%
650	@	Goodyear Tire & Rubber Co.	9,399
870		Johnson Controls, Inc.	51,417
			60,816
		Banks: 1.0%
1,100		AmSouth Bancorporation	27,478
22,588		Bank of America Corp.	1,053,729
2,450		BB&T Corp.	95,918
1,000		Comerica, Inc.	57,080

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

350		Compass Bancshares, Inc.	$15,894
480		First Horizon National Corp.	20,424
870		Huntington Bancshares, Inc.	19,592
2,330		KeyCorp	76,890
500		M & T Bank Corp.	49,505
860		Marshall & Ilsley Corp.	34,821
1,700		Mellon Financial Corp.	48,756
3,850		National City Corp.	137,715
2,050		North Fork Bancorporation, Inc.	59,061
700		Northern Trust Corp.	29,575
1,170		PNC Financial Services Group, Inc.	61,589
2,064		Regions Financial Corp.	66,585
1,490		State Street Corp.	65,337
1,600		SunTrust Banks, Inc.	115,904
543		Synovus Financial Corp.	14,748
3,400		The Bank of New York Co., Inc.	102,850
7,580		U.S. Bancorp	225,505
8,970		Wachovia Corp.	475,499
7,000		Wells Fargo & Co.	415,659
270		Zions Bancorporation	17,847
			3,287,961
		Beverages: 0.3%
3,300		Anheuser-Busch Cos., Inc.	156,585
340		Brown-Forman Corp.	17,306
10,040		Coca-Cola Co.	429,712
1,430		Coca-Cola Enterprises, Inc.	30,531
150		Molson Coors Brewing Co.	10,430
1,120		Pepsi Bottling Group, Inc.	30,486
6,940		PepsiCo, Inc.	373,788
			1,048,838
		Biotechnology: 0.1%
5,218	@	Amgen, Inc.	321,481
1,500	@	Biogen Idec, Inc.	57,975
400	@	Genzyme Corp.	22,436
200	@	Millipore Corp.	9,052
			410,944
		Building Materials: 0.0%
920		American Standard Cos., Inc.	42,136
1,900		Masco Corp.	64,068
400		Vulcan Materials Co.	23,144
			129,348
		Chemicals: 0.3%
1,050		Air Products & Chemicals, Inc.	65,751
250		Ashland, Inc.	16,323
4,300		Dow Chemical Co.	237,144
4,350		E.I. du Pont de Nemours & Co.	231,854
250		Eastman Chemical Co.	14,435
330		Ecolab, Inc.	10,464
550		Engelhard Corp.	16,638
430		International Flavors & Fragrances, Inc.	17,755
1,270		PPG Industries, Inc.	91,377
1,480		Praxair, Inc.	66,348
1,010		Rohm & Haas Co.	48,652
1,150		Sherwin-Williams Co.	50,945
250		Sigma-Aldrich Corp.	15,403
			883,089

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.1%
800	@	Apollo Group, Inc.	$58,912
4,400		Cendant Corp.	97,328
560		Equifax, Inc.	17,018
670		H&R Block, Inc.	35,711
1,700		McKesson Corp.	63,478
650		Moody’s Corp.	54,542
1,650		Paychex, Inc.	52,685
700		R.R. Donnelley & Sons Co.	23,247
790		Robert Half Intl., Inc.	23,044
			425,965
		Computers: 0.7%
400	@	Affiliated Computer Services, Inc.	20,680
5,400	@	Apple Computer, Inc.	242,244
600	@	Computer Sciences Corp.	27,738
17,480	@	Dell, Inc.	700,773
1,600		Electronic Data Systems Corp.	34,080
13,300	@	EMC Corp.	168,378
1,050	@	Gateway, Inc.	4,935
12,202		Hewlett-Packard Co.	253,802
9,240		International Business Machines Corp.	855,439
370	@	Lexmark Intl., Inc.	29,648
500	@	NCR Corp.	19,495
2,000	@	Network Appliance, Inc.	60,020
24,900	@	Sun Microsystems, Inc.	105,078
940	@	Sungard Data Systems, Inc.	24,543
1,100	@	Unisys Corp.	8,448
			2,555,301
		Cosmetics/Personal Care: 0.5%
375		Alberto-Culver Co.	19,601
2,000		Avon Products, Inc.	85,540
3,050		Colgate-Palmolive Co.	161,406
6,870		Gillette Co.	345,218
2,100		Kimberly-Clark Corp.	138,558
17,910		Procter & Gamble Co.	950,842
			1,701,165
		Distribution/Wholesale: 0.0%
950		Genuine Parts Co.	41,116
500		W.W. Grainger, Inc.	31,390
			72,506
		Diversified Financial Services: 1.0%
5,220		American Express Co.	282,662
680		Bear Stearns Cos., Inc.	67,660
990		Capital One Financial Corp.	75,913
5,550		Charles Schwab Corp.	58,275
1,300		CIT Group, Inc.	52,455
21,500		Citigroup, Inc.	1,025,979
3,310		Countrywide Financial Corp.	115,023
1,200	@	E*TRADE Financial Corp.	15,924
3,930		Fannie Mae	229,748
300		Federated Investors, Inc.	8,862
1,050		Franklin Resources, Inc.	73,700
2,990		Freddie Mac	185,380
2,150		Goldman Sachs Group, Inc.	233,920
750		Janus Capital Group, Inc.	10,523
1,590		Lehman Brothers Holdings, Inc.	144,976
5,575		MBNA Corp.	141,438
3,760		Merrill Lynch & Co., Inc.	220,261
4,400		Morgan Stanley	248,467
2,050	@	Providian Financial Corp.	35,158
1,860		SLM Corp.	90,768
400		T. Rowe Price Group, Inc.	24,556
			3,341,648

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.4%
3,900	@	AES Corp.	$65,286
800		Ameren Corp.	41,176
1,400		American Electric Power Co., Inc.	46,760
900		CenterPoint Energy, Inc.	10,782
150		Cinergy Corp.	6,068
1,100		Consolidated Edison, Inc.	47,025
1,000		Constellation Energy Group, Inc.	51,470
1,350		Dominion Resources, Inc.	97,241
550		DTE Energy Co.	24,321
6,750		Duke Energy Corp.	182,182
1,240		Edison Intl.	40,275
950		Entergy Corp.	65,664
2,800		Exelon Corp.	127,008
300		FirstEnergy Corp.	12,372
680		FPL Group, Inc.	53,958
1,250		NiSource, Inc.	28,300
1,750	@	PG&E Corp.	61,565
250		Pinnacle West Capital Corp.	10,438
810		PPL Corp.	44,177
1,050		Progress Energy, Inc.	45,507
200		Public Service Enterprise Group, Inc.	10,910
3,210		Southern Co.	103,105
700		TECO Energy, Inc.	11,123
1,800		TXU Corp.	137,250
1,650		Xcel Energy, Inc.	29,238
			1,353,201
		Electrical Components and Equipment: 0.0%
1,730		Emerson Electric Co.	114,734
			114,734
		Electronics: 0.1%
2,100	@	Agilent Technologies, Inc.	50,400
590		Applera Corp. - Applied Biosystems Group	12,119
350	@	Fisher Scientific Intl.	21,228
540	@	Jabil Circuit, Inc.	13,883
400		Parker Hannifin Corp.	26,320
550		PerkinElmer, Inc.	12,199
700	@	Sanmina-SCI Corp.	3,885
4,400	@	Solectron Corp.	21,780
350		Tektronix, Inc.	10,122
700	@	Thermo Electron Corp.	19,222
400	@	Waters Corp.	19,540
			210,698
		Engineering and Construction: 0.0%
300		Fluor Corp.	18,825
			18,825
		Environmental Control: 0.0%
1,880		Waste Management, Inc.	54,971
			54,971
		Food: 0.2%
300		Albertson’s, Inc.	6,717
1,750		Campbell Soup Co.	48,475
2,150		ConAgra Foods, Inc.	58,738
1,600		General Mills, Inc.	83,792
1,450		H.J. Heinz Co.	54,578
1,300		Hershey Foods Corp.	81,900

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,770		Kellogg Co.	$77,880
900	@	Kroger Co.	16,191
450		McCormick & Co., Inc.	17,096
1,400	@	Safeway, Inc.	25,760
3,470		Sara Lee Corp.	77,728
960		SUPERVALU, Inc.	30,499
1,250		Wm. Wrigley Jr. Co.	83,200
			662,554
		Forest Products and Paper: 0.1%
800		Georgia-Pacific Corp.	28,648
2,140		International Paper Co.	79,929
500		Louisiana-Pacific Corp.	13,135
1,500		MeadWestvaco Corp.	47,040
600		Plum Creek Timber Co., Inc.	22,530
250		Temple-Inland, Inc.	20,050
1,100		Weyerhaeuser Co.	73,623
			284,955
		Gas: 0.0%
570		KeySpan Corp.	22,544
1,360		Sempra Energy	54,400
			76,944
		Hand/Machine Tools: 0.0%
600		Black & Decker Corp.	49,752
120		Snap-On, Inc.	3,972
380		Stanley Works	17,575
			71,299
		Healthcare-Products: 0.6%
150		Bausch & Lomb, Inc.	10,619
750		Baxter Intl., Inc.	26,745
1,910		Becton Dickinson & Co.	114,352
1,100		Biomet, Inc.	46,442
3,730	@	Boston Scientific Corp.	121,822
400		C.R. Bard, Inc.	26,600
1,340		Guidant Corp.	98,343
16,650		Johnson & Johnson	1,092,239
4,900		Medtronic, Inc.	255,388
1,520	@	St. Jude Medical, Inc.	59,432
350		Stryker Corp.	17,381
1,050	@	Zimmer Holdings, Inc.	90,195
			1,959,558
		Healthcare-Services: 0.3%
1,060		Aetna Inc.	154,781
1,700		HCA, Inc.	80,257
1,200	@	Humana, Inc.	39,924
400	@	Laboratory Corp. Of America Holdings	19,156
300		Manor Care, Inc.	10,221
350		Quest Diagnostics, Inc.	34,790
4,630		UnitedHealth Group, Inc.	422,071
2,010	@	WellPoint, Inc.	245,341
			1,006,541
		Home Builders: 0.0%
90		Centex Corp.	5,723
			5,723
		Home Furnishings: 0.0%
650		Leggett & Platt, Inc.	17,986
300		Whirlpool Corp.	19,125
			37,111

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.0%
300		Avery Dennison Corp.	$18,210
1,070		Clorox Co.	64,243
510		Fortune Brands, Inc.	41,310
			123,763
		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	18,947
			18,947
		Insurance: 0.7%
1,220	@@	ACE Ltd.	54,241
2,250		AFLAC, Inc.	86,243
2,950		Allstate Corp.	158,356
500		AMBAC Financial Group, Inc.	38,890
10,800		American Intl. Group, Inc.	721,439
1,410		Chubb Corp.	111,545
1,040		CIGNA Corp.	94,432
525		Cincinnati Financial Corp.	23,483
1,250		Hartford Financial Services Group, Inc.	89,938
460		Jefferson-Pilot Corp.	22,522
750		Lincoln National Corp.	35,138
1,450		Loews Corp.	103,356
470		MBIA, Inc.	27,542
4,000		MetLife, Inc.	164,160
450		MGIC Investment Corp.	28,233
1,320		Principal Financial Group	51,506
890		Progressive Corp.	77,519
3,050		Prudential Financial, Inc.	173,849
980		Safeco Corp.	46,736
2,900		St. Paul Travelers Cos., Inc.	111,128
520		Torchmark Corp.	27,097
1,000		UnumProvident Corp.	16,920
550	@@	XL Capital Ltd.	41,250
			2,305,523
		Internet: 0.2%
5,500	@	eBay, Inc.	235,620
4,550	@	Symantec Corp.	100,146
6,000	@	Yahoo!, Inc.	193,620
			529,386
		Iron/Steel: 0.0%
750		Nucor Corp.	46,755
850		United States Steel Corp.	53,006
			99,761
		Leisure Time: 0.1%
360		Brunswick Corp.	16,790
2,750		Carnival Corp.	149,546
1,280		Harley-Davidson, Inc.	79,206
450		Sabre Holdings Corp.	9,486
			255,028
		Lodging: 0.1%
320		Harrah’s Entertainment, Inc.	20,989
2,100		Hilton Hotels Corp.	44,226
1,250		Marriott Intl., Inc.	80,125
950		Starwood Hotels & Resorts Worldwide, Inc.	54,378
			199,718

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Construction and Mining: 0.0%
300		Caterpillar, Inc.	$28,515
			28,515
		Machinery-Diversified: 0.1%
350		Cummins, Inc.	25,694
1,080		Deere & Co.	76,798
1,030		Rockwell Automation, Inc.	64,015
			166,507
		Media: 0.3%
1,800	@	Comcast Corp.	58,590
190		Gannett Co., Inc.	14,963
1,060		McGraw-Hill Cos., Inc.	97,361
190		Meredith Corp.	8,719
450		New York Times Co.	16,497
2,250		News Corp.	37,440
18,850	@	Time Warner, Inc.	324,785
390		Tribune Co.	15,885
6,950		Viacom, Inc.	242,555
8,230		Walt Disney Co.	229,946
			1,046,741
		Mining: 0.0%
440		Phelps Dodge Corp.	46,838
			46,838
		Miscellaneous Manufacturing: 0.8%
3,170		3M Co.	266,089
250		Cooper Industries Ltd.	17,343
1,350		Danaher Corp.	73,130
800		Dover Corp.	30,936
1,250		Eastman Kodak Co.	42,488
700		Eaton Corp.	48,825
43,820		General Electric Co.	1,542,463
3,780		Honeywell Intl., Inc.	143,526
1,280		Illinois Tool Works, Inc.	114,879
690	@@	Ingersoll-Rand Co.	58,133
230		ITT Industries, Inc.	20,229
350		Pall Corp.	9,475
730		Textron, Inc.	56,466
8,350	@@	Tyco Intl., Ltd.	279,557
			2,703,539
		Office/Business Equipment: 0.0%
1,030		Pitney Bowes, Inc.	47,236
4,020	@	Xerox Corp.	62,712
			109,948
		Oil and Gas: 1.3%
460		Amerada Hess Corp.	46,184
1,300		Anadarko Petroleum Corp.	99,918
1,130		Apache Corp.	71,054
2,430		Burlington Resources, Inc.	120,601
12,250		ChevronTexaco Corp.	760,480
3,926		ConocoPhillips	435,354
2,150		Devon Energy Corp.	100,599
350		EOG Resources, Inc.	31,892
37,230		Exxon Mobil Corp.	2,357,030
500		Kerr-McGee Corp.	38,830

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,140		Marathon Oil Corp.	$53,968
100		Noble Corp.	5,707
1,470		Occidental Petroleum Corp.	103,297
350		Sunoco, Inc.	34,685
1,400	@	Transocean, Inc.	67,872
820		Unocal Corp.	44,362
1,450		Valero Energy Corp.	103,298
			4,475,131
		Oil and Gas Services: 0.1%
1,500		Baker Hughes, Inc.	70,920
450		BJ Services Co.	22,482
1,900		Halliburton Co.	83,543
			176,945
		Packaging and Containers: 0.0%
750		Ball Corp.	33,300
280		Bemis Co.	8,355
610	@	Pactiv Corp.	13,792
450	@	Sealed Air Corp.	23,522
			78,969
		Pharmaceuticals: 0.6%
1,300		Abbott Laboratories	59,787
400		Allergan, Inc.	30,072
300		AmerisourceBergen Corp.	17,970
8,450		Bristol-Myers Squibb Co.	211,504
2,950		Cardinal Health, Inc.	172,723
3,400	@	Caremark Rx, Inc.	130,152
950		Eli Lilly & Co.	53,200
250	@	Express Scripts, Inc.	18,823
1,580	@	Forest Laboratories, Inc.	67,466
1,850	@	Gilead Sciences, Inc.	63,918
500	@	Hospira, Inc.	14,800
890	@	King Pharmaceuticals, Inc.	8,500
862	@	Medco Health Solutions, Inc.	38,290
9,010		Merck & Co., Inc.	285,616
31,146		Pfizer, Inc.	818,827
5,800		Wyeth	236,756
			2,228,404
		Pipelines: 0.0%
1,650		El Paso Corp.	20,345
150		Kinder Morgan, Inc.	12,026
1,600		Williams Cos., Inc.	30,127
			62,498
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	9,565
900		Archstone-Smith Trust	30,447
1,700		Equity Office Properties Trust	51,289
1,100		Equity Residential	36,091
550		ProLogis	21,868
990		Simon Property Group, Inc.	61,340
			210,600
		Retail: 1.0%
1,150	@	Autonation, Inc.	22,460
910	@	Bed Bath & Beyond, Inc.	34,143
1,800		Best Buy Co., Inc.	97,236
850		Circuit City Stores, Inc.	13,286
2,600		Costco Wholesale Corp.	121,134
1,750		CVS Corp.	87,203

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,050		Darden Restaurants, Inc.	$28,140
750		Family Dollar Stores, Inc.	24,690
680		Federated Department Stores, Inc.	38,386
5,070		Gap, Inc.	108,143
12,400		Home Depot, Inc.	496,247
2,000		J.C. Penney Co., Inc. Holding Co.	88,980
1,910		Limited Brands, Inc.	45,420
3,330		Lowe’s Cos., Inc.	195,737
850		May Department Stores Co.	29,334
7,050		McDonald’s Corp.	233,213
400		Nordstrom, Inc.	21,504
1,450	@	Office Depot, Inc.	27,913
800		RadioShack Corp.	23,648
350		Sears Roebuck and Co.	17,476
3,720		Staples, Inc.	117,254
2,310	@	Starbucks Corp.	119,681
3,900		Target Corp.	198,198
2,060		TJX Cos., Inc.	50,305
1,150	@	Toys R US, Inc.	26,301
17,550		Wal-Mart Stores, Inc.	905,755
7,200		Walgreen Co.	308,375
470		Wendy’s Intl., Inc.	17,790
1,250		Yum! Brands, Inc.	60,975
			3,558,927
		Savings and Loans: 0.1%
1,370		Golden West Financial Corp.	84,789
3,870		Washington Mutual, Inc.	162,386
			247,175
		Semiconductors: 0.3%
1,630	@	Altera Corp.	33,806
1,630		Analog Devices, Inc.	59,854
7,470	@	Applied Materials, Inc.	130,724
550	@	Broadcom Corp.	17,738
1,065	@	Freescale Semiconductor, Inc.	20,427
26,310		Intel Corp.	630,913
600	@	KLA-Tencor Corp.	29,646
1,330		Linear Technology Corp.	51,950
400		Maxim Integrated Products, Inc.	17,208
1,200		National Semiconductor Corp.	23,940
300	@	Qlogic Corp.	12,087
1,450		Texas Instruments, Inc.	38,382
			1,066,675
		Software: 0.7%
1,030		Adobe Systems, Inc.	63,603
1,120		Autodesk, Inc.	33,286
2,540		Automatic Data Processing, Inc.	109,118
1,120	@	BMC Software, Inc.	16,744
670	@	Citrix Systems, Inc.	15,075
2,614		Computer Associates Intl., Inc.	70,813
1,700	@	Compuware Corp.	11,492
1,260	@	Electronic Arts, Inc.	81,257
3,609		First Data Corp.	148,041
600	@	Fiserv, Inc.	22,764
650		IMS Health, Inc.	15,828
560	@	Intuit, Inc.	23,968
400	@	Mercury Interactive Corp.	18,352
44,940		Microsoft Corp.	1,131,588
1,900	@	Novell, Inc.	9,956
35,650	@	Oracle Corp.	460,242
2,340	@	Siebel Systems, Inc.	19,960
1,230	@	Veritas Software Corp.	29,791
			2,281,878

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.7%
1,810		Alltel Corp.	$103,532
942		AT&T Corp.	18,303
1,200	@	Avaya, Inc.	16,800
7,960		BellSouth Corp.	205,368
570		CenturyTel, Inc.	19,175
27,260	@	Cisco Systems, Inc.	474,868
800	@	Comverse Technology, Inc.	18,568
1,650	@	Corning, Inc.	18,926
19,600	@	Lucent Technologies, Inc.	60,172
10,050		Motorola, Inc.	157,383
4,950	@	Nextel Communications, Inc.	145,679
6,650		QUALCOMM, Inc.	240,132
13,730		SBC Communications, Inc.	330,206
620		Scientific-Atlanta, Inc.	19,158
6,350		Sprint Corp.	150,368
1,590	@	Tellabs, Inc.	11,273
11,410	.	Verizon Communications, Inc	410,417
			2,400,328
		Textiles: 0.0%
500		Cintas Corp.	21,890
			21,890
		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	16,896
1,300		Mattel, Inc.	27,196
			44,092
		Transportation: 0.1%
1,510		Burlington Northern Santa Fe Corp.	75,907
700		CSX Corp.	28,917
1,710		FedEx Corp.	167,203
1,700		Norfolk Southern Corp.	61,013
310		Ryder System, Inc.	13,163
1,050		Union Pacific Corp.	66,623
930		United Parcel Service, Inc.	72,066
			484,892
		Total Common Stock (Cost $38,504,967)	47,200,463

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 73.3%
		Federal Home Loan Mortgage Corporation: 5.4%
$20,000,000		3.880%, due 01/26/07		$18,601,240
				18,601,240
		Federal National Mortgage Association: 66.8%
13,653,000		3.870%, due 01/15/07		12,712,950
235,000,000		3.870%, due 01/31/07		218,458,585
				231,171,535
		Other: 1.1%
4,000,000		Financing Corp. FICO STRIP, 3.810%, due 12/06/06		3,743,884
				3,743,884
		Total U.S. Government Agency Obligations (Cost $248,844,621)		253,516,659
U.S. TREASURY OBLIGATIONS: 11.7%
		U.S. Treasury STRIP: 11.7%
42,807,000		3.540%, due 11/15/06		40,333,740
		Total U.S. Treasury Obligations (Cost $40,542,412)		40,333,740
OTHER BONDS: 1.6%
		Sovereign: 1.6%
5,827,000		Israel Trust, 3.990%, due 11/15/06		5,449,125
		Total Other Bonds (Cost $5,398,552)		5,449,125
		Total Long-Term Investments (Cost $333,290,552)		346,499,987
SHORT-TERM INVESTMENTS: 0.1%
		Repurchase Agreement: 0.1%
440,000		Goldman Sachs Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $440,032 to be received upon repurchase (Collateralized by $455,000 Federal Home Loan Bank, 2.375%, Market Value plus accrued interest $451,127, due 02/15/06)		440,000
		Total Short-Term Investments (Cost $440,000)		440,000
		Total Investments In Securities
		(Cost $333,730,552)*	100.4%	$346,939,987
		Other Assets and Liabilities—Net	(0.4)	(1,353,813)
			100.0%	$345,586,174
		Net Assets
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $336,872,289.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,599,221
		Gross Unrealized Depreciation		(531,523)
		Net Unrealized Appreciation		$10,067,698

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 16.7%
		Advertising: 0.0%
1,450	@	Interpublic Group of Cos., Inc.	$19,053
700		Omnicom Group, Inc.	63,749
			82,802
		Aerospace/Defense: 0.3%
4,500		Boeing Co.	247,364
800		General Dynamics Corp.	84,280
450		Goodrich Corp.	16,664
400		L-3 Communications Holdings, Inc.	28,840
2,350		Lockheed Martin Corp.	139,167
1,500		Northrop Grumman Corp.	79,350
1,850		Raytheon Co.	70,744
650		Rockwell Collins, Inc.	29,933
2,080		United Technologies Corp.	207,750
			904,092
		Agriculture: 0.3%
8,150		Altria Group, Inc.	535,047
3,400		Archer-Daniels-Midland Co.	81,940
1,100		Monsanto Co.	64,658
500		Reynolds American, Inc.	40,975
950		UST, Inc.	51,918
			774,538
		Airlines: 0.0%
1,200		Southwest Airlines Co.	16,620
			16,620
		Apparel: 0.1%
1,300	@	Coach, Inc.	72,189
620		Jones Apparel Group, Inc.	19,697
370		Liz Claiborne, Inc.	15,651
1,400		Nike, Inc.	121,730
250		Reebok Intl., Ltd.	11,040
550		VF Corp.	32,868
			273,175
		Auto Manufacturers: 0.1%
11,910		Ford Motor Co.	150,661
450		General Motors Corp.	16,052
1,160		PACCAR, Inc.	87,302
			254,015
		Auto Parts and Equipment: 0.0%
800	@	Goodyear Tire & Rubber Co.	11,568
600		Johnson Controls, Inc.	35,460
			47,028
		Banks: 1.2%
1,250		AmSouth Bancorporation	31,225
21,696		Bank of America Corp.	1,012,117
2,350		BB&T Corp.	92,003
900		Comerica, Inc.	51,372

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

450		Compass Bancshares, Inc.	$20,435
450		First Horizon National Corp.	19,148
650		Huntington Bancshares, Inc.	14,638
2,350		KeyCorp	77,550
350		M & T Bank Corp.	34,654
750		Marshall & Ilsley Corp.	30,368
1,650		Mellon Financial Corp.	47,322
3,700		National City Corp.	132,349
1,750		North Fork Bancorporation, Inc.	50,418
900		Northern Trust Corp.	38,025
1,100		PNC Financial Services Group, Inc.	57,904
1,843		Regions Financial Corp.	59,455
1,250		State Street Corp.	54,813
1,500		SunTrust Banks, Inc.	108,660
492		Synovus Financial Corp.	13,363
3,000		The Bank of New York Co., Inc.	90,750
7,200		U.S. Bancorp	214,199
8,634		Wachovia Corp.	457,687
6,700		Wells Fargo & Co.	397,845
250		Zions Bancorporation	16,525
			3,122,825
		Beverages: 0.4%
3,200		Anheuser-Busch Cos., Inc.	151,840
400		Brown-Forman Corp.	20,360
9,500		Coca-Cola Co.	406,600
1,400		Coca-Cola Enterprises, Inc.	29,890
150		Molson Coors Brewing Co.	10,430
800		Pepsi Bottling Group, Inc.	21,776
6,500		PepsiCo, Inc.	350,090
			990,986
		Biotechnology: 0.2%
4,926	@	Amgen, Inc.	303,491
1,400	@	Biogen Idec, Inc.	54,110
400	@	Genzyme Corp.	22,436
250	@	Millipore Corp.	11,315
			391,352
		Building Materials: 0.0%
900		American Standard Cos., Inc.	41,220
1,700		Masco Corp.	57,324
500		Vulcan Materials Co.	28,930
			127,474
		Chemicals: 0.3%
1,000		Air Products & Chemicals, Inc.	62,620
150		Ashland, Inc.	9,794
3,950		Dow Chemical Co.	217,842
4,100		E.I. du Pont de Nemours & Co.	218,529
350		Eastman Chemical Co.	20,209
350		Ecolab, Inc.	11,099
640		Engelhard Corp.	19,360
300		International Flavors & Fragrances, Inc.	12,387
1,250		PPG Industries, Inc.	89,937
1,450		Praxair, Inc.	65,004
900		Rohm & Haas Co.	43,353
1,000		Sherwin-Williams Co.	44,300
250		Sigma-Aldrich Corp.	15,403
			829,837

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.1%
800	@	Apollo Group, Inc.	$58,912
4,350		Cendant Corp.	96,221
600		Equifax, Inc.	18,234
860		H&R Block, Inc.	45,838
1,650		McKesson Corp.	61,610
450		Moody’s Corp.	37,760
1,150		Paychex, Inc.	36,720
650		R.R. Donnelley & Sons Co.	21,587
650		Robert Half Intl., Inc.	18,961
			395,843
		Computers: 0.9%
100	@	Affiliated Computer Services, Inc.	5,170
5,100	@	Apple Computer, Inc.	228,786
600	@	Computer Sciences Corp.	27,738
16,500	@	Dell, Inc.	661,485
1,650		Electronic Data Systems Corp.	35,145
12,750	@	EMC Corp.	161,415
1,300	@	Gateway, Inc.	6,110
11,650		Hewlett-Packard Co.	242,320
8,900		International Business Machines Corp.	823,962
480	@	Lexmark Intl., Inc.	38,462
600	@	NCR Corp.	23,394
1,900	@	Network Appliance, Inc.	57,019
23,800	@	Sun Microsystems, Inc.	100,436
1,200	@	Sungard Data Systems, Inc.	31,332
1,250	@	Unisys Corp.	9,600
			2,452,374
		Cosmetics/Personal Care: 0.6%
375		Alberto-Culver Co.	19,601
1,900		Avon Products, Inc.	81,263
2,900		Colgate-Palmolive Co.	153,468
6,550		Gillette Co.	329,138
1,900		Kimberly-Clark Corp.	125,362
17,200		Procter & Gamble Co.	913,148
			1,621,980
		Distribution/Wholesale: 0.0%
1,200		Genuine Parts Co.	51,936
500		W.W. Grainger, Inc.	31,390
			83,326
		Diversified Financial Services: 1.2%
5,000		American Express Co.	270,749
700		Bear Stearns Cos., Inc.	69,650
980		Capital One Financial Corp.	75,146
5,300		Charles Schwab Corp.	55,650
1,150		CIT Group, Inc.	46,403
20,650		Citigroup, Inc.	985,417
3,198		Countrywide Financial Corp.	111,131
1,150	@	E*TRADE Financial Corp.	15,261
3,710		Fannie Mae	216,887
150		Federated Investors, Inc.	4,431
1,050		Franklin Resources, Inc.	73,700
2,830		Freddie Mac	175,460
2,000		Goldman Sachs Group, Inc.	217,599
400		Janus Capital Group, Inc.	5,612
1,400		Lehman Brothers Holdings, Inc.	127,652
5,225		MBNA Corp.	132,558
3,600		Merrill Lynch & Co., Inc.	210,888
4,250		Morgan Stanley	239,997
1,350	@	Providian Financial Corp.	23,153
1,800		SLM Corp.	87,840
500		T. Rowe Price Group, Inc.	30,695
			3,175,879

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.5%
4,570	@	AES Corp.	$76,502
800		Ameren Corp.	41,176
1,300		American Electric Power Co., Inc.	43,420
1,150		CenterPoint Energy, Inc.	13,777
150		Cinergy Corp.	6,068
750		Consolidated Edison, Inc.	32,063
950		Constellation Energy Group, Inc.	48,897
1,300		Dominion Resources, Inc.	93,639
550		DTE Energy Co.	24,321
6,450		Duke Energy Corp.	174,085
1,690		Edison Intl.	54,891
950		Entergy Corp.	65,664
2,700		Exelon Corp.	122,471
250		FirstEnergy Corp.	10,310
600		FPL Group, Inc.	47,610
1,200		NiSource, Inc.	27,168
1,320	@	PG&E Corp.	46,438
400		Pinnacle West Capital Corp.	16,700
950		PPL Corp.	51,813
1,000		Progress Energy, Inc.	43,340
200		Public Service Enterprise Group, Inc.	10,910
3,000		Southern Co.	96,360
850		TECO Energy, Inc.	13,507
1,600		TXU Corp.	121,999
1,250		Xcel Energy, Inc.	22,150
			1,305,279
		Electrical Components and Equipment: 0.0%
1,650		Emerson Electric Co.	109,428
			109,428
		Electronics: 0.1%
1,850	@	Agilent Technologies, Inc.	44,400
1,000		Applera Corp. - Applied Biosystems Group	20,540
500	@	Fisher Scientific Intl.	30,325
900	@	Jabil Circuit, Inc.	23,139
400		Parker Hannifin Corp.	26,320
700		PerkinElmer, Inc.	15,526
1,500	@	Sanmina-SCI Corp.	8,325
4,200	@	Solectron Corp.	20,790
200		Tektronix, Inc.	5,784
950	@	Thermo Electron Corp.	26,087
550	@	Waters Corp.	26,868
			248,104
		Engineering and Construction: 0.0%
300		Fluor Corp.	18,825
			18,825
		Environmental Control: 0.0%
2,450		Waste Management, Inc.	71,638
			71,638
		Food: 0.2%
300		Albertson’s, Inc.	6,717
1,600		Campbell Soup Co.	44,320
1,700		ConAgra Foods, Inc.	46,444
1,600		General Mills, Inc.	83,791
1,100		H.J. Heinz Co.	41,404
1,250		Hershey Foods Corp.	78,750

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,700		Kellogg Co.	$74,800
1,150	@	Kroger Co.	20,689
500		McCormick & Co., Inc.	18,995
1,800	@	Safeway, Inc.	33,120
3,350		Sara Lee Corp.	75,040
950		SUPERVALU, Inc.	30,182
1,200		Wm. Wrigley Jr. Co.	79,872
			634,124
		Forest Products and Paper: 0.1%
1,140		Georgia-Pacific Corp.	40,823
2,050		International Paper Co.	76,568
520		Louisiana-Pacific Corp.	13,660
1,250		MeadWestvaco Corp.	39,200
600		Plum Creek Timber Co., Inc.	22,530
300		Temple-Inland, Inc.	24,060
1,050		Weyerhaeuser Co.	70,277
			287,118
		Gas: 0.0%
500		KeySpan Corp.	19,775
950		Sempra Energy	38,000
			57,775
		Hand/Machine Tools: 0.0%
420		Black & Decker Corp.	34,826
250		Snap-On, Inc.	8,275
350		Stanley Works	16,188
			59,289
		Healthcare-Products: 0.7%
250		Bausch & Lomb, Inc.	17,698
950		Baxter Intl., Inc.	33,877
1,680		Becton Dickinson & Co.	100,582
750		Biomet, Inc.	31,665
3,550	@	Boston Scientific Corp.	115,943
400		C.R. Bard, Inc.	26,600
1,280		Guidant Corp.	93,939
15,950		Johnson & Johnson	1,046,319
4,700		Medtronic, Inc.	244,964
1,600	@	St. Jude Medical, Inc.	62,560
300		Stryker Corp.	14,898
1,050	@	Zimmer Holdings, Inc.	90,195
			1,879,240
		Healthcare-Services: 0.4%
930		Aetna Inc.	135,799
1,650		HCA, Inc.	77,897
900	@	Humana, Inc.	29,943
450	@	Laboratory Corp. Of America Holdings	21,551
400		Manor Care, Inc.	13,628
400		Quest Diagnostics, Inc.	39,760
4,450		UnitedHealth Group, Inc.	405,661
1,950	@	WellPoint, Inc.	238,017
			962,256
		Home Builders: 0.0%
90		Centex Corp.	5,723
			5,723
		Home Furnishings: 0.0%
550		Leggett & Platt, Inc.	15,219
300		Whirlpool Corp.	19,125
			34,344

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.0%
400		Avery Dennison Corp.	$24,280
810		Clorox Co.	48,632
550		Fortune Brands, Inc.	44,550
			117,462
		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	20,061
			20,061
		Insurance: 0.8%
1,200	@@	ACE Ltd.	53,352
2,100		AFLAC, Inc.	80,493
2,700		Allstate Corp.	144,936
400		AMBAC Financial Group, Inc.	31,112
10,400		American Intl. Group, Inc.	694,719
1,350		Chubb Corp.	106,799
920		CIGNA Corp.	83,536
577		Cincinnati Financial Corp.	25,809
1,200		Hartford Financial Services Group, Inc.	86,340
450		Jefferson-Pilot Corp.	22,032
950		Lincoln National Corp.	44,508
1,250		Loews Corp.	89,100
450		MBIA, Inc.	26,370
3,850		MetLife, Inc.	158,004
400		MGIC Investment Corp.	25,096
1,000		Principal Financial Group	39,020
800		Progressive Corp.	69,680
2,700		Prudential Financial, Inc.	153,900
700		Safeco Corp.	33,383
2,550		St. Paul Travelers Cos., Inc.	97,716
350		Torchmark Corp.	18,239
1,050		UnumProvident Corp.	17,766
550	@@	XL Capital Ltd.	41,250
			2,143,160
		Internet: 0.2%
5,300	@	eBay, Inc.	227,052
4,300	@	Symantec Corp.	94,643
5,650	@	Yahoo!, Inc.	182,326
			504,021
		Iron/Steel: 0.0%
600		Nucor Corp.	37,404
850		United States Steel Corp.	53,006
			90,410
		Leisure Time: 0.1%
330		Brunswick Corp.	15,391
2,650		Carnival Corp.	144,107
1,250		Harley-Davidson, Inc.	77,350
550		Sabre Holdings Corp.	11,594
			248,442
		Lodging: 0.1%
450		Harrah’s Entertainment, Inc.	29,516
1,400		Hilton Hotels Corp.	29,484
1,200		Marriott Intl., Inc.	76,920
800		Starwood Hotels & Resorts Worldwide, Inc.	45,792
			181,712

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Construction and Mining: 0.0%
250		Caterpillar, Inc.	$23,763
			23,763
		Machinery-Diversified: 0.1%
200		Cummins, Inc.	14,682
1,050		Deere & Co.	74,666
1,000		Rockwell Automation, Inc.	62,150
			151,498
		Media: 0.4%
1,750	@	Comcast Corp.	56,963
200		Gannett Co., Inc.	15,750
1,050		McGraw-Hill Cos., Inc.	96,443
230		Meredith Corp.	10,555
450		New York Times Co.	16,497
2,150		News Corp.	35,776
17,850	@	Time Warner, Inc.	307,555
400		Tribune Co.	16,292
6,750		Viacom, Inc.	235,574
7,900		Walt Disney Co.	220,726
			1,012,131
		Mining: 0.0%
550		Phelps Dodge Corp.	58,548
			58,548
		Miscellaneous Manufacturing: 1.0%
3,150		3M Co.	264,410
300		Cooper Industries Ltd.	20,811
1,200		Danaher Corp.	65,004
800		Dover Corp.	30,936
1,610		Eastman Kodak Co.	54,724
550		Eaton Corp.	38,363
42,050		General Electric Co.	1,480,159
3,600		Honeywell Intl., Inc.	136,692
1,250		Illinois Tool Works, Inc.	112,188
700	@@	Ingersoll-Rand Co.	58,975
330		ITT Industries, Inc.	29,024
400		Pall Corp.	10,828
730		Textron, Inc.	56,466
7,750	@@	Tyco Intl., Ltd.	259,470
			2,618,050
		Office/Business Equipment: 0.0%
850		Pitney Bowes, Inc.	38,981
3,750	@	Xerox Corp.	58,500
			97,481
		Oil and Gas: 1.7%
570		Amerada Hess Corp.	57,228
1,300		Anadarko Petroleum Corp.	99,918
1,318		Apache Corp.	82,876
2,350		Burlington Resources, Inc.	116,631
11,750		ChevronTexaco Corp.	729,439
3,768		ConocoPhillips	417,833
2,100		Devon Energy Corp.	98,259
400		EOG Resources, Inc.	36,448
35,700		Exxon Mobil Corp.	2,260,166
450		Kerr-McGee Corp.	34,947

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,300		Marathon Oil Corp.	$61,542
400		Noble Corp.	22,828
1,380		Occidental Petroleum Corp.	96,973
450		Sunoco, Inc.	44,595
1,100	@	Transocean, Inc.	53,328
1,150		Unocal Corp.	62,215
1,500		Valero Energy Corp.	106,860
			4,382,086
		Oil and Gas Services: 0.1%
1,050		Baker Hughes, Inc.	49,644
550		BJ Services Co.	27,478
1,600		Halliburton Co.	70,352
			147,474
		Packaging and Containers: 0.0%
690		Ball Corp.	30,636
500		Bemis Co.	14,920
800	@	Pactiv Corp.	18,088
300	@	Sealed Air Corp.	15,681
			79,325
		Pharmaceuticals: 0.8%
1,250		Abbott Laboratories	57,488
550		Allergan, Inc.	41,349
400		AmerisourceBergen Corp.	23,960
8,050		Bristol-Myers Squibb Co.	201,492
2,850		Cardinal Health, Inc.	166,868
3,200	@	Caremark Rx, Inc.	122,496
900		Eli Lilly & Co.	50,400
300	@	Express Scripts, Inc.	22,587
1,500	@	Forest Laboratories, Inc.	64,050
1,750	@	Gilead Sciences, Inc.	60,463
650	@	Hospira, Inc.	19,240
650	@	King Pharmaceuticals, Inc.	6,208
1,182	@	Medco Health Solutions, Inc.	52,504
8,550		Merck & Co., Inc.	271,034
29,630		Pfizer, Inc.	778,972
5,150		Wyeth	210,223
			2,149,334
		Pipelines: 0.0%
1,750		El Paso Corp.	21,578
150		Kinder Morgan, Inc.	12,026
1,800		Williams Cos., Inc.	33,893
			67,497
		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	13,391
800		Archstone-Smith Trust	27,064
1,500		Equity Office Properties Trust	45,255
1,050		Equity Residential	34,451
550		ProLogis	21,868
900		Simon Property Group, Inc.	55,764
			197,793
		Retail: 1.3%
1,100	@	Autonation, Inc.	21,483
900	@	Bed Bath & Beyond, Inc.	33,768
1,700		Best Buy Co., Inc.	91,834
850		Circuit City Stores, Inc.	13,286
2,500		Costco Wholesale Corp.	116,475
1,650		CVS Corp.	82,220

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

850		Darden Restaurants, Inc.	$22,780
700		Family Dollar Stores, Inc.	23,044
700		Federated Department Stores, Inc.	39,515
4,900		Gap, Inc.	104,517
11,890		Home Depot, Inc.	475,837
2,000		J.C. Penney Co., Inc. Holding Co.	88,980
1,940		Limited Brands, Inc.	46,133
3,230		Lowe’s Cos., Inc.	189,859
1,000		May Department Stores Co.	34,510
6,750		McDonald’s Corp.	223,289
400		Nordstrom, Inc.	21,504
1,510	@	Office Depot, Inc.	29,068
290		RadioShack Corp.	8,572
350		Sears Roebuck and Co.	17,476
3,350		Staples, Inc.	105,592
2,200	@	Starbucks Corp.	113,982
3,750		Target Corp.	190,575
1,600		TJX Cos., Inc.	39,072
1,450	@	Toys R US, Inc.	33,162
16,950		Wal-Mart Stores, Inc.	874,789
6,900		Walgreen Co.	295,526
650		Wendy’s Intl., Inc.	24,603
1,100		Yum! Brands, Inc.	53,658
			3,415,109
		Savings and Loans: 0.1%
1,040		Golden West Financial Corp.	64,366
3,650		Washington Mutual, Inc.	153,154
			217,520
		Semiconductors: 0.4%
1,500	@	Altera Corp.	31,110
1,500		Analog Devices, Inc.	55,080
7,050	@	Applied Materials, Inc.	123,374
550	@	Broadcom Corp.	17,738
1,463	@	Freescale Semiconductor, Inc.	28,060
25,200		Intel Corp.	604,295
600	@	KLA-Tencor Corp.	29,646
950		Linear Technology Corp.	37,107
450		Maxim Integrated Products, Inc.	19,359
1,250		National Semiconductor Corp.	24,938
350	@	Qlogic Corp.	14,102
1,350		Texas Instruments, Inc.	35,735
			1,020,544
		Software: 0.8%
900		Adobe Systems, Inc.	55,575
1,200		Autodesk, Inc.	35,664
2,400		Automatic Data Processing, Inc.	103,104
1,180	@	BMC Software, Inc.	17,641
450	@	Citrix Systems, Inc.	10,125
2,450		Computer Associates Intl., Inc.	66,371
1,950	@	Compuware Corp.	13,182
1,220	@	Electronic Arts, Inc.	78,678
3,557		First Data Corp.	145,908
750	@	Fiserv, Inc.	28,455
1,150		IMS Health, Inc.	28,003
750	@	Intuit, Inc.	32,100
350	@	Mercury Interactive Corp.	16,058
43,150		Microsoft Corp.	1,086,516
1,000	@	Novell, Inc.	5,240
34,500	@	Oracle Corp.	445,395
1,800	@	Siebel Systems, Inc.	15,354
1,650	@	Veritas Software Corp.	39,963
			2,223,332

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.8%
1,700		Alltel Corp.	$97,240
1,240		AT&T Corp.	24,093
1,450	@	Avaya, Inc.	20,300
7,550		BellSouth Corp.	194,790
400		CenturyTel, Inc.	13,456
26,250	@	Cisco Systems, Inc.	457,274
600	@	Comverse Technology, Inc.	13,926
2,100	@	Corning, Inc.	24,087
17,500	@	Lucent Technologies, Inc.	53,725
9,100		Motorola, Inc.	142,506
4,650	@	Nextel Communications, Inc.	136,850
6,400		QUALCOMM, Inc.	231,104
12,950		SBC Communications, Inc.	311,448
850		Scientific-Atlanta, Inc.	26,265
6,100		Sprint Corp.	144,448
1,450	@	Tellabs, Inc.	10,281
10,700		Verizon Communications, Inc.	384,879
			2,286,672
		Textiles: 0.0%
550		Cintas Corp.	24,079
			24,079
		Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	10,560
1,700		Mattel, Inc.	35,564
			46,124
		Transportation: 0.2%
1,500		Burlington Northern Santa Fe Corp.	75,405
700		CSX Corp.	28,917
1,600		FedEx Corp.	156,448
2,000		Norfolk Southern Corp.	71,780
350		Ryder System, Inc.	14,861
1,000		Union Pacific Corp.	63,450
900		United Parcel Service, Inc.	69,741
			480,602
		Total Common Stock (Cost $35,442,995)	45,221,519

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.6%
		Federal National Mortgage Association: 59.6%
$177,000,000		3.960%, due 06/05/07	$162,092,884
		Total U.S. Government Agency Obligations (Cost $159,089,079)	162,092,884
U.S. TREASURY OBLIGATIONS: 24.0%
		U.S. Treasury STRIP: 24.0%
70,761,000		3.670%, due 05/15/07	65,349,340
		Total U.S. Treasury Obligations (Cost $64,168,819)	65,349,340
		Total Long-Term Investments (Cost $258,700,893)	272,663,743

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 0.1%
		Repurchase Agreement: 0.1%
$328,000		Goldman Sachs Repurchase Agreement dated 02/28/05,
		2.600%, due 03/01/05, $328,024 to be received upon
		repurchase (Collateralized by $340,000 Federal Home Loan
		Bank, 2.375%, Market Value plus accrued interest $337,106,
		due 02/15/06)		$328,000
		Total Short-Term Investments (Cost $328,000)		328,000
		Total Investments In Securities
		(Cost $259,028,893)*	100.4%	$272,991,743
		Other Assets and Liabilities—Net	(0.4)	(985,588)
		Net Assets	100.0%	$272,006,155
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $261,564,890.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,697,987
		Gross Unrealized Depreciation		(271,134)
		Net Unrealized Appreciation		$11,426,853

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 38.6%
		Advertising: 0.1%
6,750	@	Interpublic Group of Cos., Inc.	$88,695
2,900		Omnicom Group, Inc.	264,103
			352,798
		Aerospace/Defense: 0.8%
20,500		Boeing Co.	1,126,884
3,700		General Dynamics Corp.	389,795
450		Goodrich Corp.	16,664
1,800		L-3 Communications Holdings, Inc.	129,780
10,600		Lockheed Martin Corp.	627,732
5,950		Northrop Grumman Corp.	314,755
8,350		Raytheon Co.	319,304
2,800		Rockwell Collins, Inc.	128,940
9,460		United Technologies Corp.	944,865
			3,998,719
		Agriculture: 0.7%
37,400		Altria Group, Inc.	2,455,309
15,500		Archer-Daniels-Midland Co.	373,550
4,900		Monsanto Co.	288,022
2,750		Reynolds American, Inc.	225,363
5,350		UST, Inc.	292,378
			3,634,622
		Airlines: 0.0%
5,500		Southwest Airlines Co.	76,175
			76,175
		Apparel: 0.3%
5,850	@	Coach, Inc.	324,851
3,170		Jones Apparel Group, Inc.	100,711
2,780		Liz Claiborne, Inc.	117,594
6,250		Nike, Inc.	543,437
700		Reebok Intl., Ltd.	30,912
3,500		VF Corp.	209,160
			1,326,665
		Auto Manufacturers: 0.2%
57,120		Ford Motor Co.	722,567
2,050		General Motors Corp.	73,124
5,345		PACCAR, Inc.	402,265
			1,197,956
		Auto Parts and Equipment: 0.0%
3,700	@	Goodyear Tire & Rubber Co.	53,502
2,800		Johnson Controls, Inc.	165,480
			218,982
		Banks: 2.7%
5,650		AmSouth Bancorporation	141,137
97,944		Bank of America Corp.	4,569,087
10,400		BB&T Corp.	407,160
3,450		Comerica, Inc.	196,926

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

2,050		Compass Bancshares, Inc.	$93,091
2,250		First Horizon National Corp.	95,738
4,300		Huntington Bancshares, Inc.	96,836
9,200		KeyCorp	303,600
1,800		M & T Bank Corp.	178,218
3,150		Marshall & Ilsley Corp.	127,544
7,450		Mellon Financial Corp.	213,666
16,850		National City Corp.	602,725
7,975		North Fork Bancorporation, Inc.	229,760
4,000		Northern Trust Corp.	169,000
5,050		PNC Financial Services Group, Inc.	265,832
8,297		Regions Financial Corp.	267,661
5,700		State Street Corp.	249,945
6,650		SunTrust Banks, Inc.	481,726
2,298		Synovus Financial Corp.	62,414
13,450		The Bank of New York Co., Inc.	406,863
32,750		U.S. Bancorp	974,312
39,239		Wachovia Corp.	2,080,058
29,800		Wells Fargo & Co.	1,769,523
1,450		Zions Bancorporation	95,845
			14,078,667
		Beverages: 0.9%
14,350		Anheuser-Busch Cos., Inc.	680,908
1,800		Brown-Forman Corp.	91,620
42,650		Coca-Cola Co.	1,825,419
7,950		Coca-Cola Enterprises, Inc.	169,733
800		Molson Coors Brewing Co.	55,624
4,650		Pepsi Bottling Group, Inc.	126,573
30,700		PepsiCo, Inc.	1,653,502
			4,603,379
		Biotechnology: 0.3%
22,150	@	Amgen, Inc.	1,364,662
5,700	@	Biogen Idec, Inc.	220,305
1,800	@	Genzyme Corp.	100,962
50	@	Millipore Corp.	2,263
			1,688,192
		Building Materials: 0.1%
3,050		American Standard Cos., Inc.	139,690
8,500		Masco Corp.	286,620
1,800		Vulcan Materials Co.	104,148
			530,458
		Chemicals: 0.7%
3,950		Air Products & Chemicals, Inc.	247,349
1,600		Ashland, Inc.	104,464
17,300		Dow Chemical Co.	954,095
19,750		E.I. du Pont de Nemours & Co.	1,052,675
1,800		Eastman Chemical Co.	103,932
1,900		Ecolab, Inc.	60,249
2,950		Engelhard Corp.	89,238
1,200		International Flavors & Fragrances, Inc.	49,548
5,700		PPG Industries, Inc.	410,115
5,300		Praxair, Inc.	237,599
4,100		Rohm & Haas Co.	197,497
4,350		Sherwin-Williams Co.	192,705
1,200		Sigma-Aldrich Corp.	73,932
			3,773,398

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3%
3,250	@	Apollo Group, Inc.	$239,330
19,550		Cendant Corp.	432,446
2,300		Equifax, Inc.	69,897
3,180		H&R Block, Inc.	169,494
7,450		McKesson Corp.	278,183
2,200		Moody’s Corp.	184,602
5,450		Paychex, Inc.	174,019
3,000		R.R. Donnelley & Sons Co.	99,630
2,300		Robert Half Intl., Inc.	67,091
			1,714,692
		Computers: 2.1%
450	@	Affiliated Computer Services, Inc.	23,265
24,600	@	Apple Computer, Inc.	1,103,556
2,750	@	Computer Sciences Corp.	127,133
76,000	@	Dell, Inc.	3,046,840
9,150		Electronic Data Systems Corp.	194,895
57,600	@	EMC Corp.	729,216
7,100	@	Gateway, Inc.	33,370
55,700		Hewlett-Packard Co.	1,158,560
40,750		International Business Machines Corp.	3,772,634
2,450	@	Lexmark Intl., Inc.	196,319
3,500	@	NCR Corp.	136,465
8,650	@	Network Appliance, Inc.	259,587
98,200	@	Sun Microsystems, Inc.	414,404
4,800	@	Sungard Data Systems, Inc.	125,328
5,300	@	Unisys Corp.	40,704
			11,362,276
		Cosmetics/Personal Care: 1.4%
1,575		Alberto-Culver Co.	82,325
8,500		Avon Products, Inc.	363,545
13,250		Colgate-Palmolive Co.	701,190
30,750		Gillette Co.	1,545,188
8,600		Kimberly-Clark Corp.	567,428
77,600		Procter & Gamble Co.	4,119,784
			7,379,460
		Distribution/Wholesale: 0.1%
5,450		Genuine Parts Co.	235,876
2,500		W.W. Grainger, Inc.	156,950
			392,826
		Diversified Financial Services: 2.7%
22,800		American Express Co.	1,234,619
3,000		Bear Stearns Cos., Inc.	298,500
4,330		Capital One Financial Corp.	332,024
24,000		Charles Schwab Corp.	252,000
5,700		CIT Group, Inc.	229,995
93,200		Citigroup, Inc.	4,447,503
14,498		Countrywide Financial Corp.	503,806
5,050	@	E*TRADE Financial Corp.	67,014
16,750		Fannie Mae	979,205
1,850		Federated Investors, Inc.	54,649
4,400		Franklin Resources, Inc.	308,836
12,750		Freddie Mac	790,500
9,050		Goldman Sachs Group, Inc.	984,640
4,700		Janus Capital Group, Inc.	65,941
6,400		Lehman Brothers Holdings, Inc.	583,552
24,000		MBNA Corp.	608,880
16,300		Merrill Lynch & Co., Inc.	954,854
19,250		Morgan Stanley	1,087,047
6,590	@	Providian Financial Corp.	113,019
7,750		SLM Corp.	378,200
2,200		T. Rowe Price Group, Inc.	135,058
			14,409,842

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.1%
20,750	@	AES Corp.	$347,355
3,550		Ameren Corp.	182,719
6,550		American Electric Power Co., Inc.	218,770
5,300		CenterPoint Energy, Inc.	63,494
700		Cinergy Corp.	28,315
4,450		Consolidated Edison, Inc.	190,238
3,250		Constellation Energy Group, Inc.	167,278
5,950		Dominion Resources, Inc.	428,578
3,200		DTE Energy Co.	141,504
29,450		Duke Energy Corp.	794,855
5,560		Edison Intl.	180,589
4,050		Entergy Corp.	279,936
12,150		Exelon Corp.	551,123
1,250		FirstEnergy Corp.	51,550
3,250		FPL Group, Inc.	257,888
5,300		NiSource, Inc.	119,992
7,070	@	PG&E Corp.	248,723
1,950		Pinnacle West Capital Corp.	81,413
4,550		PPL Corp.	248,157
4,600		Progress Energy, Inc.	199,364
850		Public Service Enterprise Group, Inc.	46,368
13,000		Southern Co.	417,559
4,100		TECO Energy, Inc.	65,149
7,500		TXU Corp.	571,874
6,050		Xcel Energy, Inc.	107,206
			5,989,997
		Electrical Components and Equipment: 0.1%
7,400		Emerson Electric Co.	490,768
			490,768
		Electronics: 0.2%
7,800	@	Agilent Technologies, Inc.	187,199
4,400		Applera Corp. - Applied Biosystems Group	90,376
2,200	@	Fisher Scientific Intl.	133,430
5,030	@	Jabil Circuit, Inc.	129,321
1,800		Parker Hannifin Corp.	118,440
3,500		PerkinElmer, Inc.	77,630
7,200	@	Sanmina-SCI Corp.	39,960
18,950	@	Solectron Corp.	93,803
1,050		Tektronix, Inc.	30,366
4,400	@	Thermo Electron Corp.	120,824
3,050	@	Waters Corp.	148,993
			1,170,342
		Engineering and Construction: 0.0%
1,600		Fluor Corp.	100,400
			100,400
		Environmental Control: 0.0%
9,000		Waste Management, Inc.	263,160
			263,160
		Food: 0.5%
1,350		Albertson’s, Inc.	30,227
7,250		Campbell Soup Co.	200,825
8,150		ConAgra Foods, Inc.	222,658
6,800		General Mills, Inc.	356,116
5,350		H.J. Heinz Co.	201,374
5,650		Hershey Foods Corp.	355,950

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

6,250		Kellogg Co.	$275,000
5,100	@	Kroger Co.	91,749
2,900		McCormick & Co., Inc.	110,171
8,200	@	Safeway, Inc.	150,880
14,250		Sara Lee Corp.	319,200
3,600		SUPERVALU, Inc.	114,372
5,400		Wm. Wrigley Jr. Co.	359,424
			2,787,946
		Forest Products and Paper: 0.2%
4,700		Georgia-Pacific Corp.	168,307
9,500		International Paper Co.	354,825
2,500		Louisiana-Pacific Corp.	65,675
4,350		MeadWestvaco Corp.	136,416
3,250		Plum Creek Timber Co., Inc.	122,038
1,100		Temple-Inland, Inc.	88,220
4,700		Weyerhaeuser Co.	314,571
			1,250,052
		Gas: 0.1%
3,000		KeySpan Corp.	118,650
4,500		Sempra Energy	180,000
			298,650
		Hand/Machine Tools: 0.0%
1,950		Black & Decker Corp.	161,694
400		Snap-On, Inc.	13,240
1,800		Stanley Works	83,250
			258,184
		Healthcare-Products: 1.6%
1,150		Bausch & Lomb, Inc.	81,409
4,200		Baxter Intl., Inc.	149,772
7,520		Becton Dickinson & Co.	450,222
4,200		Biomet, Inc.	177,324
15,500	@	Boston Scientific Corp.	506,230
2,400		C.R. Bard, Inc.	159,600
5,820		Guidant Corp.	427,130
72,100		Johnson & Johnson	4,729,760
21,200		Medtronic, Inc.	1,104,944
7,200	@	St. Jude Medical, Inc.	281,520
1,450		Stryker Corp.	72,007
4,500	@	Zimmer Holdings, Inc.	386,550
			8,526,468
		Healthcare-Services: 0.8%
4,500		Aetna Inc.	657,090
7,500		HCA, Inc.	354,075
4,200	@	Humana, Inc.	139,734
2,150	@	Laboratory Corp. Of America Holdings	102,964
1,700		Manor Care, Inc.	57,919
1,900		Quest Diagnostics, Inc.	188,860
19,800		UnitedHealth Group, Inc.	1,804,967
9,060	@	WellPoint, Inc.	1,105,864
			4,411,473
		Home Builders: 0.0%
470		Centex Corp.	29,887
			29,887

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
3,800		Leggett & Platt, Inc.	$105,146
1,250		Whirlpool Corp.	79,688
			184,834
		Household Products/Wares: 0.1%
2,100		Avery Dennison Corp.	127,470
3,660		Clorox Co.	219,746
2,750		Fortune Brands, Inc.	222,750
			569,966
		Housewares: 0.0%
5,000		Newell Rubbermaid, Inc.	111,450
			111,450
		Insurance: 1.9%
5,750	@@	ACE Ltd.	255,645
8,800		AFLAC, Inc.	337,304
12,050		Allstate Corp.	646,844
1,800		AMBAC Financial Group, Inc.	140,004
46,900		American Intl. Group, Inc.	3,132,920
6,000		Chubb Corp.	474,660
4,270		CIGNA Corp.	387,716
2,992		Cincinnati Financial Corp.	133,832
5,400		Hartford Financial Services Group, Inc.	388,530
450		Jefferson-Pilot Corp.	22,032
4,000		Lincoln National Corp.	187,400
5,650		Loews Corp.	402,732
2,700		MBIA, Inc.	158,220
17,350		MetLife, Inc.	712,044
1,850		MGIC Investment Corp.	116,069
4,850		Principal Financial Group	189,247
3,550		Progressive Corp.	309,205
12,300		Prudential Financial, Inc.	701,100
4,100		Safeco Corp.	195,529
11,550		St. Paul Travelers Cos., Inc.	442,596
2,100		Torchmark Corp.	109,431
5,000		UnumProvident Corp.	84,600
3,400	@@	XL Capital Ltd.	255,000
			9,782,660
		Internet: 0.4%
23,800	@	eBay, Inc.	1,019,592
21,800	@	Symantec Corp.	479,818
25,150	@	Yahoo!, Inc.	811,591
			2,311,001
		Iron/Steel: 0.1%
3,100		Nucor Corp.	193,254
3,800		United States Steel Corp.	236,968
			430,222
		Leisure Time: 0.2%
1,450		Brunswick Corp.	67,628
11,900		Carnival Corp.	647,122
5,300		Harley-Davidson, Inc.	327,964
3,400		Sabre Holdings Corp.	71,672
			1,114,386
		Lodging: 0.2%
1,430		Harrah’s Entertainment, Inc.	93,794
9,100		Hilton Hotels Corp.	191,646
5,400		Marriott Intl., Inc.	346,140
3,500		Starwood Hotels & Resorts Worldwide, Inc.	200,340
			831,920

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Construction and Mining: 0.0%
1,200		Caterpillar, Inc.	$114,060
			114,060
		Machinery-Diversified: 0.1%
1,200		Cummins, Inc.	88,092
3,950		Deere & Co.	280,884
3,750		Rockwell Automation, Inc.	233,063
			602,039
		Media: 0.9%
7,950	@	Comcast Corp.	258,773
900		Gannett Co., Inc.	70,875
4,700		McGraw-Hill Cos., Inc.	431,695
1,050		Meredith Corp.	48,185
2,200		New York Times Co.	80,652
9,700		News Corp.	161,408
80,500	@	Time Warner, Inc.	1,387,014
2,250		Tribune Co.	91,643
30,450		Viacom, Inc.	1,062,705
35,600		Walt Disney Co.	994,664
			4,587,614
		Mining: 0.1%
2,450		Phelps Dodge Corp.	260,803
			260,803
		Miscellaneous Manufacturing: 2.2%
13,550		3M Co.	1,137,386
1,700		Cooper Industries Ltd.	117,929
4,950		Danaher Corp.	268,142
3,450		Dover Corp.	133,412
5,970		Eastman Kodak Co.	202,920
2,200		Eaton Corp.	153,450
192,000		General Electric Co.	6,758,399
15,850		Honeywell Intl., Inc.	601,824
5,550		Illinois Tool Works, Inc.	498,113
3,050	@@	Ingersoll-Rand Co.	256,963
1,350		ITT Industries, Inc.	118,733
1,800		Pall Corp.	48,726
3,130		Textron, Inc.	242,106
35,450	@@	Tyco Intl., Ltd.	1,186,865
			11,724,968
		Office/Business Equipment: 0.1%
4,400		Pitney Bowes, Inc.	201,784
17,000	@	Xerox Corp.	265,200
			466,984
		Oil and Gas: 3.7%
2,610		Amerada Hess Corp.	262,044
6,400		Anadarko Petroleum Corp.	491,904
4,600		Apache Corp.	289,248
9,650		Burlington Resources, Inc.	478,930
53,400		ChevronTexaco Corp.	3,315,071
17,200		ConocoPhillips	1,907,307
9,450		Devon Energy Corp.	442,166
1,700		EOG Resources, Inc.	154,904
160,750		Exxon Mobil Corp.	10,177,082
2,150		Kerr-McGee Corp.	166,969

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

5,000		Marathon Oil Corp.	$236,700
1,850		Noble Corp.	105,580
6,290		Occidental Petroleum Corp.	441,998
1,800		Sunoco, Inc.	178,380
4,950	@	Transocean, Inc.	239,976
4,300		Unocal Corp.	232,630
6,200		Valero Energy Corp.	441,688
			19,562,577
		Oil and Gas Services: 0.1%
4,600		Baker Hughes, Inc.	217,488
2,750		BJ Services Co.	137,390
7,200		Halliburton Co.	316,584
			671,462
		Packaging and Containers: 0.1%
2,600		Ball Corp.	115,440
1,400		Bemis Co.	41,776
2,550	@	Pactiv Corp.	57,656
1,400	@	Sealed Air Corp.	73,178
			288,050
		Pharmaceuticals: 1.8%
5,600		Abbott Laboratories	257,544
2,250		Allergan, Inc.	169,155
2,050		AmerisourceBergen Corp.	122,795
36,500		Bristol-Myers Squibb Co.	913,595
12,800		Cardinal Health, Inc.	749,440
13,600	@	Caremark Rx, Inc.	520,608
4,050		Eli Lilly & Co.	226,800
1,400	@	Express Scripts, Inc.	105,406
6,850	@	Forest Laboratories, Inc.	292,495
6,800	@	Gilead Sciences, Inc.	234,940
3,200	@	Hospira, Inc.	94,720
5,700	@	King Pharmaceuticals, Inc.	54,435
4,948	@	Medco Health Solutions, Inc.	219,790
40,350		Merck & Co., Inc.	1,279,095
135,720		Pfizer, Inc.	3,568,079
23,250		Wyeth	949,065
			9,757,962
		Pipelines: 0.1%
9,500		El Paso Corp.	117,135
750		Kinder Morgan, Inc.	60,128
9,000		Williams Cos., Inc.	169,470
			346,733
		Real Estate Investment Trusts: 0.2%
1,550		Apartment Investment & Management Co.	59,303
3,650		Archstone-Smith Trust	123,480
6,800		Equity Office Properties Trust	205,156
4,850		Equity Residential	159,129
2,750		ProLogis	109,340
3,700		Simon Property Group, Inc.	229,251
			885,659
		Retail: 2.9%
5,050	@	Autonation, Inc.	98,627
5,550	@	Bed Bath & Beyond, Inc.	208,236
7,800		Best Buy Co., Inc.	421,356
2,850		Circuit City Stores, Inc.	44,546
11,300		Costco Wholesale Corp.	526,467
6,350		CVS Corp.	316,421

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

3,950		Darden Restaurants, Inc.	$105,860
3,200		Family Dollar Stores, Inc.	105,344
2,650		Federated Department Stores, Inc.	149,593
22,220		Gap, Inc.	473,953
54,140		Home Depot, Inc.	2,166,682
8,850		J.C. Penney Co., Inc. Holding Co.	393,737
6,950		Limited Brands, Inc.	165,271
14,590		Lowe’s Cos., Inc.	857,599
4,250		May Department Stores Co.	146,668
30,800		McDonald’s Corp.	1,018,863
2,350		Nordstrom, Inc.	126,336
5,500	@	Office Depot, Inc.	105,875
1,190		RadioShack Corp.	35,176
1,500		Sears Roebuck and Co.	74,895
15,170		Staples, Inc.	478,158
10,000	@	Starbucks Corp.	518,100
15,500		Target Corp.	787,710
7,800		TJX Cos., Inc.	190,476
6,650	@	Toys R US, Inc.	152,086
77,100		Wal-Mart Stores, Inc.	3,979,130
31,400		Walgreen Co.	1,344,861
3,450		Wendy’s Intl., Inc.	130,583
5,550		Yum! Brands, Inc.	270,729
			15,393,338
		Savings and Loans: 0.2%
5,400		Golden West Financial Corp.	334,206
15,700		Washington Mutual, Inc.	658,772
			992,978
		Semiconductors: 0.9%
5,600	@	Altera Corp.	116,144
6,900		Analog Devices, Inc.	253,368
27,500	@	Applied Materials, Inc.	481,250
2,400	@	Broadcom Corp.	77,400
6,520	@	Freescale Semiconductor, Inc.	125,054
114,550		Intel Corp.	2,746,908
3,450	@	KLA-Tencor Corp.	170,465
5,300		Linear Technology Corp.	207,018
2,050		Maxim Integrated Products, Inc.	88,191
6,850		National Semiconductor Corp.	136,658
1,800	@	Qlogic Corp.	72,522
6,200		Texas Instruments, Inc.	164,114
			4,639,092
		Software: 1.9%
3,550		Adobe Systems, Inc.	219,213
4,300		Autodesk, Inc.	127,796
9,650		Automatic Data Processing, Inc.	414,564
5,280	@	BMC Software, Inc.	78,936
2,650	@	Citrix Systems, Inc.	59,625
8,850		Computer Associates Intl., Inc.	239,747
10,700	@	Compuware Corp.	72,332
5,500	@	Electronic Arts, Inc.	354,695
16,128		First Data Corp.	661,570
2,750	@	Fiserv, Inc.	104,335
6,550		IMS Health, Inc.	159,493
3,450	@	Intuit, Inc.	147,660
1,650	@	Mercury Interactive Corp.	75,702
195,450		Microsoft Corp.	4,921,430
7,200	@	Novell, Inc.	37,728
154,750	@	Oracle Corp.	1,997,822
8,350	@	Siebel Systems, Inc.	71,226
6,500	@	Veritas Software Corp.	157,430
			9,901,304

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.0%
6,600		Alltel Corp.	$377,520
5,540		AT&T Corp.	107,642
8,050	@	Avaya, Inc.	112,700
34,350		BellSouth Corp.	886,230
3,250		CenturyTel, Inc.	109,330
119,050	@	Cisco Systems, Inc.	2,073,850
4,800	@	Comverse Technology, Inc.	111,408
9,450	@	Corning, Inc.	108,392
72,550	@	Lucent Technologies, Inc.	222,729
41,250		Motorola, Inc.	645,975
20,300	@	Nextel Communications, Inc.	597,429
29,850		QUALCOMM, Inc.	1,077,884
58,900		SBC Communications, Inc.	1,416,545
3,850		Scientific-Atlanta, Inc.	118,965
25,900		Sprint Corp.	613,312
8,450	@	Tellabs, Inc.	59,911
50,200		Verizon Communications, Inc.	1,805,693
			10,445,515
		Textiles: 0.0%
3,700		Cintas Corp.	161,986
			161,986
		Toys/Games/Hobbies: 0.0%
4,900		Hasbro, Inc.	103,488
7,350		Mattel, Inc.	153,762
			257,250
		Transportation: 0.4%
6,750		Burlington Northern Santa Fe Corp.	339,322
3,950		CSX Corp.	163,175
7,350		FedEx Corp.	718,682
9,050		Norfolk Southern Corp.	324,805
1,200		Ryder System, Inc.	50,952
4,450		Union Pacific Corp.	282,353
4,050		United Parcel Service, Inc.	313,835
			2,193,124
		Total Common Stock (Cost $157,235,202)	204,906,371

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.4%
	Federal Home Loan Bank: 59.4%
$350,000,000	4.110%, due 10/05/07	$315,211,050
	Total U.S. Government Agency Obligations (Cost $322,429,043)	315,211,050
U.S. TREASURY OBLIGATIONS: 2.2%
	U.S. Treasury STRIP: 2.2%
12,596,000	3.710%, due 08/15/07	11,517,140
	Total U.S. Treasury Obligations (Cost $11,607,060)	11,517,140
	Total Long-Term Investments (Cost $491,271,305)	531,634,561

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
1,275,000		Goldman Sachs Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $1,275,092 to be received upon repurchase (Collateralized by $1,315,000 Federal Home Loan Bank, 2.375%, Market Value plus accrued interest $1,303,806, due 02/15/2006)		1,275,000
		Total Short-Term Investments (Cost $1,275,000)		1,275,000
		Total Investments In Securities
		(Cost $492,546,305)*	100.4%	$532,909,561
		Other Assets and Liabilities—Net	(0.4)	(1,878,655)

		Net Assets	100.0%	$531,030,906
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $496,447,892.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$45,036,663
		Gross Unrealized Depreciation		(8,574,994)
		Net Unrealized Appreciation		$36,461,669

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 33.9%
		Advertising: 0.1%
5,250	@	Interpublic Group of Cos., Inc.	$68,985
2,650		Omnicom Group, Inc.	241,336
			310,321
		Aerospace/Defense: 0.7%
14,400		Boeing Co.	791,568
2,600		General Dynamics Corp.	273,910
300		Goodrich Corp.	11,109
1,350		L-3 Communications Holdings, Inc.	97,335
7,400		Lockheed Martin Corp.	438,228
4,400		Northrop Grumman Corp.	232,760
5,600		Raytheon Co.	214,144
2,800		Rockwell Collins, Inc.	128,940
6,300		United Technologies Corp.	629,244
			2,817,238
		Agriculture: 0.6%
25,750		Altria Group, Inc.	1,690,487
10,900		Archer-Daniels-Midland Co.	262,690
3,650		Monsanto Co.	214,547
1,550		Reynolds American, Inc.	127,023
3,200		UST, Inc.	174,880
			2,469,627
		Airlines: 0.0%
3,800		Southwest Airlines Co.	52,630
			52,630
		Apparel: 0.2%
4,050	@	Coach, Inc.	224,897
1,260		Jones Apparel Group, Inc.	40,030
1,750		Liz Claiborne, Inc.	74,025
4,300		Nike, Inc.	373,885
500		Reebok Intl., Ltd.	22,080
2,550		VF Corp.	152,388
			887,305
		Auto Manufacturers: 0.2%
36,980		Ford Motor Co.	467,797
1,400		General Motors Corp.	49,938
3,675		PACCAR, Inc.	276,581
			794,316
		Auto Parts and Equipment: 0.1%
2,000	@	Goodyear Tire & Rubber Co.	28,920
3,300		Johnson Controls, Inc.	195,030
			223,950
		Banks: 2.3%
5,100		AmSouth Bancorporation	127,398
69,454		Bank of America Corp.	3,240,028
7,550		BB&T Corp.	295,583
2,500		Comerica, Inc.	142,700

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,600		Compass Bancshares, Inc.	$72,656
1,450		First Horizon National Corp.	61,698
2,900		Huntington Bancshares, Inc.	65,308
6,200		KeyCorp	204,600
1,250		M & T Bank Corp.	123,763
3,000		Marshall & Ilsley Corp.	121,470
5,200		Mellon Financial Corp.	149,136
11,800		National City Corp.	422,086
5,425		North Fork Bancorporation, Inc.	156,294
3,100		Northern Trust Corp.	130,975
3,550		PNC Financial Services Group, Inc.	186,872
5,756		Regions Financial Corp.	185,689
3,900		State Street Corp.	171,015
4,750		SunTrust Banks, Inc.	344,090
1,603		Synovus Financial Corp.	43,537
9,200		The Bank of New York Co., Inc.	278,300
23,500		U.S. Bancorp	699,125
27,299		Wachovia Corp.	1,447,119
21,200		Wells Fargo & Co.	1,258,856
1,050		Zions Bancorporation	69,405
			9,997,703
		Beverages: 0.8%
10,050		Anheuser-Busch Cos., Inc.	476,873
1,900		Brown-Forman Corp.	96,710
30,300		Coca-Cola Co.	1,296,839
5,800		Coca-Cola Enterprises, Inc.	123,830
550		Molson Coors Brewing Co.	38,242
2,650		Pepsi Bottling Group, Inc.	72,133
21,250		PepsiCo, Inc.	1,144,525
			3,249,152
		Biotechnology: 0.3%
15,900	@	Amgen, Inc.	979,599
4,350	@	Biogen Idec, Inc.	168,128
1,400	@	Genzyme Corp.	78,526
450	@	Millipore Corp.	20,367
			1,246,620
		Building Materials: 0.1%
3,200		American Standard Cos., Inc.	146,560
5,500		Masco Corp.	185,460
1,300		Vulcan Materials Co.	75,218
			407,238
		Chemicals: 0.6%
3,100		Air Products & Chemicals, Inc.	194,122
1,100		Ashland, Inc.	71,819
12,800		Dow Chemical Co.	705,919
13,450		E.I. du Pont de Nemours & Co.	716,884
1,100		Eastman Chemical Co.	63,514
1,150		Ecolab, Inc.	36,467
1,750		Engelhard Corp.	52,938
1,000	@	Hercules, Inc.	14,340
1,000		International Flavors & Fragrances, Inc.	41,290
3,650		PPG Industries, Inc.	262,618
4,300		Praxair, Inc.	192,769
3,150		Rohm & Haas Co.	151,736
3,250		Sherwin-Williams Co.	143,975
700		Sigma-Aldrich Corp.	43,127
			2,691,518

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3%
3,000	@	Apollo Group, Inc.	$220,919
13,450		Cendant Corp.	297,513
2,150		Equifax, Inc.	65,339
3,000		H&R Block, Inc.	159,900
5,250		McKesson Corp.	196,035
2,150		Moody’s Corp.	180,407
4,950		Paychex, Inc.	158,054
2,950		R.R. Donnelley & Sons Co.	97,970
2,350		Robert Half Intl., Inc.	68,550
			1,444,687
		Computers: 1.8%
300	@	Affiliated Computer Services, Inc.	15,510
17,000	@	Apple Computer, Inc.	762,620
2,700	@	Computer Sciences Corp.	124,821
53,150	@	Dell, Inc.	2,130,783
5,850		Electronic Data Systems Corp.	124,605
40,200	@	EMC Corp.	508,932
3,650	@	Gateway, Inc.	17,155
37,450		Hewlett-Packard Co.	778,960
28,600		International Business Machines Corp.	2,647,787
2,100	@	Lexmark Intl., Inc.	168,273
2,300	@	NCR Corp.	89,677
6,050	@	Network Appliance, Inc.	181,561
69,950	@	Sun Microsystems, Inc.	295,189
3,700	@	Sungard Data Systems, Inc.	96,607
3,300	@	Unisys Corp.	25,344
			7,967,824
		Cosmetics/Personal Care: 1.2%
1,200		Alberto-Culver Co.	62,724
5,850		Avon Products, Inc.	250,205
9,300		Colgate-Palmolive Co.	492,156
21,200		Gillette Co.	1,065,300
5,850		Kimberly-Clark Corp.	385,983
55,100		Procter & Gamble Co.	2,925,259
			5,181,627
		Distribution/Wholesale: 0.1%
3,750		Genuine Parts Co.	162,300
2,000		W.W. Grainger, Inc.	125,560
			287,860
		Diversified Financial Services: 2.4%
16,000		American Express Co.	866,399
2,300		Bear Stearns Cos., Inc.	228,850
3,000		Capital One Financial Corp.	230,040
16,500		Charles Schwab Corp.	173,250
4,150		CIT Group, Inc.	167,453
66,150		Citigroup, Inc.	3,156,677
10,148		Countrywide Financial Corp.	352,643
5,550	@	E*TRADE Financial Corp.	73,649
12,000		Fannie Mae	701,520
1,350		Federated Investors, Inc.	39,879
3,300		Franklin Resources, Inc.	231,627
8,800		Freddie Mac	545,600
6,050		Goldman Sachs Group, Inc.	658,240
5,050		Janus Capital Group, Inc.	70,852
4,400		Lehman Brothers Holdings, Inc.	401,192
15,150		MBNA Corp.	384,356
11,900		Merrill Lynch & Co., Inc.	697,102
13,900		Morgan Stanley	784,932
6,000	@	Providian Financial Corp.	102,900
5,200		SLM Corp.	253,760
1,300		T. Rowe Price Group, Inc.	79,807
			10,200,728

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.0%
14,650	@	AES Corp.	$245,241
2,500		Ameren Corp.	128,675
5,800		American Electric Power Co., Inc.	193,720
3,700		CenterPoint Energy, Inc.	44,326
500		Cinergy Corp.	20,225
2,550		Consolidated Edison, Inc.	109,013
3,200		Constellation Energy Group, Inc.	164,704
4,150		Dominion Resources, Inc.	298,925
2,250		DTE Energy Co.	99,495
20,700		Duke Energy Corp.	558,692
4,920		Edison Intl.	159,802
3,350		Entergy Corp.	231,552
8,500		Exelon Corp.	385,559
850		FirstEnergy Corp.	35,054
2,750		FPL Group, Inc.	218,213
3,700		NiSource, Inc.	83,768
4,650	@	PG&E Corp.	163,587
1,000		Pinnacle West Capital Corp.	41,750
2,600		PPL Corp.	141,804
3,200		Progress Energy, Inc.	138,688
600		Public Service Enterprise Group, Inc.	32,730
9,500		Southern Co.	305,140
2,950		TECO Energy, Inc.	46,876
5,250		TXU Corp.	400,312
5,500		Xcel Energy, Inc.	97,460
			4,345,311
		Electrical Components and Equipment: 0.1%
5,100		Emerson Electric Co.	338,232
			338,232
		Electronics: 0.2%
5,250	@	Agilent Technologies, Inc.	125,999
1,550		Applera Corp. - Applied Biosystems Group	31,837
1,600	@	Fisher Scientific Intl.	97,040
1,950	@	Jabil Circuit, Inc.	50,135
1,350		Parker Hannifin Corp.	88,830
2,300		PerkinElmer, Inc.	51,014
5,400	@	Sanmina-SCI Corp.	29,970
13,050	@	Solectron Corp.	64,598
750		Tektronix, Inc.	21,690
2,700	@	Thermo Electron Corp.	74,142
2,000	@	Waters Corp.	97,700
			732,955
		Engineering and Construction: 0.0%
1,150		Fluor Corp.	72,163
			72,163
		Environmental Control: 0.1%
8,300		Waste Management, Inc.	242,692
			242,692
		Food: 0.4%
950		Albertson’s, Inc.	21,271
5,000		Campbell Soup Co.	138,500
6,550		ConAgra Foods, Inc.	178,946
4,750		General Mills, Inc.	248,758
4,350		H.J. Heinz Co.	163,734

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

3,400		Hershey Foods Corp.	$214,200
4,600		Kellogg Co.	202,400
3,400	@	Kroger Co.	61,166
1,300		McCormick & Co., Inc.	49,387
5,650	@	Safeway, Inc.	103,960
8,900		Sara Lee Corp.	199,360
2,450		SUPERVALU, Inc.	77,837
3,750		Wm. Wrigley Jr. Co.	249,599
			1,909,118
		Forest Products and Paper: 0.2%
4,500		Georgia-Pacific Corp.	161,145
7,100		International Paper Co.	265,184
1,650		Louisiana-Pacific Corp.	43,346
3,000		MeadWestvaco Corp.	94,080
2,100		Plum Creek Timber Co., Inc.	78,855
750		Temple-Inland, Inc.	60,150
3,250		Weyerhaeuser Co.	217,523
			920,283
		Gas: 0.1%
1,750		KeySpan Corp.	69,213
400		Nicor, Inc.	14,916
3,650		Sempra Energy	146,000
			230,129
		Hand/Machine Tools: 0.1%
1,780		Black & Decker Corp.	147,598
300		Snap-On, Inc.	9,930
1,400		Stanley Works	64,750
			222,278
		Healthcare-Products: 1.4%
750		Bausch & Lomb, Inc.	53,093
1,550		Baxter Intl., Inc.	55,273
5,650		Becton Dickinson & Co.	338,266
3,800		Biomet, Inc.	160,436
11,220	@	Boston Scientific Corp.	366,445
1,200		C.R. Bard, Inc.	79,800
4,100		Guidant Corp.	300,899
51,050		Johnson & Johnson	3,348,879
15,350		Medtronic, Inc.	800,042
4,250	@	St. Jude Medical, Inc.	166,175
1,000		Stryker Corp.	49,660
3,400	@	Zimmer Holdings, Inc.	292,060
			6,011,028
		Healthcare-Services: 0.7%
3,150		Aetna Inc.	459,963
5,300		HCA, Inc.	250,213
3,050	@	Humana, Inc.	101,474
1,500	@	Laboratory Corp. Of America Holdings	71,835
1,200		Manor Care, Inc.	40,884
1,450		Quest Diagnostics, Inc.	144,130
14,100		UnitedHealth Group, Inc.	1,285,356
6,340	@	WellPoint, Inc.	773,860
			3,127,715
		Home Builders: 0.0%
310		Centex Corp.	19,713
			19,713

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
1,800		Leggett & Platt, Inc.	$49,806
1,100		Whirlpool Corp.	70,125
			119,931
		Household Products/Wares: 0.1%
1,550		Avery Dennison Corp.	94,085
2,900		Clorox Co.	174,116
2,000		Fortune Brands, Inc.	162,000
			430,201
		Housewares: 0.0%
3,250		Newell Rubbermaid, Inc.	72,443
			72,443
		Insurance: 1.6%
3,800	@@	ACE Ltd.	168,948
6,650		AFLAC, Inc.	254,895
8,250		Allstate Corp.	442,860
1,350		AMBAC Financial Group, Inc.	105,003
32,750		American Intl. Group, Inc.	2,187,699
4,250		Chubb Corp.	336,218
2,970		CIGNA Corp.	269,676
1,890		Cincinnati Financial Corp.	84,540
3,800		Hartford Financial Services Group, Inc.	273,410
1,350		Jefferson-Pilot Corp.	66,096
3,200		Lincoln National Corp.	149,920
3,900		Loews Corp.	277,992
2,050		MBIA, Inc.	120,130
12,750		MetLife, Inc.	523,259
1,000		MGIC Investment Corp.	62,740
4,200		Principal Financial Group	163,884
2,750		Progressive Corp.	239,525
8,450		Prudential Financial, Inc.	481,650
2,850		Safeco Corp.	135,917
7,950		St. Paul Travelers Cos., Inc.	304,644
1,550		Torchmark Corp.	80,771
3,200		UnumProvident Corp.	54,144
1,950	@@	XL Capital Ltd.	146,250
			6,930,171
		Internet: 0.4%
16,800	@	eBay, Inc.	719,711
15,450	@	Symantec Corp.	340,055
16,750	@	Yahoo!, Inc.	540,523
			1,600,289
		Iron/Steel: 0.1%
1,400		Allegheny Technologies, Inc.	34,454
1,800		Nucor Corp.	112,212
2,700		United States Steel Corp.	168,372
			315,038
		Leisure Time: 0.2%
1,050		Brunswick Corp.	48,972
7,550		Carnival Corp.	410,569
4,150		Harley-Davidson, Inc.	256,802
2,400		Sabre Holdings Corp.	50,592
			766,935

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
1,250		Harrah’s Entertainment, Inc.	$81,988
4,500		Hilton Hotels Corp.	94,770
3,700		Marriott Intl., Inc.	237,170
2,950		Starwood Hotels & Resorts Worldwide, Inc.	168,858
			582,786
		Machinery-Construction and Mining: 0.0%
850		Caterpillar, Inc.	80,793
			80,793
		Machinery-Diversified: 0.1%
750		Cummins, Inc.	55,058
3,250		Deere & Co.	231,107
3,400		Rockwell Automation, Inc.	211,310
			497,475
		Media: 0.7%
5,600	@	Comcast Corp.	182,280
650		Gannett Co., Inc.	51,188
3,300		McGraw-Hill Cos., Inc.	303,105
750		Meredith Corp.	34,418
1,550		New York Times Co.	56,823
6,800		News Corp.	113,152
57,400	@	Time Warner, Inc.	989,001
1,400		Tribune Co.	57,022
21,850		Viacom, Inc.	762,565
25,400		Walt Disney Co.	709,676
			3,259,230
		Mining: 0.0%
1,300		Phelps Dodge Corp.	138,385
			138,385
		Miscellaneous Manufacturing: 1.9%
9,650		3M Co.	810,020
1,150		Cooper Industries Ltd.	79,776
4,100		Danaher Corp.	222,097
2,050		Dover Corp.	79,274
4,360		Eastman Kodak Co.	148,196
2,100		Eaton Corp.	146,475
134,800		General Electric Co.	4,744,959
11,400		Honeywell Intl., Inc.	432,858
4,050		Illinois Tool Works, Inc.	363,488
2,350	@@	Ingersoll-Rand Co.	197,988
1,000		ITT Industries, Inc.	87,950
1,200		Pall Corp.	32,484
2,250		Textron, Inc.	174,038
24,950	@@	Tyco Intl., Ltd.	835,325
			8,354,928
		Office/Business Equipment: 0.1%
2,550		Pitney Bowes, Inc.	116,943
15,400	@	Xerox Corp.	240,240
			357,183
		Oil and Gas: 3.2%
1,250		Amerada Hess Corp.	125,500
4,350		Anadarko Petroleum Corp.	334,341
3,770		Apache Corp.	237,058
7,050		Burlington Resources, Inc.	349,892
37,500		ChevronTexaco Corp.	2,327,999
12,150		ConocoPhillips	1,347,313
6,650		Devon Energy Corp.	311,154

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,550		EOG Resources, Inc.	$141,236
114,100		Exxon Mobil Corp.	7,223,670
2,050		Kerr-McGee Corp.	159,203
3,870		Marathon Oil Corp.	183,206
300		Noble Corp.	17,121
4,400		Occidental Petroleum Corp.	309,188
1,700		Sunoco, Inc.	168,470
4,000	@	Transocean, Inc.	193,920
3,400		Unocal Corp.	183,940
4,500		Valero Energy Corp.	320,580
			13,933,791
		Oil and Gas Services: 0.1%
4,200		Baker Hughes, Inc.	198,576
1,800		BJ Services Co.	89,928
5,550		Halliburton Co.	244,034
			532,538
		Packaging and Containers: 0.1%
2,300		Ball Corp.	102,120
1,000		Bemis Co.	29,840
2,340	@	Pactiv Corp.	52,907
1,000	@	Sealed Air Corp.	52,270
			237,137
		Pharmaceuticals: 1.6%
3,900		Abbott Laboratories	179,361
1,650		Allergan, Inc.	124,047
2,000		AmerisourceBergen Corp.	119,800
24,300		Bristol-Myers Squibb Co.	608,229
9,600		Cardinal Health, Inc.	562,080
9,800	@	Caremark Rx, Inc.	375,144
2,850		Eli Lilly & Co.	159,600
900	@	Express Scripts, Inc.	67,761
4,800	@	Forest Laboratories, Inc.	204,960
5,450	@	Gilead Sciences, Inc.	188,298
2,400	@	Hospira, Inc.	71,040
4,480	@	King Pharmaceuticals, Inc.	42,784
3,810	@	Medco Health Solutions, Inc.	169,240
27,550		Merck & Co., Inc.	873,335
96,340		Pfizer, Inc.	2,532,778
16,650		Wyeth	679,653
			6,958,110
		Pipelines: 0.1%
8,500		El Paso Corp.	104,805
550		Kinder Morgan, Inc.	44,094
7,900		Williams Cos., Inc.	148,757
			297,656
		Real Estate Investment Trusts: 0.2%
1,150		Apartment Investment & Management Co.	43,999
2,850		Archstone-Smith Trust	96,416
4,650		Equity Office Properties Trust	140,291
3,400		Equity Residential	111,554
2,750		ProLogis	109,340
3,350		Simon Property Group, Inc.	207,565
			709,165
		Retail: 2.5%
3,550	@	Autonation, Inc.	69,332
3,800	@	Bed Bath & Beyond, Inc.	142,576
5,450		Best Buy Co., Inc.	294,409

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

3,350		Circuit City Stores, Inc.	$52,361
7,750		Costco Wholesale Corp.	361,073
5,000		CVS Corp.	249,150
2,800		Darden Restaurants, Inc.	75,040
2,500		Family Dollar Stores, Inc.	82,300
3,000		Federated Department Stores, Inc.	169,350
15,590		Gap, Inc.	332,535
37,050		Home Depot, Inc.	1,482,740
6,450		J.C. Penney Co., Inc. Holding Co.	286,961
6,050		Limited Brands, Inc.	143,869
9,430		Lowe’s Cos., Inc.	554,295
3,750		May Department Stores Co.	129,413
21,600		McDonald’s Corp.	714,527
2,750		Nordstrom, Inc.	147,840
5,100	@	Office Depot, Inc.	98,175
1,550		RadioShack Corp.	45,818
1,150		Sears Roebuck and Co.	57,420
10,440		Staples, Inc.	329,069
7,000	@	Starbucks Corp.	362,670
11,150		Target Corp.	566,642
6,250		TJX Cos., Inc.	152,625
4,600	@	Toys R US, Inc.	105,202
54,150		Wal-Mart Stores, Inc.	2,794,681
22,050		Walgreen Co.	944,401
2,020		Wendy’s Intl., Inc.	76,457
3,650		Yum! Brands, Inc.	178,047
			10,998,978
		Savings and Loans: 0.2%
4,250		Golden West Financial Corp.	263,033
10,300		Washington Mutual, Inc.	432,188
			695,221
		Semiconductors: 0.8%
6,200	@	Altera Corp.	128,588
4,700		Analog Devices, Inc.	172,584
22,450	@	Applied Materials, Inc.	392,875
1,850	@	Broadcom Corp.	59,663
4,335	@	Freescale Semiconductor, Inc.	83,145
81,000		Intel Corp.	1,942,379
2,700	@	KLA-Tencor Corp.	133,407
3,900		Linear Technology Corp.	152,334
1,450		Maxim Integrated Products, Inc.	62,379
4,250		National Semiconductor Corp.	84,788
1,300	@	Qlogic Corp.	52,377
4,350		Texas Instruments, Inc.	115,145
			3,379,664
		Software: 1.6%
3,450		Adobe Systems, Inc.	213,038
3,300		Autodesk, Inc.	98,076
7,700		Automatic Data Processing, Inc.	330,792
4,000	@	BMC Software, Inc.	59,800
1,550	@	Citrix Systems, Inc.	34,875
7,050		Computer Associates Intl., Inc.	190,985
6,550	@	Compuware Corp.	44,278
3,850	@	Electronic Arts, Inc.	248,287
10,090		First Data Corp.	413,891
1,950	@	Fiserv, Inc.	73,983
2,300		IMS Health, Inc.	56,005
2,450	@	Intuit, Inc.	104,860
1,150	@	Mercury Interactive Corp.	52,762
138,700		Microsoft Corp.	3,492,465
4,200	@	Novell, Inc.	22,008
108,800	@	Oracle Corp.	1,404,607
6,400	@	Siebel Systems, Inc.	54,592
5,250	@	Veritas Software Corp.	127,155
			7,022,459

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.7%
5,150		Alltel Corp.	$294,580
3,500		AT&T Corp.	68,005
5,100	@	Avaya, Inc.	71,400
23,550		BellSouth Corp.	607,590
2,100		CenturyTel, Inc.	70,644
82,550	@	Cisco Systems, Inc.	1,438,020
3,000	@	Comverse Technology, Inc.	69,630
6,500	@	Corning, Inc.	74,555
56,600	@	Lucent Technologies, Inc.	173,762
31,100		Motorola, Inc.	487,026
14,600	@	Nextel Communications, Inc.	429,678
21,100		QUALCOMM, Inc.	761,921
41,800		SBC Communications, Inc.	1,005,290
2,650		Scientific-Atlanta, Inc.	81,885
19,050		Sprint Corp.	451,104
4,900	@	Tellabs, Inc.	34,741
34,850		Verizon Communications, Inc.	1,253,555
			7,373,386
		Textiles: 0.0%
1,800		Cintas Corp.	78,804
			78,804
		Toys/Games/Hobbies: 0.0%
3,450		Hasbro, Inc.	72,864
4,950		Mattel, Inc.	103,554
			176,418
		Transportation: 0.4%
4,650		Burlington Northern Santa Fe Corp.	233,755
3,350		CSX Corp.	138,389
5,150		FedEx Corp.	503,566
5,250		Norfolk Southern Corp.	188,423
500		Ryder System, Inc.	21,230
3,450		Union Pacific Corp.	218,903
2,800		United Parcel Service, Inc.	216,972
			1,521,238
		Total Common Stock (Cost $137,964,431)	145,822,314

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 64.1%
		Federal National Mortgage Association: 64.1%
$310,000,000		4.050%, due 01/22/08	$276,280,990
		Total U.S. Government Agency Obligations (Cost $281,956,651)	276,280,990

U.S. TREASURY OBLIGATIONS: 1.4%
		U.S. Treasury STRIP: 1.4%
6,758,000		3.750%, due 11/15/07	6,116,591
		Total U.S. Treasury Obligations (Cost $6,179,835)	6,116,591
		Total Long-Term Investments (Cost $426,100,917)	428,219,895

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount	Value

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
$3,877,000		Goldman Sachs Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $3,877,280 to be received upon repurchase (Collateralized by $3,985,000 Various U.S. Government Agency Obligations, 2.375%-3.000%, Market Value plus accrued interest $3,955,221, due 02/15/06-03/28/07)		$3,877,000
		Total Short-Term Investments (Cost $3,877,000)		3,877,000

		Total Investments In Securities (Cost $429,977,917)*	100.3%	$432,096,895
		Other Assets and Liabilities—Net	(0.3)	(1,230,330)

		Net Assets	100.0%	$430,866,565
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $433,763,928.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,656,371
		Gross Unrealized Depreciation		(9,323,404)
		Net Unrealized Depreciation		$(1,667,033)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 32.3%
		Advertising: 0.1%
5,150	@	Interpublic Group of Cos., Inc.	$67,671
1,850		Omnicom Group, Inc.	168,480
			236,151
		Aerospace/Defense: 0.7%
13,050		Boeing Co.	717,358
2,350		General Dynamics Corp.	247,573
900		Goodrich Corp.	33,327
1,200		L-3 Communications Holdings, Inc.	86,520
6,750		Lockheed Martin Corp.	399,735
4,200		Northrop Grumman Corp.	222,180
5,300		Raytheon Co.	202,672
1,650		Rockwell Collins, Inc.	75,983
6,100		United Technologies Corp.	609,268
			2,594,616
		Agriculture: 0.6%
23,600		Altria Group, Inc.	1,549,340
9,900		Archer-Daniels-Midland Co.	238,590
3,100		Monsanto Co.	182,218
1,650		Reynolds American, Inc.	135,218
3,400		UST, Inc.	185,810
			2,291,176
		Airlines: 0.0%
3,500		Southwest Airlines Co.	48,475
			48,475
		Apparel: 0.2%
3,800	@	Coach, Inc.	211,014
1,050		Jones Apparel Group, Inc.	33,359
1,600		Liz Claiborne, Inc.	67,680
4,000		Nike, Inc.	347,800
500		Reebok Intl., Ltd.	22,080
2,200		VF Corp.	131,472
			813,405
		Auto Manufacturers: 0.2%
37,000		Ford Motor Co.	468,050
1,300		General Motors Corp.	46,371
3,425		PACCAR, Inc.	257,766
			772,187
		Auto Parts and Equipment: 0.0%
1,650	@	Goodyear Tire & Rubber Co.	23,859
2,300		Johnson Controls, Inc.	135,930
			159,789
		Banks: 2.2%
2,950		AmSouth Bancorporation	73,691
62,304		Bank of America Corp.	2,906,481
6,100		BB&T Corp.	238,815
2,600		Comerica, Inc.	148,408

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,350		Compass Bancshares, Inc.	$61,304
1,200		First Horizon National Corp.	51,060
2,600		Huntington Bancshares, Inc.	58,552
6,050		KeyCorp	199,650
1,200		M & T Bank Corp.	118,812
2,300		Marshall & Ilsley Corp.	93,127
4,750		Mellon Financial Corp.	136,230
10,750		National City Corp.	384,528
5,475		North Fork Bancorporation, Inc.	157,735
2,600		Northern Trust Corp.	109,850
3,200		PNC Financial Services Group, Inc.	168,448
5,647		Regions Financial Corp.	182,172
3,700		State Street Corp.	162,245
3,900		SunTrust Banks, Inc.	282,516
1,465		Synovus Financial Corp.	39,789
9,000		The Bank of New York Co., Inc.	272,250
20,950		U.S. Bancorp	623,263
24,431		Wachovia Corp.	1,295,086
19,150		Wells Fargo & Co.	1,137,127
850		Zions Bancorporation	56,185
			8,957,324
		Beverages: 0.7%
9,150		Anheuser-Busch Cos., Inc.	434,168
1,000		Brown-Forman Corp.	50,900
27,800		Coca-Cola Co.	1,189,840
4,500		Coca-Cola Enterprises, Inc.	96,075
900		Molson Coors Brewing Co.	62,577
2,750		Pepsi Bottling Group, Inc.	74,855
18,900		PepsiCo, Inc.	1,017,954
			2,926,369
		Biotechnology: 0.3%
14,450	@	Amgen, Inc.	890,264
3,750	@	Biogen Idec, Inc.	144,938
1,150	@	Genzyme Corp.	64,504
400	@	Millipore Corp.	18,104
			1,117,810
		Building Materials: 0.1%
2,000		American Standard Cos., Inc.	91,600
5,150		Masco Corp.	173,658
1,100		Vulcan Materials Co.	63,646
			328,904
		Chemicals: 0.6%
2,550		Air Products & Chemicals, Inc.	159,681
800		Ashland, Inc.	52,232
11,050		Dow Chemical Co.	609,407
12,600		E.I. du Pont de Nemours & Co.	671,579
1,050		Eastman Chemical Co.	60,627
950		Ecolab, Inc.	30,125
1,750		Engelhard Corp.	52,938
1,000		International Flavors & Fragrances, Inc.	41,290
3,750		PPG Industries, Inc.	269,813
4,000		Praxair, Inc.	179,320
2,200		Rohm & Haas Co.	105,974
2,550		Sherwin-Williams Co.	112,965
700		Sigma-Aldrich Corp.	43,127
			2,389,078

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3%
2,250	@	Apollo Group, Inc.	$165,690
11,500		Cendant Corp.	254,379
1,900		Equifax, Inc.	57,741
3,300		H&R Block, Inc.	175,890
4,800		McKesson Corp.	179,232
1,750		Moody’s Corp.	146,843
3,500		Paychex, Inc.	111,755
2,050		R.R. Donnelley & Sons Co.	68,081
2,050		Robert Half Intl., Inc.	59,799
			1,219,410
		Computers: 1.8%
300	@	Affiliated Computer Services, Inc.	15,510
15,600	@	Apple Computer, Inc.	699,816
1,750	@	Computer Sciences Corp.	80,903
48,400	@	Dell, Inc.	1,940,355
5,600		Electronic Data Systems Corp.	119,280
36,650	@	EMC Corp.	463,989
3,700	@	Gateway, Inc.	17,390
33,500		Hewlett-Packard Co.	696,800
25,600		International Business Machines Corp.	2,370,047
1,150	@	Lexmark Intl., Inc.	92,150
2,200	@	NCR Corp.	85,778
5,500	@	Network Appliance, Inc.	165,055
61,200	@	Sun Microsystems, Inc.	258,264
2,400	@	Sungard Data Systems, Inc.	62,664
3,200	@	Unisys Corp.	24,576
			7,092,577
		Cosmetics/Personal Care: 1.2%
900		Alberto-Culver Co.	47,043
5,450		Avon Products, Inc.	233,097
8,450		Colgate-Palmolive Co.	447,174
18,900		Gillette Co.	949,725
5,750		Kimberly-Clark Corp.	379,385
49,350		Procter & Gamble Co.	2,619,991
			4,676,415
		Distribution/Wholesale: 0.1%
2,900		Genuine Parts Co.	125,512
1,600		W.W. Grainger, Inc.	100,448
			225,960
		Diversified Financial Services: 2.3%
14,500		American Express Co.	785,174
2,000		Bear Stearns Cos., Inc.	199,000
2,750		Capital One Financial Corp.	210,870
15,350		Charles Schwab Corp.	161,175
3,150		CIT Group, Inc.	127,103
59,300		Citigroup, Inc.	2,829,795
9,248		Countrywide Financial Corp.	321,368
3,350	@	E*TRADE Financial Corp.	44,455
10,950		Fannie Mae	640,137
1,000		Federated Investors, Inc.	29,540
2,900		Franklin Resources, Inc.	203,551
7,500		Freddie Mac	465,000
5,400		Goldman Sachs Group, Inc.	587,520
1,100		Janus Capital Group, Inc.	15,433
4,200		Lehman Brothers Holdings, Inc.	382,956
14,100		MBNA Corp.	357,717
10,350		Merrill Lynch & Co., Inc.	606,303
12,850		Morgan Stanley	725,639
5,250	@	Providian Financial Corp.	90,038
5,200		SLM Corp.	253,760
1,450		T. Rowe Price Group, Inc.	89,016
			9,125,550

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.9%
13,160	@	AES Corp.	$220,298
2,250		Ameren Corp.	115,808
4,750		American Electric Power Co., Inc.	158,650
3,400		CenterPoint Energy, Inc.	40,732
450		Cinergy Corp.	18,203
2,650		Consolidated Edison, Inc.	113,288
2,100		Constellation Energy Group, Inc.	108,087
3,800		Dominion Resources, Inc.	273,714
2,050		DTE Energy Co.	90,651
18,750		Duke Energy Corp.	506,062
4,620		Edison Intl.	150,058
2,400		Entergy Corp.	165,888
7,750		Exelon Corp.	351,539
800		FirstEnergy Corp.	32,992
2,000		FPL Group, Inc.	158,700
3,400		NiSource, Inc.	76,976
4,300	@	PG&E Corp.	151,274
750		Pinnacle West Capital Corp.	31,313
2,150		PPL Corp.	117,261
2,950		Progress Energy, Inc.	127,853
550		Public Service Enterprise Group, Inc.	30,003
8,000		Southern Co.	256,960
2,500		TECO Energy, Inc.	39,725
5,000		TXU Corp.	381,249
3,750		Xcel Energy, Inc.	66,450
			3,783,734
		Electrical Components and Equipment: 0.1%
4,750		Emerson Electric Co.	315,020
			315,020
		Electronics: 0.2%
5,050	@	Agilent Technologies, Inc.	121,200
2,100		Applera Corp. - Applied Biosystems Group	43,134
1,300	@	Fisher Scientific Intl.	78,845
1,650	@	Jabil Circuit, Inc.	42,422
1,150		Parker Hannifin Corp.	75,670
1,700		PerkinElmer, Inc.	37,706
5,500	@	Sanmina-SCI Corp.	30,525
12,100	@	Solectron Corp.	59,895
700		Tektronix, Inc.	20,244
2,550	@	Thermo Electron Corp.	70,023
1,100	@	Waters Corp.	53,735
			633,399
		Engineering and Construction: 0.0%
1,000		Fluor Corp.	62,750
			62,750
		Environmental Control: 0.1%
6,850		Waste Management, Inc.	200,294
			200,294
		Food: 0.5%
850		Albertson’s, Inc.	19,032
5,100		Campbell Soup Co.	141,270
5,250		ConAgra Foods, Inc.	143,430
3,700		General Mills, Inc.	193,769
3,500		H.J. Heinz Co.	131,740
3,650		Hershey Foods Corp.	229,949

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

5,000		Kellogg Co.	$220,000
3,050	@	Kroger Co.	54,870
1,150		McCormick & Co., Inc.	43,689
5,300	@	Safeway, Inc.	97,520
9,400		Sara Lee Corp.	210,560
2,300		SUPERVALU, Inc.	73,071
3,450		Wm. Wrigley Jr. Co.	229,632
			1,788,532
		Forest Products and Paper: 0.2%
3,350		Georgia-Pacific Corp.	119,964
5,950		International Paper Co.	222,233
1,500		Louisiana-Pacific Corp.	39,405
3,250		MeadWestvaco Corp.	101,920
2,000		Plum Creek Timber Co., Inc.	75,100
600		Temple-Inland, Inc.	48,120
3,650		Weyerhaeuser Co.	244,294
			851,036
		Gas: 0.1%
1,700		KeySpan Corp.	67,235
350		Nicor, Inc.	13,052
3,350		Sempra Energy	134,000
			214,287
		Hand/Machine Tools: 0.0%
1,300		Black & Decker Corp.	107,796
300		Snap-On, Inc.	9,930
900		Stanley Works	41,625
			159,351
		Healthcare-Products: 1.3%
550		Bausch & Lomb, Inc.	38,935
2,750		Baxter Intl., Inc.	98,065
4,950		Becton Dickinson & Co.	296,357
2,900		Biomet, Inc.	122,438
9,150	@	Boston Scientific Corp.	298,839
1,150		C.R. Bard, Inc.	76,475
3,700		Guidant Corp.	271,543
45,900		Johnson & Johnson	3,011,039
13,500		Medtronic, Inc.	703,619
3,800	@	St. Jude Medical, Inc.	148,580
950		Stryker Corp.	47,177
2,950	@	Zimmer Holdings, Inc.	253,405
			5,366,472
		Healthcare-Services: 0.7%
3,150		Aetna Inc.	459,963
4,800		HCA, Inc.	226,608
2,550	@	Humana, Inc.	84,839
1,250	@	Laboratory Corp. Of America Holdings	59,863
850		Manor Care, Inc.	28,960
1,250		Quest Diagnostics, Inc.	124,250
12,850		UnitedHealth Group, Inc.	1,171,405
5,900	@	WellPoint, Inc.	720,154
			2,876,042
		Home Builders: 0.0%
300		Centex Corp.	19,077
			19,077

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
1,800		Leggett & Platt, Inc.	$49,806
900		Whirlpool Corp.	57,375
			107,181
		Household Products/Wares: 0.1%
1,350		Avery Dennison Corp.	81,945
2,450		Clorox Co.	147,098
1,700		Fortune Brands, Inc.	137,700
			366,743
		Housewares: 0.0%
3,100		Newell Rubbermaid, Inc.	69,099
			69,099
		Insurance: 1.6%
3,300	@@	ACE Ltd.	146,718
5,900		AFLAC, Inc.	226,147
8,050		Allstate Corp.	432,124
1,100		AMBAC Financial Group, Inc.	85,558
29,600		American Intl. Group, Inc.	1,977,279
3,550		Chubb Corp.	280,841
2,850		CIGNA Corp.	258,780
1,680		Cincinnati Financial Corp.	75,146
3,450		Hartford Financial Services Group, Inc.	248,228
1,150		Jefferson-Pilot Corp.	56,304
2,600		Lincoln National Corp.	121,810
3,900		Loews Corp.	277,992
1,650		MBIA, Inc.	96,690
11,050		MetLife, Inc.	453,491
1,550		MGIC Investment Corp.	97,247
2,800		Principal Financial Group	109,256
2,300		Progressive Corp.	200,330
7,900		Prudential Financial, Inc.	450,300
2,700		Safeco Corp.	128,763
7,450		St. Paul Travelers Cos., Inc.	285,484
1,000		Torchmark Corp.	52,110
3,000		UnumProvident Corp.	50,760
2,150	@@	XL Capital Ltd.	161,250
			6,272,608
		Internet: 0.4%
15,100	@	eBay, Inc.	646,883
13,850	@	Symantec Corp.	304,839
16,450	@	Yahoo!, Inc.	530,842
			1,482,564
		Iron/Steel: 0.1%
1,600		Nucor Corp.	99,744
2,400		United States Steel Corp.	149,664
			249,408
		Leisure Time: 0.2%
1,000		Brunswick Corp.	46,640
7,000		Carnival Corp.	380,660
3,550		Harley-Davidson, Inc.	219,674
2,200		Sabre Holdings Corp.	46,376
			693,350
		Lodging: 0.1%
1,000		Harrah’s Entertainment, Inc.	65,590
5,800		Hilton Hotels Corp.	122,148
3,750		Marriott Intl., Inc.	240,375
2,050		Starwood Hotels & Resorts Worldwide, Inc.	117,342
			545,455

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Construction and Mining: 0.0%
750		Caterpillar, Inc.	$71,288
			71,288
		Machinery-Diversified: 0.1%
500		Cummins, Inc.	36,705
2,900		Deere & Co.	206,219
2,900		Rockwell Automation, Inc.	180,235
			423,159
		Media: 0.7%
5,100	@	Comcast Corp.	166,005
600		Gannett Co., Inc.	47,250
3,000		McGraw-Hill Cos., Inc.	275,550
600		Meredith Corp.	27,534
1,350		New York Times Co.	49,491
6,200		News Corp.	103,168
51,300	@	Time Warner, Inc.	883,899
1,150		Tribune Co.	46,840
19,000		Viacom, Inc.	663,100
22,750		Walt Disney Co.	635,635
			2,898,472
		Mining: 0.0%
1,250		Phelps Dodge Corp.	133,063
			133,063
		Miscellaneous Manufacturing: 1.8%
8,750		3M Co.	734,474
800		Cooper Industries Ltd.	55,496
3,250		Danaher Corp.	176,053
2,200		Dover Corp.	85,074
4,050		Eastman Kodak Co.	137,660
1,450		Eaton Corp.	101,138
120,700		General Electric Co.	4,248,639
9,300		Honeywell Intl., Inc.	353,121
3,250		Illinois Tool Works, Inc.	291,688
1,950	@@	Ingersoll-Rand Co.	164,288
1,000		ITT Industries, Inc.	87,950
1,100		Pall Corp.	29,777
2,100		Textron, Inc.	162,435
22,750	@@	Tyco Intl., Ltd.	761,669
			7,389,462
		Office/Business Equipment: 0.1%
2,400		Pitney Bowes, Inc.	110,064
11,100	@	Xerox Corp.	173,160
			283,224
		Oil and Gas: 3.1%
1,150		Amerada Hess Corp.	115,460
4,000		Anadarko Petroleum Corp.	307,440
3,000		Apache Corp.	188,640
6,400		Burlington Resources, Inc.	317,632
34,050		ChevronTexaco Corp.	2,113,823
10,900		ConocoPhillips	1,208,701
6,050		Devon Energy Corp.	283,080
1,050		EOG Resources, Inc.	95,676
102,050		Exxon Mobil Corp.	6,460,785

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,300		Kerr-McGee Corp.	$100,958
3,950		Marathon Oil Corp.	186,993
1,100		Noble Corp.	62,777
4,000		Occidental Petroleum Corp.	281,080
1,100		Sunoco, Inc.	109,010
2,900	@	Transocean, Inc.	140,592
2,800		Unocal Corp.	151,480
4,450		Valero Energy Corp.	317,018
			12,441,145
		Oil and Gas Services: 0.1%
4,050		Baker Hughes, Inc.	191,484
1,450		BJ Services Co.	72,442
4,800		Halliburton Co.	211,056
			474,982
		Packaging and Containers: 0.0%
2,050		Ball Corp.	91,020
1,000		Bemis Co.	29,840
1,500	@	Pactiv Corp.	33,915
800	@	Sealed Air Corp.	41,816
			196,591
		Pharmaceuticals: 1.5%
3,550		Abbott Laboratories	163,265
1,350		Allergan, Inc.	101,493
1,300		AmerisourceBergen Corp.	77,870
21,650		Bristol-Myers Squibb Co.	541,900
8,200		Cardinal Health, Inc.	480,110
9,450	@	Caremark Rx, Inc.	361,746
2,600		Eli Lilly & Co.	145,600
700	@	Express Scripts, Inc.	52,703
4,350	@	Forest Laboratories, Inc.	185,745
4,100	@	Gilead Sciences, Inc.	141,655
2,050	@	Hospira, Inc.	60,680
950	@	King Pharmaceuticals, Inc.	9,073
2,899	@	Medco Health Solutions, Inc.	128,774
24,850		Merck & Co., Inc.	787,744
87,450		Pfizer, Inc.	2,299,060
15,000		Wyeth	612,299
			6,149,717
		Pipelines: 0.0%
4,850		El Paso Corp.	59,801
450		Kinder Morgan, Inc.	36,077
4,150		Williams Cos., Inc.	78,144
			174,022
		Real Estate Investment Trusts: 0.1%
1,000		Apartment Investment & Management Co.	38,260
2,350		Archstone-Smith Trust	79,501
4,350		Equity Office Properties Trust	131,240
3,100		Equity Residential	101,711
1,650		ProLogis	65,604
2,300		Simon Property Group, Inc.	142,507
			558,823
		Retail: 2.4%
3,200	@	Autonation, Inc.	62,496
2,750	@	Bed Bath & Beyond, Inc.	103,180
4,950		Best Buy Co., Inc.	267,399
3,200		Circuit City Stores, Inc.	50,016
7,200		Costco Wholesale Corp.	335,448

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

4,000		CVS Corp.	$199,320
2,600		Darden Restaurants, Inc.	69,680
2,050		Family Dollar Stores, Inc.	67,486
1,600		Federated Department Stores, Inc.	90,320
14,150		Gap, Inc.	301,820
34,500		Home Depot, Inc.	1,380,689
5,300		J.C. Penney Co., Inc. Holding Co.	235,797
5,700		Limited Brands, Inc.	135,546
8,600		Lowe’s Cos., Inc.	505,508
2,750		May Department Stores Co.	94,903
19,600		McDonald’s Corp.	648,368
1,200		Nordstrom, Inc.	64,512
4,600	@	Office Depot, Inc.	88,550
1,350		RadioShack Corp.	39,906
1,000		Sears Roebuck and Co.	49,930
9,900		Staples, Inc.	312,048
6,350	@	Starbucks Corp.	328,994
10,000		Target Corp.	508,200
5,050		TJX Cos., Inc.	123,321
4,300	@	Toys R US, Inc.	98,341
48,550		Wal-Mart Stores, Inc.	2,505,665
20,050		Walgreen Co.	858,741
1,800		Wendy’s Intl., Inc.	68,130
3,500		Yum! Brands, Inc.	170,730
			9,765,044
		Savings and Loans: 0.2%
3,700		Golden West Financial Corp.	228,993
9,500		Washington Mutual, Inc.	398,620
			627,613
		Semiconductors: 0.7%
3,400	@	Altera Corp.	70,516
4,500		Analog Devices, Inc.	165,240
18,250	@	Applied Materials, Inc.	319,375
1,550	@	Broadcom Corp.	49,988
4,978	@	Freescale Semiconductor, Inc.	95,478
72,750		Intel Corp.	1,744,544
1,750	@	KLA-Tencor Corp.	86,468
3,000		Linear Technology Corp.	117,180
1,200		Maxim Integrated Products, Inc.	51,624
3,400		National Semiconductor Corp.	67,830
1,100	@	Qlogic Corp.	44,319
3,950		Texas Instruments, Inc.	104,557
			2,917,119
		Software: 1.6%
2,900		Adobe Systems, Inc.	179,075
3,600		Autodesk, Inc.	106,992
6,350		Automatic Data Processing, Inc.	272,796
3,450	@	BMC Software, Inc.	51,578
1,300	@	Citrix Systems, Inc.	29,250
6,900		Computer Associates Intl., Inc.	186,921
5,350	@	Compuware Corp.	36,166
3,500	@	Electronic Arts, Inc.	225,715
9,467		First Data Corp.	388,336
2,000	@	Fiserv, Inc.	75,880
1,950		IMS Health, Inc.	47,483
1,900	@	Intuit, Inc.	81,320
1,050	@	Mercury Interactive Corp.	48,174
124,450		Microsoft Corp.	3,133,650
3,500	@	Novell, Inc.	18,340
100,500	@	Oracle Corp.	1,297,454
4,950	@	Siebel Systems, Inc.	42,224
3,850	@	Veritas Software Corp.	93,247
			6,314,601

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.6%
5,050		Alltel Corp.	$288,860
3,300		AT&T Corp.	64,119
6,600	@	Avaya, Inc.	92,400
20,200		BellSouth Corp.	521,160
1,500		CenturyTel, Inc.	50,460
74,700	@	Cisco Systems, Inc.	1,301,273
2,850	@	Comverse Technology, Inc.	66,149
6,150	@	Corning, Inc.	70,541
52,550	@	Lucent Technologies, Inc.	161,329
26,900		Motorola, Inc.	421,254
12,050	@	Nextel Communications, Inc.	354,632
18,400		QUALCOMM, Inc.	664,423
37,950		SBC Communications, Inc.	912,697
2,250		Scientific-Atlanta, Inc.	69,525
17,600		Sprint Corp.	416,768
4,000	@	Tellabs, Inc.	28,360
31,150		Verizon Communications, Inc.	1,120,465
			6,604,415
		Textiles: 0.0%
1,550		Cintas Corp.	67,859
			67,859
		Toys/Games/Hobbies: 0.0%
2,100		Hasbro, Inc.	44,352
4,400		Mattel, Inc.	92,048
			136,400
		Transportation: 0.3%
4,350		Burlington Northern Santa Fe Corp.	218,675
2,100		CSX Corp.	86,751
4,700		FedEx Corp.	459,565
4,400		Norfolk Southern Corp.	157,916
1,000		Ryder System, Inc.	42,460
2,850		Union Pacific Corp.	180,833
2,550		United Parcel Service, Inc.	197,600
			1,343,800
		Total Common Stock (Cost $122,654,969)	130,002,397

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.3%
		Federal National Mortgage Association: 43.8%
$200,000,000		4.100%, due 04/22/08	$176,235,400
			176,235,400
		Other: 14.5%
16,301,000		FICO STRIP, 4.050%, due 04/06/08	14,411,176
50,000,000		Federal Agricultural Mortgage Corp., 4.100%, due 04/22/08	44,058,850
			58,470,026
		Total U.S. Government Agency Obligations (Cost $240,659,878)	234,705,426

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. TREASURY OBLIGATIONS: 9.3%
		U.S. Treasury STRIP: 9.3%
$41,670,000		3.860%, due 02/15/08		$37,336,612

		Total U.S. Treasury Obligations (Cost $37,672,847)		37,336,612

		Total Long-Term Investments (Cost $400,987,694)		402,044,435

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
1,585,000

Goldman Sachs Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $1,585,114 to be  received upon repurchase (Collateralized by $1,635,000 Federal Home Loan Bank, 2.375%, Market Value plus accrued interest $1,621,082, due 02/15/06)

				1,585,000

		Total Short-Term Investments (Cost $1,585,000)		1,585,000

		Total Investments In Securities
		(Cost $402,572,694)*	100.3%	$403,629,435
		Other Assets and Liabilities—Net	(0.3)	(1,325,333)

		Net Assets	100.0%	$402,304,102
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $405,904,427.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,171,197
		Gross Unrealized Depreciation		(9,446,189)
		Net Unrealized Depreciation		$(2,274,992)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 29.5%
		Advertising: 0.1%
2,100	@	Interpublic Group of Cos., Inc.	$27,594
1,000		Omnicom Group, Inc.	91,070
			118,664
		Aerospace/Defense: 0.6%
6,050		Boeing Co.	332,568
1,100		General Dynamics Corp.	115,885
450		Goodrich Corp.	16,664
550		L-3 Communications Holdings, Inc.	39,655
3,150		Lockheed Martin Corp.	186,543
2,000		Northrop Grumman Corp.	105,800
2,500		Raytheon Co.	95,600
800		Rockwell Collins, Inc.	36,840
2,800		United Technologies Corp.	279,664
			1,209,219
		Agriculture: 0.5%
11,050		Altria Group, Inc.	725,433
4,600		Archer-Daniels-Midland Co.	110,860
1,450		Monsanto Co.	85,231
800		Reynolds American, Inc.	65,560
1,600		UST, Inc.	87,440
			1,074,524
		Airlines: 0.0%
1,650		Southwest Airlines Co.	22,853
			22,853
		Apparel: 0.2%
1,750	@	Coach, Inc.	97,178
500		Jones Apparel Group, Inc.	15,885
450		Liz Claiborne, Inc.	19,035
1,850		Nike, Inc.	160,857
200		Reebok Intl., Ltd.	8,832
800		VF Corp.	47,808
			349,595
		Auto Manufacturers: 0.2%
16,900		Ford Motor Co.	213,785
600		General Motors Corp.	21,402
1,600		PACCAR, Inc.	120,416
			355,603
		Auto Parts and Equipment: 0.0%
1,100	@	Goodyear Tire & Rubber Co.	15,906
1,000		Johnson Controls, Inc.	59,100
			75,006
		Banks: 2.0%
1,750		AmSouth Bancorporation	43,715
29,156		Bank of America Corp.	1,360,126
3,100		BB&T Corp.	121,365
1,200		Comerica, Inc.	68,496

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

600		Compass Bancshares, Inc.	$27,246
700		First Horizon National Corp.	29,785
1,300		Huntington Bancshares, Inc.	29,276
3,100		KeyCorp	102,300
500		M & T Bank Corp.	49,505
1,050		Marshall & Ilsley Corp.	42,515
2,200		Mellon Financial Corp.	63,096
5,000		National City Corp.	178,850
2,375		North Fork Bancorporation, Inc.	68,424
1,200		Northern Trust Corp.	50,700
1,500		PNC Financial Services Group, Inc.	78,960
2,110		Regions Financial Corp.	68,069
1,700		State Street Corp.	74,545
1,950		SunTrust Banks, Inc.	141,258
682		Synovus Financial Corp.	18,523
4,000		The Bank of New York Co., Inc.	121,000
10,200		U.S. Bancorp	303,450
11,674		Wachovia Corp.	618,838
8,900		Wells Fargo & Co.	528,482
400		Zions Bancorporation	26,440
			4,214,964
		Beverages: 0.7%
4,300		Anheuser-Busch Cos., Inc.	204,035
600		Brown-Forman Corp.	30,540
12,700		Coca-Cola Co.	543,559
1,950		Coca-Cola Enterprises, Inc.	41,633
250		Molson Coors Brewing Co.	17,383
1,400		Pepsi Bottling Group, Inc.	38,108
9,100		PepsiCo, Inc.	490,126
			1,365,384
		Biotechnology: 0.2%
6,600	@	Amgen, Inc.	406,625
1,850	@	Biogen Idec, Inc.	71,503
550	@	Genzyme Corp.	30,850
			508,978
		Building Materials: 0.1%
950		American Standard Cos., Inc.	43,510
2,650		Masco Corp.	89,358
500		Vulcan Materials Co.	28,930
			161,798
		Chemicals: 0.6%
1,300		Air Products & Chemicals, Inc.	81,406
500		Ashland, Inc.	32,645
5,500		Dow Chemical Co.	303,325
5,950		E.I. du Pont de Nemours & Co.	317,134
500		Eastman Chemical Co.	28,870
500		Ecolab, Inc.	15,855
900		Engelhard Corp.	27,225
400		International Flavors & Fragrances, Inc.	16,516
1,650		PPG Industries, Inc.	118,718
1,850		Praxair, Inc.	82,936
1,300		Rohm & Haas Co.	62,621
1,150		Sherwin-Williams Co.	50,945
400		Sigma-Aldrich Corp.	24,644
			1,162,840

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3%
900	@	Apollo Group, Inc.	$66,276
5,600		Cendant Corp.	123,871
700		Equifax, Inc.	21,273
1,050		H&R Block, Inc.	55,965
2,250		McKesson Corp.	84,015
850		Moody’s Corp.	71,324
1,700		Paychex, Inc.	54,281
950		R.R. Donnelley & Sons Co.	31,550
1,200		Robert Half Intl., Inc.	35,004
			543,559
		Computers: 1.6%
600	@	Affiliated Computer Services, Inc.	31,020
7,400	@	Apple Computer, Inc.	331,963
800	@	Computer Sciences Corp.	36,984
22,550	@	Dell, Inc.	904,029
2,400		Electronic Data Systems Corp.	51,120
17,150	@	EMC Corp.	217,119
1,100	@	Gateway, Inc.	5,170
15,600		Hewlett-Packard Co.	324,480
12,100		International Business Machines Corp.	1,120,217
550	@	Lexmark Intl., Inc.	44,072
1,100	@	NCR Corp.	42,889
2,150	@	Network Appliance, Inc.	64,522
31,750	@	Sun Microsystems, Inc.	133,985
1,850	@	Sungard Data Systems, Inc.	48,304
1,600	@	Unisys Corp.	12,288
			3,368,162
		Cosmetics/Personal Care: 1.1%
450		Alberto-Culver Co.	23,522
2,550		Avon Products, Inc.	109,064
3,900		Colgate-Palmolive Co.	206,388
8,800		Gillette Co.	442,200
2,550		Kimberly-Clark Corp.	168,249
23,100		Procter & Gamble Co.	1,226,378
			2,175,801
		Distribution/Wholesale: 0.1%
1,600		Genuine Parts Co.	69,248
800		W.W. Grainger, Inc.	50,224
			119,472
		Diversified Financial Services: 2.1%
6,750		American Express Co.	365,512
900		Bear Stearns Cos., Inc.	89,550
1,300		Capital One Financial Corp.	99,684
7,150		Charles Schwab Corp.	75,075
1,150		CIT Group, Inc.	46,403
27,750		Citigroup, Inc.	1,324,229
4,298		Countrywide Financial Corp.	149,356
2,400	@	E*TRADE Financial Corp.	31,848
5,250		Fannie Mae	306,914
600		Federated Investors, Inc.	17,724
1,150		Franklin Resources, Inc.	80,719
3,750		Freddie Mac	232,500
2,650		Goldman Sachs Group, Inc.	288,320
1,550		Janus Capital Group, Inc.	21,747
1,900		Lehman Brothers Holdings, Inc.	173,242
6,950		MBNA Corp.	176,322
5,200		Merrill Lynch & Co., Inc.	304,616
5,700		Morgan Stanley	321,878
2,200	@	Providian Financial Corp.	37,730
2,450		SLM Corp.	119,560
650		T. Rowe Price Group, Inc.	39,904
			4,302,833

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.9%
6,170	@	AES Corp.	$103,286
1,050		Ameren Corp.	54,044
2,000		American Electric Power Co., Inc.	66,800
1,550		CenterPoint Energy, Inc.	18,569
200		Cinergy Corp.	8,090
1,350		Consolidated Edison, Inc.	57,713
1,250		Constellation Energy Group, Inc.	64,338
1,750		Dominion Resources, Inc.	126,053
950		DTE Energy Co.	42,009
8,700		Duke Energy Corp.	234,812
1,670		Edison Intl.	54,242
1,200		Entergy Corp.	82,944
3,600		Exelon Corp.	163,295
350		FirstEnergy Corp.	14,434
900		FPL Group, Inc.	71,415
1,600		NiSource, Inc.	36,224
1,750	@	PG&E Corp.	61,565
600		Pinnacle West Capital Corp.	25,050
1,150		PPL Corp.	62,721
1,350		Progress Energy, Inc.	58,509
250		Public Service Enterprise Group, Inc.	13,638
4,050		Southern Co.	130,085
1,150		TECO Energy, Inc.	18,274
2,200		TXU Corp.	167,749
1,800		Xcel Energy, Inc.	31,896
			1,767,755
		Electrical Components and Equipment: 0.1%
2,200		Emerson Electric Co.	145,904
			145,904
		Electronics: 0.2%
2,500	@	Agilent Technologies, Inc.	59,999
1,400		Applera Corp. - Applied Biosystems Group	28,756
650	@	Fisher Scientific Intl.	39,423
800	@	Jabil Circuit, Inc.	20,568
550		Parker Hannifin Corp.	36,190
900		PerkinElmer, Inc.	19,962
2,350	@	Sanmina-SCI Corp.	13,043
5,650	@	Solectron Corp.	27,968
300		Tektronix, Inc.	8,676
1,000	@	Thermo Electron Corp.	27,460
800	@	Waters Corp.	39,080
			321,125
		Engineering and Construction: 0.0%
400		Fluor Corp.	25,100
			25,100
		Environmental Control: 0.0%
2,600		Waste Management, Inc.	76,024
			76,024
		Food: 0.4%
400		Albertson’s, Inc.	8,956
2,150		Campbell Soup Co.	59,555
2,350		ConAgra Foods, Inc.	64,202
1,950		General Mills, Inc.	102,122
1,550		H.J. Heinz Co.	58,342
1,700		Hershey Foods Corp.	107,099

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

2,050		Kellogg Co.	$90,200
1,550	@	Kroger Co.	27,885
900		McCormick & Co., Inc.	34,191
2,450	@	Safeway, Inc.	45,080
4,000		Sara Lee Corp.	89,600
1,200		SUPERVALU, Inc.	38,124
1,600		Wm. Wrigley Jr. Co.	106,496
			831,852
		Forest Products and Paper: 0.2%
1,200		Georgia-Pacific Corp.	42,972
2,850		International Paper Co.	106,447
700		Louisiana-Pacific Corp.	18,389
1,200		MeadWestvaco Corp.	37,632
850		Plum Creek Timber Co., Inc.	31,918
350		Temple-Inland, Inc.	28,070
1,400		Weyerhaeuser Co.	93,702
			359,130
		Gas: 0.0%
900		KeySpan Corp.	35,595
1,300		Sempra Energy	52,000
			87,595
		Hand/Machine Tools: 0.0%
600		Black & Decker Corp.	49,752
100		Snap-On, Inc.	3,310
450		Stanley Works	20,813
			73,875
		Healthcare-Products: 1.2%
300		Bausch & Lomb, Inc.	21,237
1,250		Baxter Intl., Inc.	44,575
2,250		Becton Dickinson & Co.	134,708
1,100		Biomet, Inc.	46,442
4,550	@	Boston Scientific Corp.	148,603
500		C.R. Bard, Inc.	33,250
1,750		Guidant Corp.	128,433
21,500		Johnson & Johnson	1,410,399
6,600		Medtronic, Inc.	343,992
2,300	@	St. Jude Medical, Inc.	89,930
450		Stryker Corp.	22,347
1,150	@	Zimmer Holdings, Inc.	98,785
			2,522,701
		Healthcare-Services: 0.6%
1,300		Aetna Inc.	189,826
2,200		HCA, Inc.	103,862
1,350	@	Humana, Inc.	44,915
650	@	Laboratory Corp. Of America Holdings	31,129
300		Manor Care, Inc.	10,221
550		Quest Diagnostics, Inc.	54,670
5,900		UnitedHealth Group, Inc.	537,843
2,750	@	WellPoint, Inc.	335,665
			1,308,131
		Home Builders: 0.0%
150		Centex Corp.	9,539
			9,539

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
1,200		Leggett & Platt, Inc.	$33,204
300		Whirlpool Corp.	19,125
			52,329
		Household Products/Wares: 0.1%
650		Avery Dennison Corp.	39,455
1,100		Clorox Co.	66,044
700		Fortune Brands, Inc.	56,700
			162,199
		Housewares: 0.0%
1,300		Newell Rubbermaid, Inc.	28,977
			28,977
		Insurance: 1.4%
1,550	@@	ACE Ltd.	68,913
2,800		AFLAC, Inc.	107,324
3,600		Allstate Corp.	193,248
550		AMBAC Financial Group, Inc.	42,779
13,950		American Intl. Group, Inc.	931,859
1,800		Chubb Corp.	142,398
1,250		CIGNA Corp.	113,500
945		Cincinnati Financial Corp.	42,270
1,600		Hartford Financial Services Group, Inc.	115,120
250		Jefferson-Pilot Corp.	12,240
850		Lincoln National Corp.	39,823
1,700		Loews Corp.	121,176
850		MBIA, Inc.	49,810
5,150		MetLife, Inc.	211,356
650		MGIC Investment Corp.	40,781
1,450		Principal Financial Group	56,579
1,050		Progressive Corp.	91,455
3,650		Prudential Financial, Inc.	208,050
1,200		Safeco Corp.	57,228
3,450		St. Paul Travelers Cos., Inc.	132,204
700		Torchmark Corp.	36,477
1,450		UnumProvident Corp.	24,534
1,000	@@	XL Capital Ltd.	75,000
			2,914,124
		Internet: 0.3%
7,100	@	eBay, Inc.	304,164
6,000	@	Symantec Corp.	132,060
7,550	@	Yahoo!, Inc.	243,639
			679,863
		Iron/Steel: 0.1%
1,000		Nucor Corp.	62,340
1,150		United States Steel Corp.	71,714
			134,054
		Leisure Time: 0.2%
850		Brunswick Corp.	39,644
3,500		Carnival Corp.	190,330
1,350		Harley-Davidson, Inc.	83,538
550		Sabre Holdings Corp.	11,594
			325,106
		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	32,795
2,700		Hilton Hotels Corp.	56,862
1,600		Marriott Intl., Inc.	102,560
950		Starwood Hotels & Resorts Worldwide, Inc.	54,378
			246,595

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Construction and Mining: 0.0%
600		Caterpillar, Inc.	$57,030
			57,030
		Machinery-Diversified: 0.1%
250		Cummins, Inc.	18,353
1,150		Deere & Co.	81,776
1,050		Rockwell Automation, Inc.	65,258
			165,387
		Media: 0.7%
2,350	@	Comcast Corp.	76,493
250		Gannett Co., Inc.	19,688
1,650		McGraw-Hill Cos., Inc.	151,553
300		Meredith Corp.	13,767
650		New York Times Co.	23,829
2,850		News Corp.	47,424
24,800	@	Time Warner, Inc.	427,303
600		Tribune Co.	24,438
9,050		Viacom, Inc.	315,845
11,300		Walt Disney Co.	315,722
			1,416,062
		Mining: 0.0%
650		Phelps Dodge Corp.	69,193
			69,193
		Miscellaneous Manufacturing: 1.7%
4,300		3M Co.	360,941
500		Cooper Industries Ltd.	34,685
1,550		Danaher Corp.	83,964
1,000		Dover Corp.	38,670
1,700		Eastman Kodak Co.	57,783
700		Eaton Corp.	48,825
56,600		General Electric Co.	1,992,319
4,650		Honeywell Intl., Inc.	176,561
1,650		Illinois Tool Works, Inc.	148,088
900	@@	Ingersoll-Rand Co.	75,825
450		ITT Industries, Inc.	39,578
600		Pall Corp.	16,242
950		Textron, Inc.	73,483
10,350	@@	Tyco Intl., Ltd.	346,517
			3,493,481
		Office/Business Equipment: 0.1%
1,200		Pitney Bowes, Inc.	55,032
5,100	@	Xerox Corp.	79,560
			134,592
		Oil and Gas: 2.8%
750		Amerada Hess Corp.	75,300
1,900		Anadarko Petroleum Corp.	146,034
1,600		Apache Corp.	100,608
3,100		Burlington Resources, Inc.	153,853
15,800		ChevronTexaco Corp.	980,863
5,100		ConocoPhillips	565,539
2,800		Devon Energy Corp.	131,012
500		EOG Resources, Inc.	45,560
48,050		Exxon Mobil Corp.	3,042,045
600		Kerr-McGee Corp.	46,596

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,450		Marathon Oil Corp.	$68,643
150		Noble Corp.	8,561
1,850		Occidental Petroleum Corp.	130,000
600		Sunoco, Inc.	59,460
1,450	@	Transocean, Inc.	70,296
1,250		Unocal Corp.	67,625
2,100		Valero Energy Corp.	149,604
			5,841,599
		Oil and Gas Services: 0.1%
1,500		Baker Hughes, Inc.	70,920
900		BJ Services Co.	44,964
2,150		Halliburton Co.	94,536
			210,420
		Packaging and Containers: 0.0%
800		Ball Corp.	35,520
400		Bemis Co.	11,936
800	@	Pactiv Corp.	18,088
400	@	Sealed Air Corp.	20,908
			86,452
		Pharmaceuticals: 1.4%
1,650		Abbott Laboratories	75,884
650		Allergan, Inc.	48,867
650		AmerisourceBergen Corp.	38,935
10,750		Bristol-Myers Squibb Co.	269,073
3,800		Cardinal Health, Inc.	222,490
4,050	@	Caremark Rx, Inc.	155,034
1,200		Eli Lilly & Co.	67,200
500	@	Express Scripts, Inc.	37,645
2,000	@	Forest Laboratories, Inc.	85,400
2,000	@	Gilead Sciences, Inc.	69,100
1,000	@	Hospira, Inc.	29,600
1,000	@	King Pharmaceuticals, Inc.	9,550
1,491	@	Medco Health Solutions, Inc.	66,230
11,450		Merck & Co., Inc.	362,965
40,600		Pfizer, Inc.	1,067,373
7,350		Wyeth	300,027
			2,905,373
		Pipelines: 0.1%
2,500		El Paso Corp.	30,825
250		Kinder Morgan, Inc.	20,043
2,450		Williams Cos., Inc.	46,133
			97,001
		Real Estate Investment Trusts: 0.1%
450		Apartment Investment & Management Co.	17,217
1,100		Archstone-Smith Trust	37,213
2,000		Equity Office Properties Trust	60,340
1,450		Equity Residential	47,575
800		ProLogis	31,808
1,250		Simon Property Group, Inc.	77,450
			271,603
		Retail: 2.2%
1,500	@	Autonation, Inc.	29,295
1,700	@	Bed Bath & Beyond, Inc.	63,784
2,300		Best Buy Co., Inc.	124,246
1,650		Circuit City Stores, Inc.	25,790
3,350		Costco Wholesale Corp.	156,077
2,100		CVS Corp.	104,643

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,250		Darden Restaurants, Inc.	$33,500
950		Family Dollar Stores, Inc.	31,274
750		Federated Department Stores, Inc.	42,338
6,550		Gap, Inc.	139,712
16,000		Home Depot, Inc.	640,319
2,400		J.C. Penney Co., Inc. Holding Co.	106,776
2,050		Limited Brands, Inc.	48,749
4,300		Lowe’s Cos., Inc.	252,753
1,800		May Department Stores Co.	62,118
9,100		McDonald’s Corp.	301,027
600		Nordstrom, Inc.	32,256
2,050	@	Office Depot, Inc.	39,463
900		RadioShack Corp.	26,604
450		Sears Roebuck and Co.	22,469
4,500		Staples, Inc.	141,840
2,950	@	Starbucks Corp.	152,840
4,950		Target Corp.	251,559
2,600		TJX Cos., Inc.	63,492
2,000	@	Toys R US, Inc.	45,740
22,800		Wal-Mart Stores, Inc.	1,176,707
9,300		Walgreen Co.	398,318
850		Wendy’s Intl., Inc.	32,173
1,650		Yum! Brands, Inc.	80,487
			4,626,349
		Savings and Loans: 0.1%
1,600		Golden West Financial Corp.	99,024
4,850		Washington Mutual, Inc.	203,506
			302,530
		Semiconductors: 0.7%
1,600	@	Altera Corp.	33,184
2,050		Analog Devices, Inc.	75,276
9,150	@	Applied Materials, Inc.	160,125
700	@	Broadcom Corp.	22,575
1,926	@	Freescale Semiconductor, Inc.	36,941
34,000		Intel Corp.	815,319
1,050	@	KLA-Tencor Corp.	51,881
1,350		Linear Technology Corp.	52,731
600		Maxim Integrated Products, Inc.	25,812
1,600		National Semiconductor Corp.	31,920
500	@	Qlogic Corp.	20,145
1,850		Texas Instruments, Inc.	48,970
			1,374,879
		Software: 1.4%
1,200		Adobe Systems, Inc.	74,100
1,600		Autodesk, Inc.	47,552
3,200		Automatic Data Processing, Inc.	137,472
1,550	@	BMC Software, Inc.	23,173
800	@	Citrix Systems, Inc.	18,000
3,100		Computer Associates Intl., Inc.	83,979
2,200	@	Compuware Corp.	14,872
1,650	@	Electronic Arts, Inc.	106,409
4,749		First Data Corp.	194,804
1,000	@	Fiserv, Inc.	37,940
1,600		IMS Health, Inc.	38,960
1,100	@	Intuit, Inc.	47,080
500	@	Mercury Interactive Corp.	22,940
58,050		Microsoft Corp.	1,461,698
1,950	@	Novell, Inc.	10,218
46,100	@	Oracle Corp.	595,150
2,350	@	Siebel Systems, Inc.	20,046
2,500	@	Veritas Software Corp.	60,550
			2,994,943

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.5%
2,000		Alltel Corp.	$114,400
1,650		AT&T Corp.	32,060
1,950	@	Avaya, Inc.	27,300
10,000		BellSouth Corp.	258,000
600		CenturyTel, Inc.	20,184
35,450	@	Cisco Systems, Inc.	617,538
1,500	@	Comverse Technology, Inc.	34,815
2,800	@	Corning, Inc.	32,116
23,250	@	Lucent Technologies, Inc.	71,378
12,250		Motorola, Inc.	191,835
6,050	@	Nextel Communications, Inc.	178,052
8,400		QUALCOMM, Inc.	303,324
17,300		SBC Communications, Inc.	416,065
1,200		Scientific-Atlanta, Inc.	37,080
7,700		Sprint Corp.	182,336
2,700	@	Tellabs, Inc.	19,143
14,400		Verizon Communications, Inc.	517,968
			3,053,594
		Textiles: 0.0%
750		Cintas Corp.	32,835
			32,835
		Toys/Games/Hobbies: 0.0%
1,000		Hasbro, Inc.	21,120
2,250		Mattel, Inc.	47,070
			68,190
		Transportation: 0.3%
2,000		Burlington Northern Santa Fe Corp.	100,540
1,000		CSX Corp.	41,310
2,200		FedEx Corp.	215,116
2,700		Norfolk Southern Corp.	96,903
400		Ryder System, Inc.	16,984
1,300		Union Pacific Corp.	82,485
1,200		United Parcel Service, Inc.	92,988
			646,326

		Total Common Stock (Cost $56,496,728)	61,049,072

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.6%
		Federal Home Loan Mortgage Corporation: 30.8%
$73,000,000		4.310%, due 06/26/08	$63,743,673
			63,743,673
		Federal National Mortgage Association: 32.8%
5,430,000		4.260%, due 05/15/08 STRIP	4,768,300
72,000,000		4.280%, due 05/15/08 STRIP	63,190,512
			67,958,812

		Total U.S. Government Agency Obligations (Cost $138,178,526)	131,702,485

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. TREASURY OBLIGATIONS: 7.0%
		U.S. Treasury STRIP: 7.0%
$16,293,000		3.810%, due 05/15/08		$14,450,034

		Total U.S. Treasury Obligations (Cost $14,708,254)		14,450,034

		Total Long-Term Investments (Cost $209,383,508)		207,201,591

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
480,000		Goldman Sachs Repurchase Agreement dated 02/28/05,
		2.600%, due 03/01/05, $480,035 to be received upon
		repurchase (Collateralized by $495,000 Federal Home Loan
		Bank, 2.375%, Market Value plus accrued interest $490,786,
		due 02/15/06)		480,000

		Total Short-Term Investments (Cost $480,000)		480,000
		Total Investments In Securities
		(Cost $209,863,508)*	100.3%	$207,681,591
		Other Assets and Liabilities—Net	(0.3)	(571,537)

		Net Assets	100.0%	$207,110,054
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $210,540,312.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,554,372
		Gross Unrealized Depreciation		(8,413,093)
		Net Unrealized Depreciation		$(2,858,721)

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII			as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 32.9%
		Advertising: 0.1%
1,780	@	Interpublic Group of Cos., Inc.	$23,389
670		Omnicom Group, Inc.	61,017
			84,406
		Aerospace/Defense: 0.7%
4,420		Boeing Co.	242,966
790		General Dynamics Corp.	83,227
360		Goodrich Corp.	13,331
400		L-3 Communications Holdings, Inc.	28,840
2,330		Lockheed Martin Corp.	137,983
1,500		Northrop Grumman Corp.	79,350
1,850		Raytheon Co.	70,744
520		Rockwell Collins, Inc.	23,946
2,100		United Technologies Corp.	209,748
			890,135
		Agriculture: 0.6%
8,090		Altria Group, Inc.	531,108
3,330		Archer-Daniels-Midland Co.	80,253
1,050		Monsanto Co.	61,719
570		Reynolds American, Inc.	46,712
1,150		UST, Inc.	62,848
			782,640
		Airlines: 0.0%
1,200		Southwest Airlines Co.	16,620
			16,620
		Apparel: 0.2%
1,300	@	Coach, Inc.	72,189
520		Jones Apparel Group, Inc.	16,520
330		Liz Claiborne, Inc.	13,959
1,370		Nike, Inc.	119,122
160		Reebok Intl., Ltd.	7,066
750		VF Corp.	44,820
			273,676
		Auto Manufacturers: 0.2%
12,780		Ford Motor Co.	161,666
450		General Motors Corp.	16,052
1,175		PACCAR, Inc.	88,431
			266,149
		Auto Parts and Equipment: 0.0%
650	@	Goodyear Tire & Rubber Co.	9,399
670		Johnson Controls, Inc.	39,597
			48,996
		Banks: 2.3%
1,280		AmSouth Bancorporation	31,974
21,380		Bank of America Corp.	997,376
2,300		BB&T Corp.	90,045
940		Comerica, Inc.	53,655

PORTFOLIO OF INVESTMENTS

ING MidCap Opportuntities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

450		Compass Bancshares, Inc.	$20,435
310		First Horizon National Corp.	13,191
580		Huntington Bancshares, Inc.	13,062
2,050		KeyCorp	67,650
400		M & T Bank Corp.	39,604
770		Marshall & Ilsley Corp.	31,177
1,640		Mellon Financial Corp.	47,035
3,660		National City Corp.	130,918
1,885		North Fork Bancorporation, Inc.	54,307
910		Northern Trust Corp.	38,448
1,110		PNC Financial Services Group, Inc.	58,430
1,918		Regions Financial Corp.	61,875
1,250		State Street Corp.	54,813
1,370		SunTrust Banks, Inc.	99,243
492		Synovus Financial Corp.	13,363
3,090		The Bank of New York Co., Inc.	93,473
7,690		U.S. Bancorp	228,778
8,373		Wachovia Corp.	443,852
6,560		Wells Fargo & Co.	389,532
290		Zions Bancorporation	19,169
			3,091,405
		Beverages: 0.7%
3,160		Anheuser-Busch Cos., Inc.	149,942
400		Brown-Forman Corp.	20,360
9,540		Coca-Cola Co.	408,312
1,640		Coca-Cola Enterprises, Inc.	35,014
200		Molson Coors Brewing Co.	13,906
720		Pepsi Bottling Group, Inc.	19,598
6,480		PepsiCo, Inc.	349,013
			996,145
		Biotechnology: 0.3%
4,920	@	Amgen, Inc.	303,121
1,350	@	Biogen Idec, Inc.	52,178
400	@	Genzyme Corp.	22,436
150	@	Millipore Corp.	6,789
			384,524
		Building Materials: 0.1%
690		American Standard Cos., Inc.	31,602
1,820		Masco Corp.	61,370
310		Vulcan Materials Co.	17,937
			110,909
		Chemicals: 0.6%
900		Air Products & Chemicals, Inc.	56,358
150		Ashland, Inc.	9,794
4,080		Dow Chemical Co.	225,011
4,050		E.I. du Pont de Nemours & Co.	215,865
350		Eastman Chemical Co.	20,209
320		Ecolab, Inc.	10,147
510		Engelhard Corp.	15,428
270		International Flavors & Fragrances, Inc.	11,148
1,150		PPG Industries, Inc.	82,743
1,210		Praxair, Inc.	54,244
730		Rohm & Haas Co.	35,164
750		Sherwin-Williams Co.	33,225
270		Sigma-Aldrich Corp.	16,635
			785,971

PORTFOLIO OF INVESTMENTS

ING MidCap Opportuntities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3%
730	@	Apollo Group, Inc.	$53,757
4,030		Cendant Corp.	89,144
520		Equifax, Inc.	15,803
860		H&R Block, Inc.	45,838
1,650		McKesson Corp.	61,611
630		Moody’s Corp.	52,863
1,620		Paychex, Inc.	51,727
900		R.R. Donnelley & Sons Co.	29,889
600		Robert Half Intl., Inc.	17,502
			418,134
		Computers: 1.8%
100	@	Affiliated Computer Services, Inc.	5,170
5,520	@	Apple Computer, Inc.	247,627
600	@	Computer Sciences Corp.	27,738
16,530	@	Dell, Inc.	662,688
2,050		Electronic Data Systems Corp.	43,665
12,590	@	EMC Corp.	159,389
710	@	Gateway, Inc.	3,337
11,460		Hewlett-Packard Co.	238,368
8,800		International Business Machines Corp.	814,704
430	@	Lexmark Intl., Inc.	34,456
700	@	NCR Corp.	27,293
1,890	@	Network Appliance, Inc.	56,719
23,550	@	Sun Microsystems, Inc.	99,381
1,090	@	Sungard Data Systems, Inc.	28,460
1,200	@	Unisys Corp.	9,216
			2,458,211
		Cosmetics/Personal Care: 1.2%
510		Alberto-Culver Co.	26,658
1,850		Avon Products, Inc.	79,125
2,840		Colgate-Palmolive Co.	150,293
6,480		Gillette Co.	325,620
2,000		Kimberly-Clark Corp.	131,960
16,930		Procter & Gamble Co.	898,813
			1,612,469
		Distribution/Wholesale: 0.1%
1,000		Genuine Parts Co.	43,280
450		W.W. Grainger, Inc.	28,251
			71,531
		Diversified Financial Services: 2.3%
4,930		American Express Co.	266,959
680		Bear Stearns Cos., Inc.	67,660
960		Capital One Financial Corp.	73,613
5,250		Charles Schwab Corp.	55,125
1,050		CIT Group, Inc.	42,368
20,340		Citigroup, Inc.	970,624
3,110		Countrywide Financial Corp.	108,073
1,050	@	E*TRADE Financial Corp.	13,934
3,750		Fannie Mae	219,225
120		Federated Investors, Inc.	3,545
1,020		Franklin Resources, Inc.	71,594
2,600		Freddie Mac	161,200
2,020		Goldman Sachs Group, Inc.	219,776
1,050		Janus Capital Group, Inc.	14,732
1,430		Lehman Brothers Holdings, Inc.	130,387
4,960		MBNA Corp.	125,835
3,630		Merrill Lynch & Co., Inc.	212,645
4,430		Morgan Stanley	250,161
1,780	@	Providian Financial Corp.	30,527
1,520		SLM Corp.	74,176
500		T. Rowe Price Group, Inc.	30,695
			3,142,854

PORTFOLIO OF INVESTMENTS

ING MidCap Opportuntities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.0%
4,500	@	AES Corp.	$75,330
500	@	Allegheny Energy, Inc.	9,465
750		Ameren Corp.	38,603
1,690		American Electric Power Co., Inc.	56,446
1,150		CenterPoint Energy, Inc.	13,777
500		Cinergy Corp.	20,225
850		Consolidated Edison, Inc.	36,338
950		Constellation Energy Group, Inc.	48,897
1,300		Dominion Resources, Inc.	93,639
700		DTE Energy Co.	30,954
6,360		Duke Energy Corp.	171,655
1,260		Edison Intl.	40,925
850		Entergy Corp.	58,752
2,680		Exelon Corp.	121,564
270		FirstEnergy Corp.	11,135
740		FPL Group, Inc.	58,719
1,150		NiSource, Inc.	26,036
1,440	@	PG&E Corp.	50,659
240		Pinnacle West Capital Corp.	10,020
690		PPL Corp.	37,633
1,000		Progress Energy, Inc.	43,340
200		Public Service Enterprise Group, Inc.	10,910
3,090		Southern Co.	99,251
900		TECO Energy, Inc.	14,301
1,570		TXU Corp.	119,713
1,320		Xcel Energy, Inc.	23,390
			1,321,677
		Electrical Components and Equipment: 0.1%
1,620		Emerson Electric Co.	107,438
			107,438
		Electronics: 0.2%
1,600	@	Agilent Technologies, Inc.	38,399
600		Applera Corp. - Applied Biosystems Group	12,324
450	@	Fisher Scientific Intl.	27,293
570	@	Jabil Circuit, Inc.	14,655
340		Parker Hannifin Corp.	22,372
390		PerkinElmer, Inc.	8,650
1,640	@	Sanmina-SCI Corp.	9,102
4,150	@	Solectron Corp.	20,543
250		Tektronix, Inc.	7,230
970	@	Thermo Electron Corp.	26,636
350	@	Waters Corp.	17,098
			204,302
		Engineering and Construction: 0.0%
50		Fluor Corp.	3,138
			3,138
		Environmental Control: 0.0%
2,010		Waste Management, Inc.	58,772
			58,772
		Food: 0.4%
300		Albertson’s, Inc.	6,717
1,750		Campbell Soup Co.	48,475
1,950		ConAgra Foods, Inc.	53,274
1,500		General Mills, Inc.	78,554
1,150		H.J. Heinz Co.	43,286

PORTFOLIO OF INVESTMENTS

ING MidCap Opportuntities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

950		Hershey Foods Corp.	$59,850
1,420		Kellogg Co.	62,480
1,100	@	Kroger Co.	19,789
550		McCormick & Co., Inc.	20,895
1,800	@	Safeway, Inc.	33,120
2,750		Sara Lee Corp.	61,600
770		SUPERVALU, Inc.	24,463
1,160		Wm. Wrigley Jr. Co.	77,210
			589,713
		Forest Products and Paper: 0.2%
1,100		Georgia-Pacific Corp.	39,391
2,060		International Paper Co.	76,940
510		Louisiana-Pacific Corp.	13,398
1,150		MeadWestvaco Corp.	36,064
550		Plum Creek Timber Co., Inc.	20,653
250		Temple-Inland, Inc.	20,050
1,000		Weyerhaeuser Co.	66,930
			273,426
		Gas: 0.1%
430		KeySpan Corp.	17,007
100		Nicor, Inc.	3,729
1,150		Sempra Energy	46,000
			66,736
		Hand/Machine Tools: 0.0%
560		Black & Decker Corp.	46,435
90		Snap-On, Inc.	2,979
280		Stanley Works	12,950
			62,364
		Healthcare-Products: 1.4%
260		Bausch & Lomb, Inc.	18,405
960		Baxter Intl., Inc.	34,234
1,700		Becton Dickinson & Co.	101,779
1,000		Biomet, Inc.	42,220
3,210	@	Boston Scientific Corp.	104,839
340		C.R. Bard, Inc.	22,610
1,270		Guidant Corp.	93,205
15,740		Johnson & Johnson	1,032,544
4,620		Medtronic, Inc.	240,794
1,340	@	St. Jude Medical, Inc.	52,394
300		Stryker Corp.	14,898
910	@	Zimmer Holdings, Inc.	78,169
			1,836,091
		Healthcare-Services: 0.7%
1,070		Aetna Inc.	156,241
1,600		HCA, Inc.	75,536
1,090	@	Humana, Inc.	36,264
450	@	Laboratory Corp. Of America Holdings	21,551
390		Manor Care, Inc.	13,287
440		Quest Diagnostics, Inc.	43,736
4,370		UnitedHealth Group, Inc.	398,370
1,940	@	WellPoint, Inc.	236,796
			981,781
		Home Builders: 0.0%
110		Centex Corp.	6,995
			6,995

PORTFOLIO OF INVESTMENTS

ING MidCap Opportuntities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
510		Leggett & Platt, Inc.	$14,112
290		Whirlpool Corp.	18,487
			32,599
		Household Products/Wares: 0.1%
350		Avery Dennison Corp.	21,245
860		Clorox Co.	51,634
500		Fortune Brands, Inc.	40,500
			113,379
		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	24,519
			24,519
		Insurance: 1.6%
1,140	@@	ACE Ltd.	50,684
2,020		AFLAC, Inc.	77,427
2,790		Allstate Corp.	149,767
370		AMBAC Financial Group, Inc.	28,779
10,170		American Intl. Group, Inc.	679,355
1,260		Chubb Corp.	99,679
890		CIGNA Corp.	80,812
482		Cincinnati Financial Corp.	21,560
1,150		Hartford Financial Services Group, Inc.	82,743
360		Jefferson-Pilot Corp.	17,626
710		Lincoln National Corp.	33,264
1,350		Loews Corp.	96,228
570		MBIA, Inc.	33,402
3,790		MetLife, Inc.	155,541
520		MGIC Investment Corp.	32,625
960		Principal Financial Group	37,459
780		Progressive Corp.	67,938
2,700		Prudential Financial, Inc.	153,900
720		Safeco Corp.	34,337
2,550		St. Paul Travelers Cos., Inc.	97,716
330		Torchmark Corp.	17,196
900		UnumProvident Corp.	15,228
570	@@	XL Capital Ltd.	42,750
			2,106,016
		Internet: 0.4%
5,160	@	eBay, Inc.	221,054
4,700	@	Symantec Corp.	103,447
5,650	@	Yahoo!, Inc.	182,326
			506,827
		Iron/Steel: 0.1%
400		Allegheny Technologies, Inc.	9,844
650		Nucor Corp.	40,521
750		United States Steel Corp.	46,770
			97,135
		Leisure Time: 0.2%
320		Brunswick Corp.	14,925
2,450		Carnival Corp.	133,230
1,020		Harley-Davidson, Inc.	63,118
650		Sabre Holdings Corp.	13,702
			224,975

PORTFOLIO OF INVESTMENTS

ING MidCap Opportuntities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
320		Harrah’s Entertainment, Inc.	$20,989
1,970		Hilton Hotels Corp.	41,488
1,270		Marriott Intl., Inc.	81,407
740		Starwood Hotels & Resorts Worldwide, Inc.	42,358
			186,242
		Machinery-Construction and Mining: 0.0%
250		Caterpillar, Inc.	23,763
			23,763
		Machinery-Diversified: 0.1%
250		Cummins, Inc.	18,353
1,010		Deere & Co.	71,821
1,020		Rockwell Automation, Inc.	63,393
			153,567
		Media: 0.7%
1,700	@	Comcast Corp.	55,335
190		Gannett Co., Inc.	14,963
1,000		McGraw-Hill Cos., Inc.	91,850
140		Meredith Corp.	6,425
490		New York Times Co.	17,963
2,100		News Corp.	34,944
17,870	@	Time Warner, Inc.	307,899
370		Tribune Co.	15,070
6,600		Viacom, Inc.	230,340
7,890		Walt Disney Co.	220,447
			995,236
		Mining: 0.0%
420		Phelps Dodge Corp.	44,709
			44,709
		Miscellaneous Manufacturing: 1.9%
3,000		3M Co.	251,820
390		Cooper Industries Ltd.	27,054
1,050		Danaher Corp.	56,879
600		Dover Corp.	23,202
1,170		Eastman Kodak Co.	39,768
600		Eaton Corp.	41,850
41,500		General Electric Co.	1,460,799
3,280		Honeywell Intl., Inc.	124,542
1,130		Illinois Tool Works, Inc.	101,418
680	@@	Ingersoll-Rand Co.	57,290
320		ITT Industries, Inc.	28,144
410		Pall Corp.	11,099
710		Textron, Inc.	54,919
7,810	@@	Tyco Intl., Ltd.	261,478
			2,540,262
		Office/Business Equipment: 0.1%
900		Pitney Bowes, Inc.	41,274
3,760	@	Xerox Corp.	58,656
			99,930
		Oil and Gas: 3.2%
490		Amerada Hess Corp.	49,196
1,360		Anadarko Petroleum Corp.	104,530
1,020		Apache Corp.	64,138
2,390		Burlington Resources, Inc.	118,616
11,540		ChevronTexaco Corp.	716,402

PORTFOLIO OF INVESTMENTS

ING MidCap Opportuntities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

3,730		ConocoPhillips	$413,619
2,060		Devon Energy Corp.	96,387
390		EOG Resources, Inc.	35,537
35,150		Exxon Mobil Corp.	2,225,346
520		Kerr-McGee Corp.	40,383
1,300		Marathon Oil Corp.	61,542
350		Noble Corp.	19,975
1,380		Occidental Petroleum Corp.	96,973
360		Sunoco, Inc.	35,676
1,000	@	Transocean, Inc.	48,480
970		Unocal Corp.	52,477
1,450		Valero Energy Corp.	103,298
			4,282,575
		Oil and Gas Services: 0.1%
1,400		Baker Hughes, Inc.	66,192
620		BJ Services Co.	30,975
1,650		Halliburton Co.	72,551
			169,718
		Packaging and Containers: 0.0%
580		Ball Corp.	25,752
320		Bemis Co.	9,549
580	@	Pactiv Corp.	13,114
290	@	Sealed Air Corp.	15,158
			63,573
		Pharmaceuticals: 1.6%
1,200		Abbott Laboratories	55,188
490		Allergan, Inc.	36,838
550		AmerisourceBergen Corp.	32,945
7,520		Bristol-Myers Squibb Co.	188,226
2,800		Cardinal Health, Inc.	163,940
3,200	@	Caremark Rx, Inc.	122,496
910		Eli Lilly & Co.	50,960
320	@	Express Scripts, Inc.	24,093
1,470	@	Forest Laboratories, Inc.	62,769
1,500	@	Gilead Sciences, Inc.	51,825
400	@	Hospira, Inc.	11,840
700	@	King Pharmaceuticals, Inc.	6,685
1,020	@	Medco Health Solutions, Inc.	45,308
8,510		Merck & Co., Inc.	269,767
29,670		Pfizer, Inc.	780,024
5,150		Wyeth	210,223
			2,113,127
		Pipelines: 0.0%
1,700		El Paso Corp.	20,961
140		Kinder Morgan, Inc.	11,224
1,670		Williams Cos., Inc.	31,446
			63,631
		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	13,391
800		Archstone-Smith Trust	27,064
1,500		Equity Office Properties Trust	45,255
1,050		Equity Residential	34,451
500		ProLogis	19,880
810		Simon Property Group, Inc.	50,187
			190,228

PORTFOLIO OF INVESTMENTS

ING MidCap Opportuntities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.5%
1,100	@	Autonation, Inc.	$21,483
1,040	@	Bed Bath & Beyond, Inc.	39,021
1,710		Best Buy Co., Inc.	92,374
1,050		Circuit City Stores, Inc.	16,412
2,470		Costco Wholesale Corp.	115,077
1,380		CVS Corp.	68,765
1,000		Darden Restaurants, Inc.	26,800
700		Family Dollar Stores, Inc.	23,044
650		Federated Department Stores, Inc.	36,693
4,780		Gap, Inc.	101,957
11,400		Home Depot, Inc.	456,227
2,100		J.C. Penney Co., Inc. Holding Co.	93,429
1,970		Limited Brands, Inc.	46,847
2,990		Lowe’s Cos., Inc.	175,752
860		May Department Stores Co.	29,679
6,660		McDonald’s Corp.	220,313
390		Nordstrom, Inc.	20,966
1,700	@	Office Depot, Inc.	32,725
700		RadioShack Corp.	20,692
350		Sears Roebuck and Co.	17,476
3,380		Staples, Inc.	106,538
2,160	@	Starbucks Corp.	111,910
3,500		Target Corp.	177,870
1,680		TJX Cos., Inc.	41,026
900	@	Toys R US, Inc.	20,583
16,690		Wal-Mart Stores, Inc.	861,370
6,770		Walgreen Co.	289,958
780		Wendy’s Intl., Inc.	29,523
1,020		Yum! Brands, Inc.	49,756
			3,344,266
		Savings and Loans: 0.2%
1,220		Golden West Financial Corp.	75,506
3,310		Washington Mutual, Inc.	138,887
			214,393
		Semiconductors: 0.7%
1,120	@	Altera Corp.	23,229
1,520		Analog Devices, Inc.	55,814
6,400	@	Applied Materials, Inc.	112,000
500	@	Broadcom Corp.	16,125
1,699	@	Freescale Semiconductor, Inc.	32,587
24,790		Intel Corp.	594,463
650	@	KLA-Tencor Corp.	32,117
1,030		Linear Technology Corp.	40,232
410		Maxim Integrated Products, Inc.	17,638
1,190		National Semiconductor Corp.	23,741
400	@	Qlogic Corp.	16,116
1,360		Texas Instruments, Inc.	35,999
			1,000,061
		Software: 1.6%
860		Adobe Systems, Inc.	53,105
1,160		Autodesk, Inc.	34,475
2,210		Automatic Data Processing, Inc.	94,942
1,110	@	BMC Software, Inc.	16,595
540	@	Citrix Systems, Inc.	12,150
2,420		Computer Associates Intl., Inc.	65,558
1,640	@	Compuware Corp.	11,086
1,220	@	Electronic Arts, Inc.	78,678
3,347		First Data Corp.	137,294
740	@	Fiserv, Inc.	28,076
680		IMS Health, Inc.	16,558
530	@	Intuit, Inc.	22,684
350	@	Mercury Interactive Corp.	16,058
42,500		Microsoft Corp.	1,070,149

PORTFOLIO OF INVESTMENTS

ING MidCap Opportuntities Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,630	@	Novell, Inc.	$8,541
34,370	@	Oracle Corp.	443,717
1,570	@	Siebel Systems, Inc.	13,392
1,290	@	Veritas Software Corp.	31,244
			2,154,302
		Telecommunications: 1.7%
1,710		Alltel Corp.	97,812
1,170		AT&T Corp.	22,733
2,350	@	Avaya, Inc.	32,900
7,060		BellSouth Corp.	182,148
390		CenturyTel, Inc.	13,120
25,600	@	Cisco Systems, Inc.	445,951
540	@	Comverse Technology, Inc.	12,533
2,100	@	Corning, Inc.	24,087
16,000	@	Lucent Technologies, Inc.	49,120
9,230		Motorola, Inc.	144,542
4,220	@	Nextel Communications, Inc.	124,195
6,290		QUALCOMM, Inc.	227,132
13,010		SBC Communications, Inc.	312,891
710		Scientific-Atlanta, Inc.	21,939
5,350		Sprint Corp.	126,688
1,990	@	Tellabs, Inc.	14,109
10,650		Verizon Communications, Inc.	383,081
			2,234,981
		Textiles: 0.0%
490		Cintas Corp.	21,452
			21,452
		Toys/Games/Hobbies: 0.0%
760		Hasbro, Inc.	16,051
1,150		Mattel, Inc.	24,058
			40,109
		Transportation: 0.3%
1,490		Burlington Northern Santa Fe Corp.	74,902
750		CSX Corp.	30,983
1,610		FedEx Corp.	157,426
1,480		Norfolk Southern Corp.	53,117
270		Ryder System, Inc.	11,464
950		Union Pacific Corp.	60,278
880		United Parcel Service, Inc.	68,191
			456,361

		Total Common Stock (Cost $42,060,351)	44,445,144

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.3%
		Federal Home Loan Mortgage Corporation: 63.3%
$100,000,000		4.230%, due 12/22/08	$85,391,201

		Total U.S. Government Agency Obligations (Cost $87,160,043)	85,391,201

U.S. TREASURY OBLIGATIONS: 4.1%
		U.S. Treasury STRIP: 4.1%
6,314,000		3.890%, due 11/15/08	5,479,958

		Total U.S. Treasury Obligations (Cost $5,619,774)	5,479,958

		Total Long-Term Investments (Cost $134,840,168)	135,316,303

PORTFOLIO OF INVESTMENTS

ING MidCap Opportuntities Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
$242,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $242,017 to be received upon repurchase (Collateralized by $260,000, Federal National Mortgage Association, 2.300%, Market Value plus accrued interest $254,889, due 12/26/06)		$242,000
		Total Short-Term Investments (Cost $242,000)		242,000
		Total Investments In Securities
		(Cost $135,082,168)*	100.5%	$135,558,303
		Other Assets and Liabilities—Net	(0.5)	(607,680)
		Net Assets	100.0%	$134,950,623
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $136,730,627.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,798,957
		Gross Unrealized Depreciation		(2,971,281)
		Net Unrealized Depreciation		$(1,172,324)

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 37.2%
		Advertising: 0.1%
1,000	@	Interpublic Group of Cos., Inc.	$13,140
600		Omnicom Group, Inc.	54,642
			67,782
		Aerospace/Defense: 0.7%
3,500		Boeing Co.	192,395
650		General Dynamics Corp.	68,478
400		Goodrich Corp.	14,812
300		L-3 Communications Holdings, Inc.	21,630
1,800		Lockheed Martin Corp.	106,596
1,150		Northrop Grumman Corp.	60,835
1,450		Raytheon Co.	55,448
500		Rockwell Collins, Inc.	23,025
1,600		United Technologies Corp.	159,808
			703,027
		Agriculture: 0.7%
6,350		Altria Group, Inc.	416,877
2,650		Archer-Daniels-Midland Co.	63,865
850		Monsanto Co.	49,963
450		Reynolds American, Inc.	36,878
900		UST, Inc.	49,185
			616,768
		Airlines: 0.0%
950		Southwest Airlines Co.	13,158
			13,158
		Apparel: 0.2%
1,050	@	Coach, Inc.	58,307
450		Jones Apparel Group, Inc.	14,297
450		Liz Claiborne, Inc.	19,035
1,100		Nike, Inc.	95,644
100		Reebok Intl., Ltd.	4,416
600		VF Corp.	35,856
			227,555
		Auto Manufacturers: 0.2%
9,650		Ford Motor Co.	122,072
350		General Motors Corp.	12,485
900		PACCAR, Inc.	67,734
			202,291
		Auto Parts and Equipment: 0.1%
800	@	Goodyear Tire & Rubber Co.	11,568
550		Johnson Controls, Inc.	32,505
			44,073
		Banks: 2.6%
900		AmSouth Bancorporation	22,482
16,800		Bank of America Corp.	783,719
1,750		BB&T Corp.	68,513
750		Comerica, Inc.	42,810

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

300		Compass Bancshares, Inc.	$13,623
250		First Horizon National Corp.	10,638
600		Huntington Bancshares, Inc.	13,512
1,650		KeyCorp	54,450
400		M & T Bank Corp.	39,604
550		Marshall & Ilsley Corp.	22,270
1,300		Mellon Financial Corp.	37,284
2,900		National City Corp.	103,732
1,275		North Fork Bancorporation, Inc.	36,733
650		Northern Trust Corp.	27,463
850		PNC Financial Services Group, Inc.	44,744
1,387		Regions Financial Corp.	44,745
900		State Street Corp.	39,465
1,100		SunTrust Banks, Inc.	79,684
391		Synovus Financial Corp.	10,620
2,400		The Bank of New York Co., Inc.	72,600
5,800		U.S. Bancorp	172,549
6,551		Wachovia Corp.	347,268
5,100		Wells Fargo & Co.	302,837
200		Zions Bancorporation	13,220
			2,404,565
		Beverages: 0.8%
2,450		Anheuser-Busch Cos., Inc.	116,253
300		Brown-Forman Corp.	15,270
7,550		Coca-Cola Co.	323,139
1,200		Coca-Cola Enterprises, Inc.	25,620
250		Molson Coors Brewing Co.	17,383
650		Pepsi Bottling Group, Inc.	17,693
5,250		PepsiCo, Inc.	282,765
			798,123
		Biotechnology: 0.3%
3,950	@	Amgen, Inc.	243,359
1,050	@	Biogen Idec, Inc.	40,583
300	@	Genzyme Corp.	16,827
100	@	Millipore Corp.	4,526
			305,295
		Building Materials: 0.1%
650		American Standard Cos., Inc.	29,770
1,450		Masco Corp.	48,894
250		Vulcan Materials Co.	14,465
			93,129
		Chemicals: 0.7%
750		Air Products & Chemicals, Inc.	46,965
200		Ashland, Inc.	13,058
3,100		Dow Chemical Co.	170,965
3,250		E.I. du Pont de Nemours & Co.	173,224
300		Eastman Chemical Co.	17,322
300		Ecolab, Inc.	9,513
450		Engelhard Corp.	13,613
200		International Flavors & Fragrances, Inc.	8,258
850		PPG Industries, Inc.	61,158
1,100		Praxair, Inc.	49,313
600		Rohm & Haas Co.	28,902
650		Sherwin-Williams Co.	28,795
200		Sigma-Aldrich Corp.	12,322
			633,408

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3%
550	@	Apollo Group, Inc.	$40,502
3,250		Cendant Corp.	71,890
600		Equifax, Inc.	18,234
600		H&R Block, Inc.	31,980
1,300		McKesson Corp.	48,542
450		Moody’s Corp.	37,760
1,000		Paychex, Inc.	31,930
700		R.R. Donnelley & Sons Co.	23,247
500		Robert Half Intl., Inc.	14,585
			318,670
		Computers: 2.1%
350	@	Affiliated Computer Services, Inc.	18,095
4,300	@	Apple Computer, Inc.	192,898
550	@	Computer Sciences Corp.	25,427
13,050	@	Dell, Inc.	523,174
1,400		Electronic Data Systems Corp.	29,820
9,900	@	EMC Corp.	125,334
1,000	@	Gateway, Inc.	4,700
9,450		Hewlett-Packard Co.	196,560
6,900		International Business Machines Corp.	638,801
400	@	Lexmark Intl., Inc.	32,052
500	@	NCR Corp.	19,495
1,500	@	Network Appliance, Inc.	45,015
17,750	@	Sun Microsystems, Inc.	74,905
700	@	Sungard Data Systems, Inc.	18,277
800	@	Unisys Corp.	6,144
			1,950,697
		Cosmetics/Personal Care: 1.3%
400		Alberto-Culver Co.	20,908
1,450		Avon Products, Inc.	62,017
2,250		Colgate-Palmolive Co.	119,070
5,100		Gillette Co.	256,275
1,500		Kimberly-Clark Corp.	98,970
13,300		Procter & Gamble Co.	706,097
			1,263,337
		Distribution/Wholesale: 0.1%
850		Genuine Parts Co.	36,788
500		W.W. Grainger, Inc.	31,390
			68,178
		Diversified Financial Services: 2.6%
3,900		American Express Co.	211,184
550		Bear Stearns Cos., Inc.	54,725
750		Capital One Financial Corp.	57,510
4,150		Charles Schwab Corp.	43,575
850		CIT Group, Inc.	34,298
16,000		Citigroup, Inc.	763,519
2,450		Countrywide Financial Corp.	85,138
850	@	E*TRADE Financial Corp.	11,280
3,000		Fannie Mae	175,379
350		Federated Investors, Inc.	10,339
800		Franklin Resources, Inc.	56,152
2,150		Freddie Mac	133,300
1,500		Goldman Sachs Group, Inc.	163,200
650		Janus Capital Group, Inc.	9,120
1,150		Lehman Brothers Holdings, Inc.	104,857
4,000		MBNA Corp.	101,480
2,900		Merrill Lynch & Co., Inc.	169,882
3,350		Morgan Stanley	189,174
1,150	@	Providian Financial Corp.	19,723
1,200		SLM Corp.	58,560
350		T. Rowe Price Group, Inc.	21,487
			2,473,882

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.1%
3,550	@	AES Corp.	$59,427
400	@	Allegheny Energy, Inc.	7,572
600		Ameren Corp.	30,882
1,050		American Electric Power Co., Inc.	35,070
950		CenterPoint Energy, Inc.	11,381
400		Cinergy Corp.	16,180
700		Consolidated Edison, Inc.	29,925
750		Constellation Energy Group, Inc.	38,603
1,000		Dominion Resources, Inc.	72,030
550		DTE Energy Co.	24,321
5,050		Duke Energy Corp.	136,299
1,100		Edison Intl.	35,728
650		Entergy Corp.	44,928
2,100		Exelon Corp.	95,256
200		FirstEnergy Corp.	8,248
550		FPL Group, Inc.	43,643
900		NiSource, Inc.	20,376
1,050	@	PG&E Corp.	36,939
300		Pinnacle West Capital Corp.	12,525
550		PPL Corp.	29,997
800		Progress Energy, Inc.	34,672
150		Public Service Enterprise Group, Inc.	8,183
2,300		Southern Co.	73,876
700		TECO Energy, Inc.	11,123
1,250		TXU Corp.	95,312
1,300		Xcel Energy, Inc.	23,036
			1,035,532
		Electrical Components and Equipment: 0.1%
1,300		Emerson Electric Co.	86,216
			86,216
		Electronics: 0.2%
1,150	@	Agilent Technologies, Inc.	27,599
700		Applera Corp. - Applied Biosystems Group	14,378
250	@	Fisher Scientific Intl.	15,163
450	@	Jabil Circuit, Inc.	11,570
350		Parker Hannifin Corp.	23,030
500		PerkinElmer, Inc.	11,090
1,700	@	Sanmina-SCI Corp.	9,435
3,250	@	Solectron Corp.	16,088
300		Tektronix, Inc.	8,676
800	@	Thermo Electron Corp.	21,968
300	@	Waters Corp.	14,655
			173,652
		Engineering and Construction: 0.0%
250		Fluor Corp.	15,688
			15,688
		Environmental Control: 0.1%
1,850		Waste Management, Inc.	54,094
			54,094
		Food: 0.5%
250		Albertson’s, Inc.	5,598
1,150		Campbell Soup Co.	31,855
1,550		ConAgra Foods, Inc.	42,346
1,200		General Mills, Inc.	62,844
1,000		H.J. Heinz Co.	37,640

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

800		Hershey Foods Corp.	$50,400
1,300		Kellogg Co.	57,200
900	@	Kroger Co.	16,191
400		McCormick & Co., Inc.	15,196
1,300	@	Safeway, Inc.	23,920
2,150		Sara Lee Corp.	48,160
550		SUPERVALU, Inc.	17,474
950		Wm. Wrigley Jr. Co.	63,231
			472,055
		Forest Products and Paper: 0.2%
950		Georgia-Pacific Corp.	34,020
1,650		International Paper Co.	61,628
430		Louisiana-Pacific Corp.	11,296
900		MeadWestvaco Corp.	28,224
450		Plum Creek Timber Co., Inc.	16,898
200		Temple-Inland, Inc.	16,040
1,000		Weyerhaeuser Co.	66,929
			235,035
		Gas: 0.1%
400		KeySpan Corp.	15,820
100		Nicor, Inc.	3,729
950		Sempra Energy	38,000
			57,549
		Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	33,168
100		Snap-On, Inc.	3,310
300		Stanley Works	13,875
			50,353
		Healthcare-Products: 1.5%
200		Bausch & Lomb, Inc.	14,158
650		Baxter Intl., Inc.	23,179
1,350		Becton Dickinson & Co.	80,825
800		Biomet, Inc.	33,776
2,600	@	Boston Scientific Corp.	84,916
250		C.R. Bard, Inc.	16,625
1,000		Guidant Corp.	73,390
12,350		Johnson & Johnson	810,160
3,800		Medtronic, Inc.	198,056
1,200	@	St. Jude Medical, Inc.	46,920
250		Stryker Corp.	12,415
800	@	Zimmer Holdings, Inc.	68,720
			1,463,140
		Healthcare-Services: 0.8%
750		Aetna Inc.	109,515
1,300		HCA, Inc.	61,373
900	@	Humana, Inc.	29,943
350	@	Laboratory Corp. Of America Holdings	16,762
300		Manor Care, Inc.	10,221
300		Quest Diagnostics, Inc.	29,820
3,450		UnitedHealth Group, Inc.	314,502
1,550	@	WellPoint, Inc.	189,193
			761,329
		Home Builders: 0.0%
100		Centex Corp.	6,359
			6,359

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
600		Leggett & Platt, Inc.	$16,602
200		Whirlpool Corp.	12,750
			29,352
		Household Products/Wares: 0.1%
350		Avery Dennison Corp.	21,245
800		Clorox Co.	48,032
400		Fortune Brands, Inc.	32,400
			101,677
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	17,832
			17,832
		Insurance: 1.7%
950	@@	ACE Ltd.	42,237
1,600		AFLAC, Inc.	61,328
2,100		Allstate Corp.	112,728
300		AMBAC Financial Group, Inc.	23,334
8,050		American Intl. Group, Inc.	537,739
1,000		Chubb Corp.	79,110
750		CIGNA Corp.	68,100
575		Cincinnati Financial Corp.	25,720
900		Hartford Financial Services Group, Inc.	64,755
150		Jefferson-Pilot Corp.	7,344
700		Lincoln National Corp.	32,795
900		Loews Corp.	64,152
350		MBIA, Inc.	20,510
2,950		MetLife, Inc.	121,068
400		MGIC Investment Corp.	25,096
850		Principal Financial Group	33,167
550		Progressive Corp.	47,905
2,100		Prudential Financial, Inc.	119,700
650		Safeco Corp.	30,999
2,000		St. Paul Travelers Cos., Inc.	76,640
300		Torchmark Corp.	15,633
750		UnumProvident Corp.	12,690
400	@@	XL Capital Ltd.	30,000
			1,652,750
		Internet: 0.4%
4,100	@	eBay, Inc.	175,643
3,750	@	Symantec Corp.	82,538
4,250	@	Yahoo!, Inc.	137,148
			395,329
		Iron/Steel: 0.1%
550		Nucor Corp.	34,287
650		United States Steel Corp.	40,534
			74,821
		Leisure Time: 0.2%
250		Brunswick Corp.	11,660
1,950		Carnival Corp.	106,041
900		Harley-Davidson, Inc.	55,692
500		Sabre Holdings Corp.	10,540
			183,933

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
250		Harrah’s Entertainment, Inc.	$6,398
1,150		Hilton Hotels Corp.	24,219
850		Marriott Intl., Inc.	54,485
650		Starwood Hotels & Resorts Worldwide, Inc.	37,206
			132,308
		Machinery-Construction and Mining: 0.0%
200		Caterpillar, Inc.	19,010
			19,010
		Machinery-Diversified: 0.1%
200		Cummins, Inc.	14,682
700		Deere & Co.	49,777
800		Rockwell Automation, Inc.	49,720
			114,179
		Media: 0.8%
1,350	@	Comcast Corp.	43,943
150		Gannett Co., Inc.	11,813
800		McGraw-Hill Cos., Inc.	73,480
100		Meredith Corp.	4,589
300		New York Times Co.	10,998
1,650		News Corp.	27,456
14,200	@	Time Warner, Inc.	244,665
350		Tribune Co.	14,256
5,300		Viacom, Inc.	184,970
6,400		Walt Disney Co.	178,816
			794,986
		Mining: 0.0%
400		Phelps Dodge Corp.	42,580
			42,580
		Miscellaneous Manufacturing: 2.2%
2,400		3M Co.	201,456
300		Cooper Industries Ltd.	20,811
950		Danaher Corp.	51,462
500		Dover Corp.	19,335
1,200		Eastman Kodak Co.	40,788
500		Eaton Corp.	34,875
32,600		General Electric Co.	1,147,519
2,650		Honeywell Intl., Inc.	100,621
900		Illinois Tool Works, Inc.	80,775
550	@@	Ingersoll-Rand Co.	46,338
300		ITT Industries, Inc.	26,385
300		Pall Corp.	8,121
600		Textron, Inc.	46,410
6,200	@@	Tyco Intl., Ltd.	207,575
			2,032,471
		Office/Business Equipment: 0.1%
750		Pitney Bowes, Inc.	34,395
3,550	@	Xerox Corp.	55,380
			89,775
		Oil and Gas: 3.6%
300		Amerada Hess Corp.	30,120
1,100		Anadarko Petroleum Corp.	84,546
1,000		Apache Corp.	62,880
1,900		Burlington Resources, Inc.	94,297
9,100		ChevronTexaco Corp.	564,927
2,950		ConocoPhillips	327,126
1,600		Devon Energy Corp.	74,864
300		EOG Resources, Inc.	27,336

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

27,750		Exxon Mobil Corp.	$1,756,852
450		Kerr-McGee Corp.	34,947
1,000		Marathon Oil Corp.	47,340
50		Noble Corp.	2,854
1,100		Occidental Petroleum Corp.	77,297
350		Sunoco, Inc.	34,685
800	@	Transocean, Inc.	38,784
650		Unocal Corp.	35,165
1,250		Valero Energy Corp.	89,050
			3,383,070
		Oil and Gas Services: 0.1%
900		Baker Hughes, Inc.	42,552
500		BJ Services Co.	24,980
1,200		Halliburton Co.	52,764
			120,296
		Packaging and Containers: 0.1%
400		Ball Corp.	17,760
200		Bemis Co.	5,968
400	@	Pactiv Corp.	9,044
200	@	Sealed Air Corp.	10,454
			43,226
		Pharmaceuticals: 1.8%
950		Abbott Laboratories	43,691
400		Allergan, Inc.	30,072
350		AmerisourceBergen Corp.	20,965
6,050		Bristol-Myers Squibb Co.	151,432
2,200		Cardinal Health, Inc.	128,810
2,400	@	Caremark Rx, Inc.	91,872
700		Eli Lilly & Co.	39,200
200	@	Express Scripts, Inc.	15,058
1,150	@	Forest Laboratories, Inc.	49,105
1,200	@	Gilead Sciences, Inc.	41,460
350	@	Hospira, Inc.	10,360
600	@	King Pharmaceuticals, Inc.	5,730
800	@	Medco Health Solutions, Inc.	35,536
6,900		Merck & Co., Inc.	218,729
23,150		Pfizer, Inc.	608,613
4,100		Wyeth	167,362
			1,657,995
		Pipelines: 0.1%
1,800		El Paso Corp.	22,194
100		Kinder Morgan, Inc.	8,017
1,350		Williams Cos., Inc.	25,421
			55,632
		Real Estate Investment Trusts: 0.2%
250		Apartment Investment & Management Co.	9,565
650		Archstone-Smith Trust	21,990
1,150		Equity Office Properties Trust	34,696
850		Equity Residential	27,889
600		ProLogis	23,856
700		Simon Property Group, Inc.	43,371
			161,367
		Retail: 2.8%
850	@	Autonation, Inc.	16,601
100	@	Autozone, Inc.	9,690
950	@	Bed Bath & Beyond, Inc.	35,644
1,350		Best Buy Co., Inc.	72,927

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

750		Circuit City Stores, Inc.	$11,723
1,950		Costco Wholesale Corp.	90,851
1,200		CVS Corp.	59,796
600		Darden Restaurants, Inc.	16,080
350		Dillard’s, Inc.	8,155
550		Family Dollar Stores, Inc.	18,106
450		Federated Department Stores, Inc.	25,403
3,800		Gap, Inc.	81,054
9,250		Home Depot, Inc.	370,184
1,450		J.C. Penney Co., Inc. Holding Co.	64,511
1,400		Limited Brands, Inc.	33,292
2,400		Lowe’s Cos., Inc.	141,071
850		May Department Stores Co.	29,334
5,250		McDonald’s Corp.	173,669
350		Nordstrom, Inc.	18,816
800	@	Office Depot, Inc.	15,400
550		RadioShack Corp.	16,258
250		Sears Roebuck and Co.	12,483
2,700		Staples, Inc.	85,104
1,700	@	Starbucks Corp.	88,077
2,800		Target Corp.	142,295
1,550		TJX Cos., Inc.	37,851
1,000	@	Toys R US, Inc.	22,870
13,050		Wal-Mart Stores, Inc.	673,510
5,350		Walgreen Co.	229,140
450		Wendy’s Intl., Inc.	17,033
900		Yum! Brands, Inc.	43,902
			2,660,830
		Savings and Loans: 0.2%
950		Golden West Financial Corp.	58,796
2,750		Washington Mutual, Inc.	115,390
			174,186
		Semiconductors: 0.8%
950	@	Altera Corp.	19,703
1,100		Analog Devices, Inc.	40,392
5,200	@	Applied Materials, Inc.	90,999
400	@	Broadcom Corp.	12,900
1,010	@	Freescale Semiconductor, Inc.	19,372
19,600		Intel Corp.	470,007
450	@	KLA-Tencor Corp.	22,235
800		Linear Technology Corp.	31,248
350		Maxim Integrated Products, Inc.	15,057
1,000		National Semiconductor Corp.	19,950
350	@	Qlogic Corp.	14,102
1,050		Texas Instruments, Inc.	27,794
			783,759
		Software: 1.8%
700		Adobe Systems, Inc.	43,225
900		Autodesk, Inc.	26,748
1,800		Automatic Data Processing, Inc.	77,328
1,000	@	BMC Software, Inc.	14,950
450	@	Citrix Systems, Inc.	10,125
1,750		Computer Associates Intl., Inc.	47,408
1,450	@	Compuware Corp.	9,802
950	@	Electronic Arts, Inc.	61,266
2,550		First Data Corp.	104,600
500	@	Fiserv, Inc.	18,970
550		IMS Health, Inc.	13,393
550	@	Intuit, Inc.	23,540
300	@	Mercury Interactive Corp.	13,764
33,500		Microsoft Corp.	843,529
1,100	@	Novell, Inc.	5,764

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

27,000	@	Oracle Corp.	$348,569
1,250	@	Siebel Systems, Inc.	10,663
1,050	@	Veritas Software Corp.	25,431
			1,699,075
		Telecommunications: 1.9%
1,300		Alltel Corp.	74,360
900		AT&T Corp.	17,487
1,200	@	Avaya, Inc.	16,800
5,650		BellSouth Corp.	145,770
300		CenturyTel, Inc.	10,092
20,400	@	Cisco Systems, Inc.	355,367
700	@	Comverse Technology, Inc.	16,247
1,500	@	Corning, Inc.	17,205
14,000	@	Lucent Technologies, Inc.	42,980
7,550		Motorola, Inc.	118,233
3,400	@	Nextel Communications, Inc.	100,062
5,100		QUALCOMM, Inc.	184,161
10,250		SBC Communications, Inc.	246,513
600		Scientific-Atlanta, Inc.	18,540
4,550		Sprint Corp.	107,744
1,100	@	Tellabs, Inc.	7,799
8,550		Verizon Communications, Inc.	307,543
			1,786,903
		Textiles: 0.0%
500		Cintas Corp.	21,890
			21,890
		Toys/Games/Hobbies: 0.0%
700		Hasbro, Inc.	14,784
900		Mattel, Inc.	18,828
			33,612
		Transportation: 0.4%
1,150		Burlington Northern Santa Fe Corp.	57,811
600		CSX Corp.	24,786
1,250		FedEx Corp.	122,224
1,250		Norfolk Southern Corp.	44,863
200		Ryder System, Inc.	8,492
750		Union Pacific Corp.	47,588
700		United Parcel Service, Inc.	54,243
			360,007
		Total Common Stock
		(Cost $33,321,586)	35,217,791

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.3%
		Federal Home Loan Mortgage Corporation: 53.3%
$60,000,000		4.300%, due 04/21/09	$50,405,040
		Total U.S. Government Agency Obligations
		(Cost $51,130,541)	50,405,040
U.S. TREASURY OBLIGATIONS: 9.5%
		U.S. Treasury STRIP: 9.5%
10,411,000		3.910%, due 02/15/09	8,942,872
		Total U.S. Treasury Obligations
		(Cost $9,166,349)	8,942,872
		Total Long-Term Investments
		(Cost $93,618,476)	94,565,703

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX			as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
$453,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $453,033 to be received upon repurchase (Collateralized by $475,000 Federal National Mortgage Association, 2.125%, Market Value plus accrued interest $468,947, due 06/12/06)		$453,000
		Total Short-Term Investments
		(Cost $453,000)		453,000
		Total Investments In Securities
		(Cost $94,071,476)*	100.5%	$95,018,703
		Other Assets and Liabilities—Net	(0.5)	(500,060)
		Net Assets	100.0%	$94,518,643
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $94,981,942.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,799,691
		Gross Unrealized Depreciation		(1,762,930)
		Net Unrealized Appreciation		$36,761

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 36.9%
		Advertising: 0.1%
981	@	Interpublic Group of Cos., Inc.	$12,890
457		Omnicom Group, Inc.	41,619
			54,509
		Aerospace/Defense: 0.7%
2,565		Boeing Co.	140,999
449		General Dynamics Corp.	47,302
313		Goodrich Corp.	11,590
250		L-3 Communications Holdings, Inc.	18,025
1,349		Lockheed Martin Corp.	79,888
777		Northrop Grumman Corp.	41,103
1,081		Raytheon Co.	41,337
419		Rockwell Collins, Inc.	19,295
1,199		United Technologies Corp.	119,756
			519,295
		Agriculture: 0.7%
4,676		Altria Group, Inc.	306,978
1,945		Archer-Daniels-Midland Co.	46,875
604		Monsanto Co.	35,503
367		Reynolds American, Inc.	30,076
672		UST, Inc.	36,725
			456,157
		Airlines: 0.0%
650		Southwest Airlines Co.	9,003
			9,003
		Apparel: 0.2%
750	@	Coach, Inc.	41,648
353		Jones Apparel Group, Inc.	11,215
261		Liz Claiborne, Inc.	11,040
758		Nike, Inc.	65,907
142		Reebok Intl., Ltd.	6,271
413		VF Corp.	24,681
			160,762
		Auto Manufacturers: 0.2%
7,250		Ford Motor Co.	91,712
250		General Motors Corp.	8,918
631		PACCAR, Inc.	47,489
			148,119
		Auto Parts and Equipment: 0.1%
210		Cooper Tire & Rubber Co.	4,064
429	@	Goodyear Tire & Rubber Co.	6,203
430		Johnson Controls, Inc.	25,413
			35,680
		Banks: 2.5%
750		AmSouth Bancorporation	18,735
12,412		Bank of America Corp.	579,019
1,335		BB&T Corp.	52,265

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

437		Comerica, Inc.	$24,944
300		Compass Bancshares, Inc.	13,623
270		First Horizon National Corp.	11,489
498		Huntington Bancshares, Inc.	11,215
1,152		KeyCorp	38,016
271		M & T Bank Corp.	26,832
445		Marshall & Ilsley Corp.	18,018
928		Mellon Financial Corp.	26,615
2,118		National City Corp.	75,761
1,056		North Fork Bancorporation, Inc.	30,423
471		Northern Trust Corp.	19,900
629		PNC Financial Services Group, Inc.	33,111
1,066		Regions Financial Corp.	34,389
702		State Street Corp.	30,783
775		SunTrust Banks, Inc.	56,141
290		Synovus Financial Corp.	7,876
1,728		The Bank of New York Co., Inc.	52,272
4,168		U.S. Bancorp	123,998
4,985		Wachovia Corp.	264,255
3,863		Wells Fargo & Co.	229,385
199		Zions Bancorporation	13,154
			1,792,219
		Beverages: 0.8%
1,842		Anheuser-Busch Cos., Inc.	87,403
313		Brown-Forman Corp.	15,932
5,492		Coca-Cola Co.	235,057
1,062		Coca-Cola Enterprises, Inc.	22,674
107		Molson Coors Brewing Co.	7,440
509		Pepsi Bottling Group, Inc.	13,855
3,745		PepsiCo, Inc.	201,705
			584,066
		Biotechnology: 0.3%
2,927	@	Amgen, Inc.	180,332
701	@	Biogen Idec, Inc.	27,094
257	@	Genzyme Corp.	14,415
97	@	Millipore Corp.	4,390
			226,231
		Building Materials: 0.1%
471		American Standard Cos., Inc.	21,572
1,018		Masco Corp.	34,326
252		Vulcan Materials Co.	14,581
			70,479
		Chemicals: 0.7%
452		Air Products & Chemicals, Inc.	28,304
142		Ashland, Inc.	9,271
2,198		Dow Chemical Co.	121,220
2,361		E.I. du Pont de Nemours & Co.	125,840
311		Eastman Chemical Co.	17,957
273		Ecolab, Inc.	8,657
344		Engelhard Corp.	10,406
200	@	Hercules, Inc.	2,868
188		International Flavors & Fragrances, Inc.	7,763
685		PPG Industries, Inc.	49,286
815		Praxair, Inc.	36,536
451		Rohm & Haas Co.	21,725
512		Sherwin-Williams Co.	22,682
169		Sigma-Aldrich Corp.	10,412
			472,927

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3%
494	@	Apollo Group, Inc.	$36,378
2,345		Cendant Corp.	51,871
292		Equifax, Inc.	8,874
478		H&R Block, Inc.	25,477
961		McKesson Corp.	35,884
347		Moody’s Corp.	29,117
773		Paychex, Inc.	24,682
479		R.R. Donnelley & Sons Co.	15,908
495		Robert Half Intl., Inc.	14,439
			242,630
		Computers: 2.0%
81	@	Affiliated Computer Services, Inc.	4,188
3,090	@	Apple Computer, Inc.	138,617
429	@	Computer Sciences Corp.	19,833
9,586	@	Dell, Inc.	384,302
1,150		Electronic Data Systems Corp.	24,495
7,310	@	EMC Corp.	92,545
231	@	Gateway, Inc.	1,086
6,939		Hewlett-Packard Co.	144,331
5,098		International Business Machines Corp.	471,972
303	@	Lexmark Intl., Inc.	24,279
446	@	NCR Corp.	17,390
1,074	@	Network Appliance, Inc.	32,231
12,612	@	Sun Microsystems, Inc.	53,223
614	@	Sungard Data Systems, Inc.	16,032
616	@	Unisys Corp.	4,731
			1,429,255
		Cosmetics/Personal Care: 1.3%
343		Alberto-Culver Co.	17,929
1,113		Avon Products, Inc.	47,603
1,675		Colgate-Palmolive Co.	88,641
3,881		Gillette Co.	195,020
1,147		Kimberly-Clark Corp.	75,679
9,866		Procter & Gamble Co.	523,786
			948,658
		Distribution/Wholesale: 0.1%
478		Genuine Parts Co.	20,688
285		W.W. Grainger, Inc.	17,892
			38,580
		Diversified Financial Services: 2.6%
2,866		American Express Co.	155,194
349		Bear Stearns Cos., Inc.	34,726
544		Capital One Financial Corp.	41,714
3,050		Charles Schwab Corp.	32,025
550		CIT Group, Inc.	22,193
11,850		Citigroup, Inc.	565,482
1,830		Countrywide Financial Corp.	63,593
738	@	E*TRADE Financial Corp.	9,793
2,268		Fannie Mae	132,587
99		Federated Investors, Inc.	2,924
573		Franklin Resources, Inc.	40,219
1,544		Freddie Mac	95,728
1,080		Goldman Sachs Group, Inc.	117,504
444		Janus Capital Group, Inc.	6,229
779		Lehman Brothers Holdings, Inc.	71,029
2,812		MBNA Corp.	71,340
2,053		Merrill Lynch & Co., Inc.	120,265
2,440		Morgan Stanley	137,787
861	@	Providian Financial Corp.	14,766
995		SLM Corp.	48,556
300		T. Rowe Price Group, Inc.	18,417
			1,802,071

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.1%
2,608	@	AES Corp.	$43,658
325	@	Allegheny Energy, Inc.	6,152
436		Ameren Corp.	22,441
907		American Electric Power Co., Inc.	30,294
650		CenterPoint Energy, Inc.	7,787
67		Cinergy Corp.	2,710
262	@	CMS Energy Corp.	3,181
478		Consolidated Edison, Inc.	20,435
523		Constellation Energy Group, Inc.	26,919
750		Dominion Resources, Inc.	54,023
415		DTE Energy Co.	18,351
3,695		Duke Energy Corp.	99,727
991		Edison Intl.	32,188
450		Entergy Corp.	31,104
1,526		Exelon Corp.	69,219
133		FirstEnergy Corp.	5,485
452		FPL Group, Inc.	35,866
650		NiSource, Inc.	14,716
904	@	PG&E Corp.	31,803
223		Pinnacle West Capital Corp.	9,310
454		PPL Corp.	24,761
600		Progress Energy, Inc.	26,004
100		Public Service Enterprise Group, Inc.	5,455
1,692		Southern Co.	54,347
446		TECO Energy, Inc.	7,087
933		TXU Corp.	71,141
857		Xcel Energy, Inc.	15,186
			769,350
		Electrical Components and Equipment: 0.1%
954		Emerson Electric Co.	63,269
			63,269
		Electronics: 0.2%
1,042	@	Agilent Technologies, Inc.	25,007
494		Applera Corp. - Applied Biosystems Group	10,147
290	@	Fisher Scientific Intl.	17,589
474	@	Jabil Circuit, Inc.	12,187
288		Parker Hannifin Corp.	18,950
284		PerkinElmer, Inc.	6,299
982	@	Sanmina-SCI Corp.	5,450
2,350	@	Solectron Corp.	11,633
171		Tektronix, Inc.	4,945
533	@	Thermo Electron Corp.	14,636
290	@	Waters Corp.	14,167
			141,010
		Engineering and Construction: 0.0%
38		Fluor Corp.	2,385
			2,385
		Environmental Control: 0.1%
1,252		Waste Management, Inc.	36,608
			36,608

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Food: 0.5%
178		Albertson’s, Inc.	$3,985
950		Campbell Soup Co.	26,315
1,221		ConAgra Foods, Inc.	33,358
880		General Mills, Inc.	46,086
732		H.J. Heinz Co.	27,552
689		Hershey Foods Corp.	43,407
879		Kellogg Co.	38,676
575	@	Kroger Co.	10,344
291		McCormick & Co., Inc.	11,055
1,050	@	Safeway, Inc.	19,320
1,662		Sara Lee Corp.	37,229
457		SUPERVALU, Inc.	14,519
733		Wm. Wrigley Jr. Co.	48,789
			360,635
		Forest Products and Paper: 0.2%
633		Georgia-Pacific Corp.	22,668
1,233		International Paper Co.	46,053
344		Louisiana-Pacific Corp.	9,037
475		MeadWestvaco Corp.	14,896
446		Plum Creek Timber Co., Inc.	16,747
194		Temple-Inland, Inc.	15,559
724		Weyerhaeuser Co.	48,457
			173,417
		Gas: 0.1%
381		KeySpan Corp.	15,069
135		Nicor, Inc.	5,034
615		Sempra Energy	24,600
			44,703
		Hand/Machine Tools: 0.1%
298		Black & Decker Corp.	24,710
148		Snap-On, Inc.	4,899
285		Stanley Works	13,181
			42,790
		Healthcare-Products: 1.5%
153		Bausch & Lomb, Inc.	10,831
519		Baxter Intl., Inc.	18,508
964		Becton Dickinson & Co.	57,715
472		Biomet, Inc.	19,928
1,901	@	Boston Scientific Corp.	62,087
307		C.R. Bard, Inc.	20,416
749		Guidant Corp.	54,969
9,152		Johnson & Johnson	600,370
2,750		Medtronic, Inc.	143,329
838	@	St. Jude Medical, Inc.	32,766
200		Stryker Corp.	9,932
509	@	Zimmer Holdings, Inc.	43,723
			1,074,574
		Healthcare-Services: 0.8%
537		Aetna Inc.	78,413
950		HCA, Inc.	44,850
642	@	Humana, Inc.	21,359
300	@	Laboratory Corp. Of America Holdings	14,367
231		Manor Care, Inc.	7,870
252		Quest Diagnostics, Inc.	25,049
2,504		UnitedHealth Group, Inc.	228,264
1,144	@	WellPoint, Inc.	139,637
			559,809
		Home Builders: 0.0%
62		Centex Corp.	3,943
			3,943

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
449		Leggett & Platt, Inc.	$12,424
155		Whirlpool Corp.	9,881
			22,305
		Household Products/Wares: 0.1%
273		Avery Dennison Corp.	16,571
600		Clorox Co.	36,024
338		Fortune Brands, Inc.	27,378
			79,973
		Housewares: 0.0%
568		Newell Rubbermaid, Inc.	12,661
			12,661
		Insurance: 1.7%
632	@@	ACE Ltd.	28,099
1,236		AFLAC, Inc.	47,376
1,514		Allstate Corp.	81,272
267		AMBAC Financial Group, Inc.	20,767
5,949		American Intl. Group, Inc.	397,394
786		Chubb Corp.	62,180
468		CIGNA Corp.	42,494
411		Cincinnati Financial Corp.	18,384
676		Hartford Financial Services Group, Inc.	48,638
141		Jefferson-Pilot Corp.	6,903
390		Lincoln National Corp.	18,272
681		Loews Corp.	48,542
347		MBIA, Inc.	20,334
2,241		MetLife, Inc.	91,971
337		MGIC Investment Corp.	21,143
558		Principal Financial Group	21,773
492		Progressive Corp.	42,853
1,513		Prudential Financial, Inc.	86,241
468		Safeco Corp.	22,319
1,400		St. Paul Travelers Cos., Inc.	53,648
277		Torchmark Corp.	14,434
660		UnumProvident Corp.	11,167
302	@@	XL Capital Ltd.	22,650
			1,228,854
		Internet: 0.4%
3,066	@	eBay, Inc.	131,348
2,738	@	Symantec Corp.	60,263
3,149	@	Yahoo!, Inc.	101,618
			293,229
		Iron/Steel: 0.1%
121		Allegheny Technologies, Inc.	2,978
346		Nucor Corp.	21,570
493		United States Steel Corp.	30,743
			55,291
		Leisure Time: 0.2%
188		Brunswick Corp.	8,768
1,407		Carnival Corp.	76,513
662		Harley-Davidson, Inc.	40,965
404		Sabre Holdings Corp.	8,516
			134,762

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
264		Harrah’s Entertainment, Inc.	$17,316
747		Hilton Hotels Corp.	15,732
666		Marriott Intl., Inc.	42,690
454		Starwood Hotels & Resorts Worldwide, Inc.	25,987
			101,725
		Machinery-Construction and Mining: 0.0%
162		Caterpillar, Inc.	15,398
			15,398
		Machinery-Diversified: 0.1%
106		Cummins, Inc.	7,781
531		Deere & Co.	37,760
596		Rockwell Automation, Inc.	37,041
			82,582
		Media: 0.9%
1,014	@	Comcast Corp.	33,006
129		Gannett Co., Inc.	10,159
706		McGraw-Hill Cos., Inc.	64,846
95		Meredith Corp.	4,360
339		New York Times Co.	12,428
1,200		News Corp.	19,968
10,407	@	Time Warner, Inc.	179,312
286		Tribune Co.	11,649
3,945		Viacom, Inc.	137,680
4,670		Walt Disney Co.	130,480
			603,888
		Mining: 0.0%
204		Phelps Dodge Corp.	21,716
			21,716
		Miscellaneous Manufacturing: 2.1%
1,790		3M Co.	150,253
213		Cooper Industries Ltd.	14,776
625		Danaher Corp.	33,856
503		Dover Corp.	19,451
807		Eastman Kodak Co.	27,430
346		Eaton Corp.	24,134
24,105		General Electric Co.	848,495
1,859		Honeywell Intl., Inc.	70,586
614		Illinois Tool Works, Inc.	55,107
404	@@	Ingersoll-Rand Co.	34,037
215		ITT Industries, Inc.	18,909
308		Pall Corp.	8,338
437		Textron, Inc.	33,802
4,519	@@	Tyco Intl., Ltd.	151,296
			1,490,470
		Office/Business Equipment: 0.1%
459		Pitney Bowes, Inc.	21,050
2,144	@	Xerox Corp.	33,446
			54,496
		Oil and Gas: 3.6%
210		Amerada Hess Corp.	21,084
827		Anadarko Petroleum Corp.	63,563
708		Apache Corp.	44,519
1,215		Burlington Resources, Inc.	60,300

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

6,722		ChevronTexaco Corp.	$417,303
2,193		ConocoPhillips	243,182
1,174		Devon Energy Corp.	54,931
288		EOG Resources, Inc.	26,243
20,477		Exxon Mobil Corp.	1,296,400
365		Kerr-McGee Corp.	28,346
726		Marathon Oil Corp.	34,369
75		Noble Corp.	4,280
790		Occidental Petroleum Corp.	55,513
262		Sunoco, Inc.	25,964
550	@	Transocean, Inc.	26,664
498		Unocal Corp.	26,942
964		Valero Energy Corp.	68,675
			2,498,278
		Oil and Gas Services: 0.1%
763		Baker Hughes, Inc.	36,075
362		BJ Services Co.	18,086
850		Halliburton Co.	37,374
			91,535
		Packaging and Containers: 0.1%
410		Ball Corp.	18,204
275		Bemis Co.	8,206
401	@	Pactiv Corp.	9,067
197	@	Sealed Air Corp.	10,297
			45,774
		Pharmaceuticals: 1.8%
717		Abbott Laboratories	32,975
293		Allergan, Inc.	22,028
375		AmerisourceBergen Corp.	22,463
4,220		Bristol-Myers Squibb Co.	105,627
1,598		Cardinal Health, Inc.	93,563
1,791	@	Caremark Rx, Inc.	68,559
525		Eli Lilly & Co.	29,400
190	@	Express Scripts, Inc.	14,305
859	@	Forest Laboratories, Inc.	36,679
924	@	Gilead Sciences, Inc.	31,924
335	@	Hospira, Inc.	9,916
474	@	King Pharmaceuticals, Inc.	4,527
524	@	Medco Health Solutions, Inc.	23,276
5,149		Merck & Co., Inc.	163,223
17,306		Pfizer, Inc.	454,974
3,084		Wyeth	125,889
			1,239,328
		Pipelines: 0.1%
1,150		El Paso Corp.	14,180
77		Kinder Morgan, Inc.	6,173
1,129		Williams Cos., Inc.	21,259
			41,612
		Real Estate Investment Trusts: 0.2%
200		Apartment Investment & Management Co.	7,652
500		Archstone-Smith Trust	16,915
850		Equity Office Properties Trust	25,645
600		Equity Residential	19,686
414		ProLogis	16,461
496		Simon Property Group, Inc.	30,731
			117,090

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.7%
650	@	Autonation, Inc.	$12,695
578	@	Bed Bath & Beyond, Inc.	21,687
963		Best Buy Co., Inc.	52,021
543		Circuit City Stores, Inc.	8,487
1,386		Costco Wholesale Corp.	64,574
906		CVS Corp.	45,146
661		Darden Restaurants, Inc.	17,715
204		Dillard’s, Inc.	4,753
200		Family Dollar Stores, Inc.	6,584
419		Federated Department Stores, Inc.	23,653
2,818		Gap, Inc.	60,108
6,752		Home Depot, Inc.	270,214
1,092		J.C. Penney Co., Inc. Holding Co.	48,583
882		Limited Brands, Inc.	20,974
1,681		Lowe’s Cos., Inc.	98,809
533		May Department Stores Co.	18,394
3,882		McDonald’s Corp.	128,417
299		Nordstrom, Inc.	16,074
662	@	Office Depot, Inc.	12,744
297		RadioShack Corp.	8,779
200		Sears Roebuck and Co.	9,986
1,925		Staples, Inc.	60,676
1,246	@	Starbucks Corp.	64,555
1,951		Target Corp.	99,150
1,080		TJX Cos., Inc.	26,374
665	@	Toys R US, Inc.	15,209
9,670		Wal-Mart Stores, Inc.	499,068
3,953		Walgreen Co.	169,306
389		Wendy’s Intl., Inc.	14,724
596		Yum! Brands, Inc.	29,073
			1,928,532
		Savings and Loans: 0.2%
722		Golden West Financial Corp.	44,685
2,031		Washington Mutual, Inc.	85,220
			129,905
		Semiconductors: 0.8%
840	@	Altera Corp.	17,422
849		Analog Devices, Inc.	31,175
3,882	@	Applied Materials, Inc.	67,935
350	@	Broadcom Corp.	11,288
784	@	Freescale Semiconductor, Inc.	15,037
14,461		Intel Corp.	346,775
483	@	KLA-Tencor Corp.	23,865
623		Linear Technology Corp.	24,334
262		Maxim Integrated Products, Inc.	11,271
707		National Semiconductor Corp.	14,105
83	@	Qlogic Corp.	3,344
783		Texas Instruments, Inc.	20,726
			587,277
		Software: 1.8%
527		Adobe Systems, Inc.	32,542
522		Autodesk, Inc.	15,514
1,313		Automatic Data Processing, Inc.	56,406
614	@	BMC Software, Inc.	9,179
446	@	Citrix Systems, Inc.	10,035
1,331		Computer Associates Intl., Inc.	36,057
1,159	@	Compuware Corp.	7,835
678	@	Electronic Arts, Inc.	43,724
1,869		First Data Corp.	76,666
489	@	Fiserv, Inc.	18,553
587		IMS Health, Inc.	14,293
428	@	Intuit, Inc.	18,318

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

200	@	Mercury Interactive Corp.	$9,176
24,787		Microsoft Corp.	624,138
647	@	Novell, Inc.	3,390
19,996	@	Oracle Corp.	258,148
621	@	Parametric Technology Corp.	3,571
1,217	@	Siebel Systems, Inc.	10,381
853	@	Veritas Software Corp.	20,660
			1,268,586
		Telecommunications: 1.9%
947		Alltel Corp.	54,168
637		AT&T Corp.	12,377
983	@	Avaya, Inc.	13,762
4,046		BellSouth Corp.	104,387
330		CenturyTel, Inc.	11,101
15,051	@	Cisco Systems, Inc.	262,187
450	@	Comverse Technology, Inc.	10,445
1,246	@	Corning, Inc.	14,292
8,865	@	Lucent Technologies, Inc.	27,216
5,209		Motorola, Inc.	81,573
2,533	@	Nextel Communications, Inc.	74,546
3,694		QUALCOMM, Inc.	133,390
7,543		SBC Communications, Inc.	181,409
565		Scientific-Atlanta, Inc.	17,459
3,300		Sprint Corp.	78,144
1,057	@	Tellabs, Inc.	7,494
6,345		Verizon Communications, Inc.	228,230
			1,312,180
		Textiles: 0.0%
411		Cintas Corp.	17,994
			17,994
		Toys/Games/Hobbies: 0.0%
445		Hasbro, Inc.	9,398
876		Mattel, Inc.	18,326
			27,724
		Transportation: 0.4%
822		Burlington Northern Santa Fe Corp.	41,322
510		CSX Corp.	21,068
935		FedEx Corp.	91,424
875		Norfolk Southern Corp.	31,404
165		Ryder System, Inc.	7,006
500		Union Pacific Corp.	31,725
512		United Parcel Service, Inc.	39,675
			263,624
		Total Common Stock
		(Cost $24,286,964)	26,029,923

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X			as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. TREASURY OBLIGATIONS: 62.9%
		U.S. Treasury STRIP: 62.9%
$52,840,000		3.930%, due 08/15/09		$44,408,321
		Total U.S. Treasury Obligations
		(Cost $45,181,534)		44,408,321
		Total Long-Term Investments
		(Cost $69,468,498)		70,438,244
SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
288,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $288,021 to be received upon repurchase (Collateralized by $295,000 Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $294,243, due 02/16/07)		288,000
		Total Short-Term Investments
		(Cost $288,000)		288,000
		Total Investments In Securities
		(Cost $69,756,498)*	100.2%	$70,726,244
		Other Assets and Liabilities—Net	(0.2)	(154,653)
		Net Assets	100.0%	$70,571,591
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $69,923,346.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,055,573
		Gross Unrealized Depreciation		(1,252,675)
		Net Unrealized Appreciation		$802,898

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI			as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 32.5%
		Advertising: 0.1%
233	@	Interpublic Group of Cos., Inc.	$3,062
237		Omnicom Group, Inc.	21,583
			24,645
		Aerospace/Defense: 0.6%
1,489		Boeing Co.	81,850
267		General Dynamics Corp.	28,128
137		Goodrich Corp.	5,073
140		L-3 Communications Holdings, Inc.	10,094
786		Lockheed Martin Corp.	46,547
452		Northrop Grumman Corp.	23,911
609		Raytheon Co.	23,288
215		Rockwell Collins, Inc.	9,901
669		United Technologies Corp.	66,820
			295,612
		Agriculture: 0.6%
2,719		Altria Group, Inc.	178,502
1,142		Archer-Daniels-Midland Co.	27,522
367		Monsanto Co.	21,572
188		Reynolds American, Inc.	15,407
377		UST, Inc.	20,603
			263,606
		Airlines: 0.0%
400		Southwest Airlines Co.	5,540
			5,540
		Apparel: 0.2%
393	@	Coach, Inc.	21,823
162		Jones Apparel Group, Inc.	5,147
183		Liz Claiborne, Inc.	7,741
468		Nike, Inc.	40,692
72		Reebok Intl., Ltd.	3,180
264		VF Corp.	15,777
			94,360
		Auto Manufacturers: 0.2%
4,043		Ford Motor Co.	51,144
140		General Motors Corp.	4,994
392		PACCAR, Inc.	29,502
			85,640
		Auto Parts and Equipment: 0.0%
323	@	Goodyear Tire & Rubber Co.	4,671
252		Johnson Controls, Inc.	14,893
			19,564
		Banks: 2.2%
432		AmSouth Bancorporation	10,791
7,215		Bank of America Corp.	336,581
732		BB&T Corp.	28,658
303		Comerica, Inc.	17,295

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

160		Compass Bancshares, Inc.	$7,266
162		First Horizon National Corp.	6,893
290		Huntington Bancshares, Inc.	6,531
731		KeyCorp	24,123
147		M & T Bank Corp.	14,554
298		Marshall & Ilsley Corp.	12,066
547		Mellon Financial Corp.	15,688
1,231		National City Corp.	44,033
609		North Fork Bancorporation, Inc.	17,545
297		Northern Trust Corp.	12,548
361		PNC Financial Services Group, Inc.	19,003
599		Regions Financial Corp.	19,324
415		State Street Corp.	18,198
471		SunTrust Banks, Inc.	34,119
165		Synovus Financial Corp.	4,481
1,017		The Bank of New York Co., Inc.	30,764
2,455		U.S. Bancorp	73,036
2,797		Wachovia Corp.	148,269
2,179		Wells Fargo & Co.	129,389
126		Zions Bancorporation	8,329
			1,039,484
		Beverages: 0.7%
1,049		Anheuser-Busch Cos., Inc.	49,775
147		Brown-Forman Corp.	7,482
3,133		Coca-Cola Co.	134,092
598		Coca-Cola Enterprises, Inc.	12,767
60		Molson Coors Brewing Co.	4,172
344		Pepsi Bottling Group, Inc.	9,364
2,172		PepsiCo, Inc.	116,984
			334,636
		Biotechnology: 0.3%
1,634	@	Amgen, Inc.	100,671
447	@	Biogen Idec, Inc.	17,277
127	@	Genzyme Corp.	7,123
59	@	Millipore Corp.	2,670
			127,741
		Building Materials: 0.1%
289		American Standard Cos., Inc.	13,236
550		Masco Corp.	18,546
143		Vulcan Materials Co.	8,274
			40,056
		Chemicals: 0.6%
296		Air Products & Chemicals, Inc.	18,536
90		Ashland, Inc.	5,876
1,293		Dow Chemical Co.	71,309
1,356		E.I. du Pont de Nemours & Co.	72,276
118		Eastman Chemical Co.	6,813
138		Ecolab, Inc.	4,376
147		Engelhard Corp.	4,447
146		International Flavors & Fragrances, Inc.	6,028
382		PPG Industries, Inc.	27,485
440		Praxair, Inc.	19,725
307		Rohm & Haas Co.	14,788
321		Sherwin-Williams Co.	14,220
102		Sigma-Aldrich Corp.	6,284
			272,163
		Commercial Services: 0.3%
244	@	Apollo Group, Inc.	17,968

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,378		Cendant Corp.	$30,481
156		Equifax, Inc.	4,741
305		H&R Block, Inc.	16,257
550		McKesson Corp.	20,537
191		Moody’s Corp.	16,027
468		Paychex, Inc.	14,943
287		R.R. Donnelley & Sons Co.	9,531
201		Robert Half Intl., Inc.	5,863
			136,348
		Computers: 1.8%
26	@	Affiliated Computer Services, Inc.	1,344
1,758	@	Apple Computer, Inc.	78,864
234	@	Computer Sciences Corp.	10,818
5,581	@	Dell, Inc.	223,742
684		Electronic Data Systems Corp.	14,569
4,241	@	EMC Corp.	53,691
484	@	Gateway, Inc.	2,275
4,030		Hewlett-Packard Co.	83,824
2,987		International Business Machines Corp.	276,537
169	@	Lexmark Intl., Inc.	13,542
248	@	NCR Corp.	9,670
644	@	Network Appliance, Inc.	19,326
6,759	@	Sun Microsystems, Inc.	28,523
377	@	Sungard Data Systems, Inc.	9,843
381	@	Unisys Corp.	2,926
			829,494
		Cosmetics/Personal Care: 1.2%
123		Alberto-Culver Co.	6,429
637		Avon Products, Inc.	27,244
969		Colgate-Palmolive Co.	51,279
2,179		Gillette Co.	109,495
644		Kimberly-Clark Corp.	42,491
5,737		Procter & Gamble Co.	304,578
			541,516
		Distribution/Wholesale: 0.1%
408		Genuine Parts Co.	17,659
198		W.W. Grainger, Inc.	12,430
			30,089
		Diversified Financial Services: 2.3%
1,665		American Express Co.	90,161
190		Bear Stearns Cos., Inc.	18,905
326		Capital One Financial Corp.	24,998
1,780		Charles Schwab Corp.	18,690
378		CIT Group, Inc.	15,252
6,884		Citigroup, Inc.	328,505
1,048		Countrywide Financial Corp.	36,418
494	@	E*TRADE Financial Corp.	6,555
1,271		Fannie Mae	74,303
57		Federated Investors, Inc.	1,684
313		Franklin Resources, Inc.	21,969
887		Freddie Mac	54,994
623		Goldman Sachs Group, Inc.	67,782
345		Janus Capital Group, Inc.	4,840
477		Lehman Brothers Holdings, Inc.	43,493
1,647		MBNA Corp.	41,784
1,211		Merrill Lynch & Co., Inc.	70,940
1,445		Morgan Stanley	81,599
352	@	Providian Financial Corp.	6,037
551		SLM Corp.	26,889
160		T. Rowe Price Group, Inc.	9,822
			1,045,620

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.0%
1,528	@	AES Corp.	$25,579
144	@	Allegheny Energy, Inc.	2,726
266		Ameren Corp.	13,691
539		American Electric Power Co., Inc.	18,003
56		Cinergy Corp.	2,265
317		Consolidated Edison, Inc.	13,552
332		Constellation Energy Group, Inc.	17,088
440		Dominion Resources, Inc.	31,693
224		DTE Energy Co.	9,905
2,160		Duke Energy Corp.	58,298
544		Edison Intl.	17,669
301		Entergy Corp.	20,805
903		Exelon Corp.	40,960
93		FirstEnergy Corp.	3,835
236		FPL Group, Inc.	18,727
400		NiSource, Inc.	9,056
502	@	PG&E Corp.	17,660
127		Pinnacle West Capital Corp.	5,302
328		PPL Corp.	17,889
340		Progress Energy, Inc.	14,736
62		Public Service Enterprise Group, Inc.	3,382
954		Southern Co.	30,642
285		TECO Energy, Inc.	4,529
534		TXU Corp.	40,718
550		Xcel Energy, Inc.	9,746
			448,456
		Electrical Components and Equipment: 0.1%
557		Emerson Electric Co.	36,940
			36,940
		Electronics: 0.2%
606	@	Agilent Technologies, Inc.	14,544
278		Applera Corp. - Applied Biosystems Group	5,710
159	@	Fisher Scientific Intl.	9,643
274	@	Jabil Circuit, Inc.	7,045
153		Parker Hannifin Corp.	10,067
195		PerkinElmer, Inc.	4,325
249	@	Sanmina-SCI Corp.	1,382
1,400	@	Solectron Corp.	6,930
130		Tektronix, Inc.	3,760
321	@	Thermo Electron Corp.	8,815
154	@	Waters Corp.	7,523
			79,744
		Engineering and Construction: 0.0%
22		Fluor Corp.	1,381
			1,381
		Environmental Control: 0.0%
769		Waste Management, Inc.	22,486
			22,486
		Food: 0.4%
95		Albertson’s, Inc.	2,127
546		Campbell Soup Co.	15,124
669		ConAgra Foods, Inc.	18,277
500		General Mills, Inc.	26,185
450		H.J. Heinz Co.	16,938
327		Hershey Foods Corp.	20,601

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

541		Kellogg Co.	$23,804
378	@	Kroger Co.	6,800
192		McCormick & Co., Inc.	7,294
607	@	Safeway, Inc.	11,169
1,047		Sara Lee Corp.	23,453
300		SUPERVALU, Inc.	9,531
393		Wm. Wrigley Jr. Co.	26,158
			207,461
		Forest Products and Paper: 0.2%
341		Georgia-Pacific Corp.	12,211
664		International Paper Co.	24,800
203		Louisiana-Pacific Corp.	5,333
272		MeadWestvaco Corp.	8,530
227		Plum Creek Timber Co., Inc.	8,524
98		Temple-Inland, Inc.	7,860
330		Weyerhaeuser Co.	22,087
			89,345
		Gas: 0.1%
212		KeySpan Corp.	8,385
75		Nicor, Inc.	2,797
417		Sempra Energy	16,679
			27,861
		Hand/Machine Tools: 0.1%
172		Black & Decker Corp.	14,262
92		Snap-On, Inc.	3,045
159		Stanley Works	7,354
			24,661
		Healthcare-Products: 1.3%
70		Bausch & Lomb, Inc.	4,955
322		Baxter Intl., Inc.	11,483
556		Becton Dickinson & Co.	33,288
330		Biomet, Inc.	13,933
1,086	@	Boston Scientific Corp.	35,468
143		C.R. Bard, Inc.	9,510
435		Guidant Corp.	31,925
5,317		Johnson & Johnson	348,794
1,572		Medtronic, Inc.	81,932
446	@	St. Jude Medical, Inc.	17,439
100		Stryker Corp.	4,966
321	@	Zimmer Holdings, Inc.	27,574
			621,267
		Healthcare-Services: 0.7%
331		Aetna Inc.	48,333
540		HCA, Inc.	25,493
308	@	Humana, Inc.	10,247
181	@	Laboratory Corp. Of America Holdings	8,668
125		Manor Care, Inc.	4,259
136		Quest Diagnostics, Inc.	13,518
1,453		UnitedHealth Group, Inc.	132,455
643	@	WellPoint, Inc.	78,485
			321,458
		Home Builders: 0.0%
33		Centex Corp.	2,098
			2,098

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
241		Leggett & Platt, Inc.	$6,668
85		Whirlpool Corp.	5,419
			12,087
		Household Products/Wares: 0.1%
147		Avery Dennison Corp.	8,923
346		Clorox Co.	20,774
182		Fortune Brands, Inc.	14,742
			44,439
		Housewares: 0.0%
358		Newell Rubbermaid, Inc.	7,980
			7,980
		Insurance: 1.5%
355	@@	ACE Ltd.	15,783
647		AFLAC, Inc.	24,800
913		Allstate Corp.	49,010
142		AMBAC Financial Group, Inc.	11,045
3,452		American Intl. Group, Inc.	230,593
425		Chubb Corp.	33,622
314		CIGNA Corp.	28,511
226		Cincinnati Financial Corp.	10,109
403		Hartford Financial Services Group, Inc.	28,996
31		Jefferson-Pilot Corp.	1,518
288		Lincoln National Corp.	13,493
416		Loews Corp.	29,652
183		MBIA, Inc.	10,724
1,276		MetLife, Inc.	52,366
125		MGIC Investment Corp.	7,843
403		Principal Financial Group	15,725
258		Progressive Corp.	22,472
913		Prudential Financial, Inc.	52,041
300		Safeco Corp.	14,307
860		St. Paul Travelers Cos., Inc.	32,955
152		Torchmark Corp.	7,921
403		UnumProvident Corp.	6,819
171	@@	XL Capital Ltd.	12,825
			713,130
		Internet: 0.4%
1,766	@	eBay, Inc.	75,655
1,598	@	Symantec Corp.	35,172
1,765	@	Yahoo!, Inc.	56,957
			167,784
		Iron/Steel: 0.1%
143		Allegheny Technologies, Inc.	3,519
205		Nucor Corp.	12,780
276		United States Steel Corp.	17,211
			33,510
		Leisure Time: 0.2%
158		Brunswick Corp.	7,369
825		Carnival Corp.	44,863
395		Harley-Davidson, Inc.	24,443
253		Sabre Holdings Corp.	5,333
			82,008
		Lodging: 0.1%
141		Harrah’s Entertainment, Inc.	9,248
486		Hilton Hotels Corp.	10,235

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

401		Marriott Intl., Inc.	$25,704
283		Starwood Hotels & Resorts Worldwide, Inc.	16,199
			61,386
		Machinery-Construction and Mining: 0.0%
94		Caterpillar, Inc.	8,935
			8,935
		Machinery-Diversified: 0.1%
54		Cummins, Inc.	3,964
309		Deere & Co.	21,973
331		Rockwell Automation, Inc.	20,572
			46,509
		Media: 0.8%
590	@	Comcast Corp.	19,205
70		Gannett Co., Inc.	5,513
414		McGraw-Hill Cos., Inc.	38,026
54		Meredith Corp.	2,478
207		New York Times Co.	7,589
720		News Corp.	11,981
5,969	@	Time Warner, Inc.	102,845
168		Tribune Co.	6,843
2,302		Viacom, Inc.	80,339
2,669		Walt Disney Co.	74,572
			349,391
		Mining: 0.0%
169		Phelps Dodge Corp.	17,990
			17,990
		Miscellaneous Manufacturing: 1.9%
1,017		3M Co.	85,367
127		Cooper Industries Ltd.	8,810
388		Danaher Corp.	21,018
253		Dover Corp.	9,784
477		Eastman Kodak Co.	16,213
189		Eaton Corp.	13,183
14,013		General Electric Co.	493,257
1,106		Honeywell Intl., Inc.	41,995
389		Illinois Tool Works, Inc.	34,913
230	@@	Ingersoll-Rand Co.	19,378
118		ITT Industries, Inc.	10,378
160		Pall Corp.	4,331
237		Textron, Inc.	18,332
2,573	@@	Tyco Intl., Ltd.	86,143
			863,102
		Office/Business Equipment: 0.1%
293		Pitney Bowes, Inc.	13,437
1,269	@	Xerox Corp.	19,796
			33,233
		Oil and Gas: 3.1%
158		Amerada Hess Corp.	15,863
470		Anadarko Petroleum Corp.	36,124
394		Apache Corp.	24,775
793		Burlington Resources, Inc.	39,357
3,902		ChevronTexaco Corp.	242,236
1,252		ConocoPhillips	138,834
687		Devon Energy Corp.	32,145
134		EOG Resources, Inc.	12,210

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

11,888		Exxon Mobil Corp.	$752,630
177		Kerr-McGee Corp.	13,746
417		Marathon Oil Corp.	19,741
24		Noble Corp.	1,370
473		Occidental Petroleum Corp.	33,238
143		Sunoco, Inc.	14,171
388	@	Transocean, Inc.	18,810
286		Unocal Corp.	15,473
506		Valero Energy Corp.	36,047
			1,446,770
		Oil and Gas Services: 0.1%
400		Baker Hughes, Inc.	18,912
194		BJ Services Co.	9,692
515		Halliburton Co.	22,645
			51,249
		Packaging and Containers: 0.0%
140		Ball Corp.	6,216
162		Bemis Co.	4,834
178	@	Pactiv Corp.	4,025
116	@	Sealed Air Corp.	6,063
			21,138
		Pharmaceuticals: 1.6%
406		Abbott Laboratories	18,672
181		Allergan, Inc.	13,608
198		AmerisourceBergen Corp.	11,860
2,510		Bristol-Myers Squibb Co.	62,825
953		Cardinal Health, Inc.	55,798
999	@	Caremark Rx, Inc.	38,242
299		Eli Lilly & Co.	16,744
96	@	Express Scripts, Inc.	7,228
508	@	Forest Laboratories, Inc.	21,692
576	@	Gilead Sciences, Inc.	19,901
222	@	Hospira, Inc.	6,571
375	@	King Pharmaceuticals, Inc.	3,581
363	@	Medco Health Solutions, Inc.	16,124
2,904		Merck & Co., Inc.	92,057
9,934		Pfizer, Inc.	261,165
1,754		Wyeth	71,598
			717,666
		Pipelines: 0.1%
686		El Paso Corp.	8,458
62		Kinder Morgan, Inc.	4,971
637		Williams Cos., Inc.	11,995
			25,424
		Real Estate Investment Trusts: 0.1%
120		Apartment Investment & Management Co.	4,591
260		Archstone-Smith Trust	8,796
504		Equity Office Properties Trust	15,206
360		Equity Residential	11,812
253		ProLogis	10,059
286		Simon Property Group, Inc.	17,720
			68,184
		Retail: 2.4%
380	@	Autonation, Inc.	7,421
395	@	Bed Bath & Beyond, Inc.	14,820
576		Best Buy Co., Inc.	31,116
218		Circuit City Stores, Inc.	3,407

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

834		Costco Wholesale Corp.	$38,856
521		CVS Corp.	25,961
212		Darden Restaurants, Inc.	5,682
240		Family Dollar Stores, Inc.	7,901
225		Federated Department Stores, Inc.	12,701
1,622		Gap, Inc.	34,597
3,963		Home Depot, Inc.	158,600
651		J.C. Penney Co., Inc. Holding Co.	28,963
508		Limited Brands, Inc.	12,080
1,008		Lowe’s Cos., Inc.	59,250
369		May Department Stores Co.	12,734
2,252		McDonald’s Corp.	74,497
187		Nordstrom, Inc.	10,053
429	@	Office Depot, Inc.	8,258
215		RadioShack Corp.	6,355
120		Sears Roebuck and Co.	5,992
1,114		Staples, Inc.	35,113
730	@	Starbucks Corp.	37,821
1,195		Target Corp.	60,730
645		TJX Cos., Inc.	15,751
385	@	Toys R US, Inc.	8,805
5,611		Wal-Mart Stores, Inc.	289,585
2,303		Walgreen Co.	98,638
157		Wendy’s Intl., Inc.	5,942
387		Yum! Brands, Inc.	18,878
			1,130,507
		Savings and Loans: 0.2%
398		Golden West Financial Corp.	24,632
1,117		Washington Mutual, Inc.	46,870
			71,502
		Semiconductors: 0.7%
478	@	Altera Corp.	9,914
503		Analog Devices, Inc.	18,470
2,126	@	Applied Materials, Inc.	37,205
180	@	Broadcom Corp.	5,805
554	@	Freescale Semiconductor, Inc.	10,626
8,402		Intel Corp.	201,479
261	@	KLA-Tencor Corp.	12,896
397		Linear Technology Corp.	15,507
170		Maxim Integrated Products, Inc.	7,313
420		National Semiconductor Corp.	8,379
119	@	Qlogic Corp.	4,795
457		Texas Instruments, Inc.	12,097
			344,486
		Software: 1.6%
315		Adobe Systems, Inc.	19,451
280		Autodesk, Inc.	8,322
750		Automatic Data Processing, Inc.	32,220
423	@	BMC Software, Inc.	6,324
230	@	Citrix Systems, Inc.	5,175
756		Computer Associates Intl., Inc.	20,480
764	@	Compuware Corp.	5,165
411	@	Electronic Arts, Inc.	26,505
1,123		First Data Corp.	46,065
267	@	Fiserv, Inc.	10,130
314		IMS Health, Inc.	7,646
260	@	Intuit, Inc.	11,128
120	@	Mercury Interactive Corp.	5,506
14,370		Microsoft Corp.	361,837
415	@	Novell, Inc.	2,175
11,617	@	Oracle Corp.	149,975
753	@	Siebel Systems, Inc.	6,423

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

552	@	Veritas Software Corp.	$13,369
			737,896
		Telecommunications: 1.6%
532		Alltel Corp.	30,430
396		AT&T Corp.	7,694
588	@	Avaya, Inc.	8,232
2,385		BellSouth Corp.	61,533
171		CenturyTel, Inc.	5,752
8,707	@	Cisco Systems, Inc.	151,676
258	@	Comverse Technology, Inc.	5,988
705	@	Corning, Inc.	8,086
5,383	@	Lucent Technologies, Inc.	16,526
3,056		Motorola, Inc.	47,857
1,406	@	Nextel Communications, Inc.	41,379
2,190		QUALCOMM, Inc.	79,081
4,278		SBC Communications, Inc.	102,886
187		Scientific-Atlanta, Inc.	5,778
1,854		Sprint Corp.	43,903
495	@	Tellabs, Inc.	3,510
3,572		Verizon Communications, Inc.	128,485
			748,796
		Textiles: 0.0%
218		Cintas Corp.	9,544
			9,544
		Toys/Games/Hobbies: 0.0%
224		Hasbro, Inc.	4,731
524		Mattel, Inc.	10,962
			15,693
		Transportation: 0.3%
496		Burlington Northern Santa Fe Corp.	24,934
264		CSX Corp.	10,906
547		FedEx Corp.	53,485
500		Norfolk Southern Corp.	17,945
78		Ryder System, Inc.	3,312
320		Union Pacific Corp.	20,304
306		United Parcel Service, Inc.	23,712
			154,598
		Total Common Stock
		(Cost $14,730,082)	15,054,209

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.6%
		Federal National Mortgage Association: 35.6%
$20,000,000		4.650%, due 09/15/09		$16,468,340
		Total U.S. Government Agency Obligations
		(Cost $16,861,748)		16,468,340
U.S. TREASURY OBLIGATIONS: 31.2%
		U.S. Treasury STRIP: 31.2%
17,310,000		3.930%, due 11/15/09		14,413,275
		Total U.S. Treasury Obligations
		(Cost $14,692,866)		14,413,275
		Total Long-Term Investments
		(Cost $46,284,696)		45,935,824
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
370,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $370,027 to be received upon repurchase (Collateralized by $380,000 various U.S. Government Agency Obligations, 0.000%, Market Value plus accrued interest $381,180, due 06/15/06-10/04/06)		370,000
		Total Short-Term Investments
		(Cost $370,000)		370,000
		Total Investments In Securities
		(Cost $46,654,696)*	100.1%	$46,305,824
		Other Assets and Liabilities—Net	(0.1)	(46,804)
		Net Assets	100.0%	$46,259,020
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $46,673,969.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$720,400
		Gross Unrealized Depreciation		(1,088,545)
		Net Unrealized Depreciation		$(368,145)

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 32.7%
		Advertising: 0.1%
118	@	Interpublic Group of Cos., Inc.	$1,551
120		Omnicom Group, Inc.	10,928
			12,479
		Aerospace/Defense: 0.6%
759		Boeing Co.	41,723
136		General Dynamics Corp.	14,328
70		Goodrich Corp.	2,592
71		L-3 Communications Holdings, Inc.	5,119
399		Lockheed Martin Corp.	23,629
230		Northrop Grumman Corp.	12,167
309		Raytheon Co.	11,816
109		Rockwell Collins, Inc.	5,019
340		United Technologies Corp.	33,959
			150,352
		Agriculture: 0.6%
1,381		Altria Group, Inc.	90,663
578		Archer-Daniels-Midland Co.	13,930
186		Monsanto Co.	10,933
96		Reynolds American, Inc.	7,867
192		UST, Inc.	10,493
			133,886
		Airlines: 0.0%
203		Southwest Airlines Co.	2,812
			2,812
		Apparel: 0.2%
200	@	Coach, Inc.	11,106
82		Jones Apparel Group, Inc.	2,605
93		Liz Claiborne, Inc.	3,934
238		Nike, Inc.	20,694
37		Reebok Intl., Ltd.	1,634
134		VF Corp.	8,008
			47,981
		Auto Manufacturers: 0.2%
2,054		Ford Motor Co.	25,982
71		General Motors Corp.	2,533
199		PACCAR, Inc.	14,977
			43,492
		Auto Parts and Equipment: 0.0%
164	@	Goodyear Tire & Rubber Co.	2,371
128		Johnson Controls, Inc.	7,565
			9,936
		Banks: 2.3%
219		AmSouth Bancorporation	5,471
3,666		Bank of America Corp.	171,020
372		BB&T Corp.	14,564
154		Comerica, Inc.	8,790

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

81		Compass Bancshares, Inc.	$3,678
82		First Horizon National Corp.	3,489
147		Huntington Bancshares, Inc.	3,310
371		KeyCorp	12,243
75		M & T Bank Corp.	7,426
151		Marshall & Ilsley Corp.	6,114
278		Mellon Financial Corp.	7,973
628		National City Corp.	22,464
309		North Fork Bancorporation, Inc.	8,902
151		Northern Trust Corp.	6,380
182		PNC Financial Services Group, Inc.	9,580
304		Regions Financial Corp.	9,807
211		State Street Corp.	9,252
239		SunTrust Banks, Inc.	17,313
85		Synovus Financial Corp.	2,309
517		The Bank of New York Co., Inc.	15,639
1,247		U.S. Bancorp	37,098
1,421		Wachovia Corp.	75,327
1,107		Wells Fargo & Co.	65,734
64		Zions Bancorporation	4,230
			528,113
		Beverages: 0.7%
533		Anheuser-Busch Cos., Inc.	25,291
75		Brown-Forman Corp.	3,818
1,592		Coca-Cola Co.	68,137
304		Coca-Cola Enterprises, Inc.	6,490
30		Molson Coors Brewing Co.	2,086
175		Pepsi Bottling Group, Inc.	4,764
1,104		PepsiCo, Inc.	59,461
			170,047
		Biotechnology: 0.3%
830	@	Amgen, Inc.	51,136
227	@	Biogen Idec, Inc.	8,774
65	@	Genzyme Corp.	3,646
30	@	Millipore Corp.	1,358
			64,914
		Building Materials: 0.1%
147		American Standard Cos., Inc.	6,733
279		Masco Corp.	9,407
73		Vulcan Materials Co.	4,224
			20,364
		Chemicals: 0.6%
150		Air Products & Chemicals, Inc.	9,393
46		Ashland, Inc.	3,003
657		Dow Chemical Co.	36,234
689		E.I. du Pont de Nemours & Co.	36,723
60		Eastman Chemical Co.	3,464
70		Ecolab, Inc.	2,220
75		Engelhard Corp.	2,269
74		International Flavors & Fragrances, Inc.	3,055
194		PPG Industries, Inc.	13,958
224		Praxair, Inc.	10,042
156		Rohm & Haas Co.	7,515
163		Sherwin-Williams Co.	7,221
52		Sigma-Aldrich Corp.	3,204
			138,301

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3%
124	@	Apollo Group, Inc.	$9,131
700		Cendant Corp.	15,484
79		Equifax, Inc.	2,401
155		H&R Block, Inc.	8,262
279		McKesson Corp.	10,418
97		Moody’s Corp.	8,139
238		Paychex, Inc.	7,599
146		R.R. Donnelley & Sons Co.	4,849
102		Robert Half Intl., Inc.	2,975
			69,258
		Computers: 1.8%
13	@	Affiliated Computer Services, Inc.	672
894	@	Apple Computer, Inc.	40,105
119	@	Computer Sciences Corp.	5,501
2,835	@	Dell, Inc.	113,656
348		Electronic Data Systems Corp.	7,412
2,155	@	EMC Corp.	27,282
246	@	Gateway, Inc.	1,156
2,046		Hewlett-Packard Co.	42,557
1,517		International Business Machines Corp.	140,445
86	@	Lexmark Intl., Inc.	6,891
126	@	NCR Corp.	4,913
327	@	Network Appliance, Inc.	9,813
3,434	@	Sun Microsystems, Inc.	14,491
192	@	Sungard Data Systems, Inc.	5,013
194	@	Unisys Corp.	1,490
			421,397
		Cosmetics/Personal Care: 1.2%
62		Alberto-Culver Co.	3,241
324		Avon Products, Inc.	13,857
490		Colgate-Palmolive Co.	25,931
1,107		Gillette Co.	55,627
327		Kimberly-Clark Corp.	21,575
2,914		Procter & Gamble Co.	154,704
			274,935
		Distribution/Wholesale: 0.1%
207		Genuine Parts Co.	8,959
101		W.W. Grainger, Inc.	6,341
			15,300
		Diversified Financial Services: 2.3%
850		American Express Co.	46,027
97		Bear Stearns Cos., Inc.	9,652
166		Capital One Financial Corp.	12,729
904		Charles Schwab Corp.	9,492
192		CIT Group, Inc.	7,747
3,498		Citigroup, Inc.	166,924
540		Countrywide Financial Corp.	18,765
251	@	E*TRADE Financial Corp.	3,331
646		Fannie Mae	37,765
29		Federated Investors, Inc.	857
159		Franklin Resources, Inc.	11,160
451		Freddie Mac	27,962
317		Goldman Sachs Group, Inc.	34,490
175		Janus Capital Group, Inc.	2,455
242		Lehman Brothers Holdings, Inc.	22,066
837		MBNA Corp.	21,235
615		Merrill Lynch & Co., Inc.	36,027
734		Morgan Stanley	41,448
179	@	Providian Financial Corp.	3,070
280		SLM Corp.	13,664
81		T. Rowe Price Group, Inc.	4,973
			531,839

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.0%
774	@	AES Corp.	$12,957
73	@	Allegheny Energy, Inc.	1,382
134		Ameren Corp.	6,897
274		American Electric Power Co., Inc.	9,152
28		Cinergy Corp.	1,133
161		Consolidated Edison, Inc.	6,883
169		Constellation Energy Group, Inc.	8,698
221		Dominion Resources, Inc.	15,919
113		DTE Energy Co.	4,997
1,094		Duke Energy Corp.	29,526
276		Edison Intl.	8,964
153		Entergy Corp.	10,575
459		Exelon Corp.	20,820
47		FirstEnergy Corp.	1,938
120		FPL Group, Inc.	9,522
203		NiSource, Inc.	4,596
255	@	PG&E Corp.	8,971
65		Pinnacle West Capital Corp.	2,714
167		PPL Corp.	9,108
170		Progress Energy, Inc.	7,368
34		Public Service Enterprise Group, Inc.	1,855
485		Southern Co.	15,578
145		TECO Energy, Inc.	2,304
271		TXU Corp.	20,664
279		Xcel Energy, Inc.	4,944
			227,465
		Electrical Components and Equipment: 0.1%
283		Emerson Electric Co.	18,769
			18,769
		Electronics: 0.2%
308	@	Agilent Technologies, Inc.	7,392
141		Applera Corp. - Applied Biosystems Group	2,896
81	@	Fisher Scientific Intl.	4,913
139	@	Jabil Circuit, Inc.	3,574
78		Parker Hannifin Corp.	5,132
99		PerkinElmer, Inc.	2,196
127	@	Sanmina-SCI Corp.	705
711	@	Solectron Corp.	3,519
66		Tektronix, Inc.	1,909
163	@	Thermo Electron Corp.	4,476
78	@	Waters Corp.	3,810
			40,522
		Engineering and Construction: 0.0%
12		Fluor Corp.	753
			753
		Environmental Control: 0.0%
391		Waste Management, Inc.	11,433
			11,433
		Food: 0.4%
48		Albertson’s, Inc.	1,075
277		Campbell Soup Co.	7,673
340		ConAgra Foods, Inc.	9,289
254		General Mills, Inc.	13,302
229		H.J. Heinz Co.	8,620
167		Hershey Foods Corp.	10,521

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

275		Kellogg Co.	$12,100
192	@	Kroger Co.	3,454
98		McCormick & Co., Inc.	3,723
308	@	Safeway, Inc.	5,667
532		Sara Lee Corp.	11,917
152		SUPERVALU, Inc.	4,829
200		Wm. Wrigley Jr. Co.	13,311
			105,481
		Forest Products and Paper: 0.2%
173		Georgia-Pacific Corp.	6,195
337		International Paper Co.	12,587
103		Louisiana-Pacific Corp.	2,706
138		MeadWestvaco Corp.	4,328
115		Plum Creek Timber Co., Inc.	4,318
50		Temple-Inland, Inc.	4,010
168		Weyerhaeuser Co.	11,244
			45,388
		Gas: 0.1%
108		KeySpan Corp.	4,271
38		Nicor, Inc.	1,417
212		Sempra Energy	8,480
			14,168
		Hand/Machine Tools: 0.1%
87		Black & Decker Corp.	7,214
47		Snap-On, Inc.	1,556
81		Stanley Works	3,746
			12,516
		Healthcare-Products: 1.3%
36		Bausch & Lomb, Inc.	2,548
164		Baxter Intl., Inc.	5,848
282		Becton Dickinson & Co.	16,883
168		Biomet, Inc.	7,093
552	@	Boston Scientific Corp.	18,028
73		C.R. Bard, Inc.	4,855
219		Guidant Corp.	16,072
2,701		Johnson & Johnson	177,186
799		Medtronic, Inc.	41,644
227	@	St. Jude Medical, Inc.	8,876
51		Stryker Corp.	2,533
163	@	Zimmer Holdings, Inc.	14,002
			315,568
		Healthcare-Services: 0.7%
168		Aetna Inc.	24,531
282		HCA, Inc.	13,313
156	@	Humana, Inc.	5,190
92	@	Laboratory Corp. Of America Holdings	4,406
64		Manor Care, Inc.	2,180
69		Quest Diagnostics, Inc.	6,859
738		UnitedHealth Group, Inc.	67,276
327	@	WellPoint, Inc.	39,914
			163,669
		Home Builders: 0.0%
18		Centex Corp.	1,145
			1,145

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
122		Leggett & Platt, Inc.	$3,376
43		Whirlpool Corp.	2,741
			6,117
		Household Products/Wares: 0.1%
75		Avery Dennison Corp.	4,553
176		Clorox Co.	10,567
92		Fortune Brands, Inc.	7,452
			22,572
		Housewares: 0.0%
182		Newell Rubbermaid, Inc.	4,057
			4,057
		Insurance: 1.5%
180	@@	ACE Ltd.	8,003
329		AFLAC, Inc.	12,611
464		Allstate Corp.	24,908
72		AMBAC Financial Group, Inc.	5,600
1,754		American Intl. Group, Inc.	117,166
216		Chubb Corp.	17,088
160		CIGNA Corp.	14,528
115		Cincinnati Financial Corp.	5,144
206		Hartford Financial Services Group, Inc.	14,822
16		Jefferson-Pilot Corp.	783
146		Lincoln National Corp.	6,840
211		Loews Corp.	15,040
93		MBIA, Inc.	5,450
648		MetLife, Inc.	26,594
64		MGIC Investment Corp.	4,015
205		Principal Financial Group	7,999
131		Progressive Corp.	11,410
464		Prudential Financial, Inc.	26,448
152		Safeco Corp.	7,249
437		St. Paul Travelers Cos., Inc.	16,746
77		Torchmark Corp.	4,012
205		UnumProvident Corp.	3,469
87	@@	XL Capital Ltd.	6,525
			362,450
		Internet: 0.4%
898	@	eBay, Inc.	38,471
810	@	Symantec Corp.	17,828
897	@	Yahoo!, Inc.	28,946
			85,245
		Iron/Steel: 0.1%
73		Allegheny Technologies, Inc.	1,797
104		Nucor Corp.	6,483
139		United States Steel Corp.	8,668
			16,948
		Leisure Time: 0.2%
80		Brunswick Corp.	3,731
419		Carnival Corp.	22,786
201		Harley-Davidson, Inc.	12,438
129		Sabre Holdings Corp.	2,719
			41,674

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
72		Harrah’s Entertainment, Inc.	$4,722
247		Hilton Hotels Corp.	5,202
204		Marriott Intl., Inc.	13,076
144		Starwood Hotels & Resorts Worldwide, Inc.	8,243
			31,243
		Machinery-Construction and Mining: 0.0%
48		Caterpillar, Inc.	4,562
			4,562
		Machinery-Diversified: 0.1%
27		Cummins, Inc.	1,982
157		Deere & Co.	11,165
168		Rockwell Automation, Inc.	10,441
			23,588
		Media: 0.8%
298	@	Comcast Corp.	9,700
38		Gannett Co., Inc.	2,993
210		McGraw-Hill Cos., Inc.	19,289
27		Meredith Corp.	1,239
105		New York Times Co.	3,849
358		News Corp.	5,957
3,033	@	Time Warner, Inc.	52,258
85		Tribune Co.	3,462
1,170		Viacom, Inc.	40,833
1,356		Walt Disney Co.	37,887
			177,467
		Mining: 0.0%
86		Phelps Dodge Corp.	9,155
			9,155
		Miscellaneous Manufacturing: 1.9%
517		3M Co.	43,397
65		Cooper Industries Ltd.	4,509
197		Danaher Corp.	10,671
129		Dover Corp.	4,988
242		Eastman Kodak Co.	8,226
96		Eaton Corp.	6,696
7,119		General Electric Co.	250,589
562		Honeywell Intl., Inc.	21,339
198		Illinois Tool Works, Inc.	17,771
117	@@	Ingersoll-Rand Co.	9,857
60		ITT Industries, Inc.	5,277
81		Pall Corp.	2,193
120		Textron, Inc.	9,282
1,307	@@	Tyco Intl., Ltd.	43,758
			438,553
		Office/Business Equipment: 0.1%
149		Pitney Bowes, Inc.	6,833
638	@	Xerox Corp.	9,953
			16,786
		Oil and Gas: 3.1%
80		Amerada Hess Corp.	8,032
238		Anadarko Petroleum Corp.	18,293
200		Apache Corp.	12,576
403		Burlington Resources, Inc.	20,001
1,987		ChevronTexaco Corp.	123,353
635		ConocoPhillips	70,415
351		Devon Energy Corp.	16,423
68		EOG Resources, Inc.	6,196

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

6,035		Exxon Mobil Corp.	$382,075
90		Kerr-McGee Corp.	6,989
212		Marathon Oil Corp.	10,036
12		Noble Corp.	685
240		Occidental Petroleum Corp.	16,865
73		Sunoco, Inc.	7,234
197	@	Transocean, Inc.	9,551
146		Unocal Corp.	7,899
257		Valero Energy Corp.	18,309
			734,932
		Oil and Gas Services: 0.1%
203		Baker Hughes, Inc.	9,598
99		BJ Services Co.	4,946
262		Halliburton Co.	11,520
			26,064
		Packaging and Containers: 0.0%
71		Ball Corp.	3,152
82		Bemis Co.	2,447
90	@	Pactiv Corp.	2,035
59	@	Sealed Air Corp.	3,084
			10,718
		Pharmaceuticals: 1.6%
206		Abbott Laboratories	9,474
92		Allergan, Inc.	6,917
101		AmerisourceBergen Corp.	6,050
1,275		Bristol-Myers Squibb Co.	31,913
484		Cardinal Health, Inc.	28,338
508	@	Caremark Rx, Inc.	19,446
152		Eli Lilly & Co.	8,512
49	@	Express Scripts, Inc.	3,689
255	@	Forest Laboratories, Inc.	10,889
293	@	Gilead Sciences, Inc.	10,123
113	@	Hospira, Inc.	3,345
191	@	King Pharmaceuticals, Inc.	1,824
184	@	Medco Health Solutions, Inc.	8,173
1,475		Merck & Co., Inc.	46,758
5,047		Pfizer, Inc.	132,685
891		Wyeth	36,371
			364,507
		Pipelines: 0.1%
349		El Paso Corp.	4,303
31		Kinder Morgan, Inc.	2,485
324		Williams Cos., Inc.	6,101
			12,889
		Real Estate Investment Trusts: 0.1%
132		Archstone-Smith Trust	4,466
256		Equity Office Properties Trust	7,724
180		Equity Residential	5,906
129		ProLogis	5,129
145		Simon Property Group, Inc.	8,983
			32,208
		Retail: 2.5%
193	@	Autonation, Inc.	3,769
201	@	Bed Bath & Beyond, Inc.	7,542
293		Best Buy Co., Inc.	15,828
111		Circuit City Stores, Inc.	1,735
424		Costco Wholesale Corp.	19,754

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

265		CVS Corp.	$13,205
108		Darden Restaurants, Inc.	2,894
122		Family Dollar Stores, Inc.	4,016
114		Federated Department Stores, Inc.	6,435
820		Gap, Inc.	17,491
2,012		Home Depot, Inc.	80,520
331		J.C. Penney Co., Inc. Holding Co.	14,726
258		Limited Brands, Inc.	6,135
512		Lowe’s Cos., Inc.	30,095
187		May Department Stores Co.	6,453
1,149		McDonald’s Corp.	38,009
95		Nordstrom, Inc.	5,107
218	@	Office Depot, Inc.	4,197
109		RadioShack Corp.	3,222
61		Sears Roebuck and Co.	3,046
566		Staples, Inc.	17,840
372	@	Starbucks Corp.	19,273
607		Target Corp.	30,848
328		TJX Cos., Inc.	8,010
196	@	Toys R US, Inc.	4,483
2,851		Wal-Mart Stores, Inc.	147,140
1,166		Walgreen Co.	49,940
80		Wendy’s Intl., Inc.	3,028
197		Yum! Brands, Inc.	9,610
			574,351
		Savings and Loans: 0.2%
202		Golden West Financial Corp.	12,502
568		Washington Mutual, Inc.	23,833
			36,335
		Semiconductors: 0.7%
243	@	Altera Corp.	5,040
256		Analog Devices, Inc.	9,400
1,080	@	Applied Materials, Inc.	18,900
91	@	Broadcom Corp.	2,935
281	@	Freescale Semiconductor, Inc.	5,390
4,262		Intel Corp.	102,202
133	@	KLA-Tencor Corp.	6,572
202		Linear Technology Corp.	7,890
86		Maxim Integrated Products, Inc.	3,700
213		National Semiconductor Corp.	4,249
60	@	Qlogic Corp.	2,417
232		Texas Instruments, Inc.	6,141
			174,836
		Software: 1.6%
160		Adobe Systems, Inc.	9,880
142		Autodesk, Inc.	4,220
381		Automatic Data Processing, Inc.	16,368
215	@	BMC Software, Inc.	3,214
117	@	Citrix Systems, Inc.	2,633
384		Computer Associates Intl., Inc.	10,403
388	@	Compuware Corp.	2,623
209	@	Electronic Arts, Inc.	13,478
571		First Data Corp.	23,422
136	@	Fiserv, Inc.	5,160
160		IMS Health, Inc.	3,896
132	@	Intuit, Inc.	5,650
61	@	Mercury Interactive Corp.	2,799
7,301		Microsoft Corp.	183,838
211	@	Novell, Inc.	1,106
5,902	@	Oracle Corp.	76,194
383	@	Siebel Systems, Inc.	3,267
280	@	Veritas Software Corp.	6,782
			374,933

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.6%
270		Alltel Corp.	$15,444
201		AT&T Corp.	3,905
299	@	Avaya, Inc.	4,186
1,212		BellSouth Corp.	31,270
87		CenturyTel, Inc.	2,927
4,424	@	Cisco Systems, Inc.	77,065
131	@	Comverse Technology, Inc.	3,041
358	@	Corning, Inc.	4,106
2,735	@	Lucent Technologies, Inc.	8,396
1,553		Motorola, Inc.	24,320
714	@	Nextel Communications, Inc.	21,013
1,112		QUALCOMM, Inc.	40,154
2,173		SBC Communications, Inc.	52,261
95		Scientific-Atlanta, Inc.	2,936
942		Sprint Corp.	22,307
251	@	Tellabs, Inc.	1,780
1,815		Verizon Communications, Inc.	65,285
			380,396
		Textiles: 0.0%
111		Cintas Corp.	4,860
			4,860
		Toys/Games/Hobbies: 0.0%
114		Hasbro, Inc.	2,408
266		Mattel, Inc.	5,564
			7,972
		Transportation: 0.3%
252		Burlington Northern Santa Fe Corp.	12,668
134		CSX Corp.	5,536
278		FedEx Corp.	27,183
255		Norfolk Southern Corp.	9,152
40		Ryder System, Inc.	1,698
163		Union Pacific Corp.	10,342
155		United Parcel Service, Inc.	12,011
			78,590
		Total Common Stock
		(Cost $7,679,718)	7,646,291

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII			as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.7%
		Federal National Mortgage Association: 18.7%
$2,697,000		4.600%, due 11/15/09 STRIP		$2,211,028
2,651,000		4.670%, due 01/15/10 STRIP		2,152,882
		Total U.S. Government Agency Obligations
		(Cost $4,419,554)		4,363,910
U.S. TREASURY OBLIGATIONS: 47.4%
		U.S. Treasury STRIP: 47.4%
13,475,000		3.990%, due 02/15/10		11,073,674
		Total U.S. Treasury Obligations
		(Cost $11,234,556)		11,073,674
		Total Long-Term Investments
		(Cost $23,333,828)		23,083,875
SHORT-TERM INVESTMENTS: 1.2%
		Repurchase Agreement: 1.2%
290,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.599%, due 03/01/05, $290,021 to be received upon repurchase (Collateralized by $305,000 Federal National Mortgage Association, 2.300%, Market Value plus accrued interest $299,004, due 12/26/06)		$290,000
		Total Short-Term Investments
		(Cost $290,000)		290,000
		Total Investments In Securities
		(Cost $23,623,828)*	100.0%	$23,373,875
		Other Assets and Liabilities—Net	—	9,096
		Net Assets	100.0%	$23,382,971
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $23,623,904.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$107,268
		Gross Unrealized Depreciation		(357,297)
		Net Unrealized Depreciation		$(250,029)

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Equity Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	April 28, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 28, 2005